     As filed with the Securities and Exchange Commission on April 9, 1999

                                                     Registration No. 333-19123
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                        POST-EFFECTIVE AMENDMENT NO. 4

                                      TO


                                   FORM S-6

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                                ---------------
                 ReliaStar Life Insurance Company of New York
                       Variable Life Separate Account I
                          (Exact Name of Registrant)

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                              1000 Woodbury Road
                           Woodbury, New York 11797
         (Name and Address of principal executive office of depositor)


                                ---------------
                               Stewart D. Gregg
                                    Counsel
                 ReliaStar Life Insurance Company of New York
                          20 Washington Avenue South
                             Minneapolis, MN 55440


                                   Copy to:

                               Jeffrey A. Proulx
                               Associate Counsel
                 ReliaStar Life Insurance Company of New York
                          20 Washington Avenue South
                             Minneapolis, MN 55440
                                ---------------


It is proposed that this filing will become effective

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485 [X] on April 30, 1999 pursuant to paragraph (b) of Rule 485

[  ] 60 days after filing pursuant to paragraph (a) of Rule 485
[  ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                ---------------
                     Title of Securities Being Registered:

       Variable Life contracts issued by a registered separate account.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I


                             CROSS REFERENCE SHEET
                        (Reconciliation and Tie Sheet)




Item Number of
  Form N-8B-2    Heading in the Prospectus
---------------- ---------------------------------------------------------------------------------------------------
        1        Cover Page
        2        Cover Page
        3        Not Applicable
        4        Distribution of the Policies
        5        ReliaStar Life Insurance Company of New York; The Variable Account
        6        The Variable Account
        7        Not Applicable
        8        Not Applicable
        9        Not Applicable
       10        Summary; Death Benefit; Payment and Allocation of Premiums; Death Benefit Guarantee;
                 Accumulation Value; Policy Lapse and Reinstatement; Surrender Benefits; Additional Information on
                 the Investments of the Variable Account; Transfers; Policy Loans; Free Look and Conversion Rights;
                 Voting Rights; General Provisions; Appendix A; Appendix B
       11        Deductions and Charges; Additional Information on the Investments of the Variable Account
       12        Additional Information on the Investments of the Variable Account
       13        Deductions and Charges
       14        The Policies; General Provisions; Distribution of the Policies
       15        Payment and Allocation of Premiums; Additional Information on the Investments of the Variable Account
       16        Payment and Allocation of Premiums; Surrender Benefits; Additional Information on the Investments of
                 the Variable Account
       17        Surrender Benefits; Policy Loans; Free Look and Conversion Rights; General Provisions
       18        The Variable Account; Additional Information on the Investments of the Variable Account; Payment
                 and Allocation of Premiums
       19        Voting Rights; General Provisions
       20        Not Applicable
       21        Policy Loans
       22        Not Applicable
       23        Bonding Arrangements
       24        Definitions; General Provisions
       25        ReliaStar Life Insurance Company of New York
       26        Not Applicable
       27        ReliaStar Life Insurance Company of New York
       28        Management
       29        ReliaStar Life Insurance Company of New York
       30        Not Applicable
       31        Not Applicable
       32        Not Applicable
       33        Not Applicable
       34        Not Applicable
       35        Not Applicable
       36        Not Applicable
       37        Not Applicable
       38        Distribution of the Policies
       39        Distribution of the Policies
       40        Distribution of the Policies
       41        Distribution of the Policies
       42        Management
       43        Not Applicable
       44        Additional Information on the Investments of the Variable Account; Payment and Allocation of
                 Premiums; Deductions and Charges


Item Number
of Form
N-8B-2      Heading in the Prospectus
--------    ----------------------------------------------------------------------------------------------
  45        Not Applicable
  46        Additional Information on the Investments of the Variable Account; Deductions and Charges
  47        Additional Information on the Investments of the Variable Account
  48        ReliaStar Life Insurance Company of New York; State Regulation
  49        Not Applicable
  50        The Variable Account
  51        Cover Page; The Policies; Death Benefit; Payment and Allocation of Premiums; Deductions and
            Charges; Policy Lapse and Reinstatement; General Provisions; Free Look and Conversion Rights
  52        Additional Information on the Investments of the Variable Account
  53        Federal Tax Matters
  54        Not Applicable
  55        Not Applicable
  56        Not Applicable
  57        Not Applicable
  58        Not Applicable
  59        Financial Statements

                         [RELIASTAR LOGO APPEARS HERE]





                  ReliaStar Life Insurance Company of New York
                              1000 Woodbury Road
                            Woodbury, New York 11797
                              -------------------
                                SELECT*LIFE NY
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                   Issued by
 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
                                      of
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

     ReliaStar Life Insurance Company of New York is offering the flexible premium variable life insurance policy (Select*Life NY) described in this prospectus. ReliaStar designed the Policy to provide (1) a death benefit payable when the insured person dies; and (2) maximum flexibility regarding premium payments and death benefits. Subject to certain restrictions, Policy owners may:

     o vary the frequency and amount of premium payments;

     o increase or decrease the level of death benefits payable under the policy; and

     o allocate premiums to:

     -- the Fixed Account, an account that provides a minimum specified rate of interest; and

      --  Sub-Accounts of ReliaStar Life Insurance Company of New York Variable
Life Separate Account I, a Variable     account allowing you to invest in
certain portfolios of the following Funds:


The Alger American Fund                              Neuberger Berman Advisers Management Trust

Fidelity Variable Insurance Products Fund            Northstar Galaxy Trust

Fidelity Variable Insurance Products Fund II         OCC Accumulation Trust

Janus Aspen Series                                   Putnam Variable Trust

     If you allocate net premiums to Sub-Accounts of ReliaStar Life Insurance Company of New York Variable Life Separate Account I, the amount of the Policy's death benefit may, and the total value attributed to a Policy will, vary to reflect the investment performance of the Sub-Accounts you select.

     The Policy's purpose is to provide insurance protection for the beneficiary. ReliaStar does not claim that investing in the Policy is in any way similar or comparable to a systematic investment plan or a mutual fund.

     Generally, the Policy will remain in force as long as the cash surrender value (that is, the amount that ReliaStar would pay if you surrender the Policy) is sufficient to pay certain monthly charges. However, under certain circumstances the Policy provides a death benefit guarantee that allows the Policy to remain in force without regard to the cash surrender value. See "Death Benefit Guarantee."

     Interests in the Policies and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are Federally insured by the Federal Deposit Insurance Corporation or any other government agency.

     The Securities and Exchange Commission has not approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

     Please read this prospectus carefully and keep it for future reference. Call 1-800-456-6965 to obtain a current prospectus for any of the Funds. A current prospectus for each of the Funds must accompany this prospectus and should be read in conjunction with this prospectus.

The date of this Prospectus is April 30, 1999

 DEFINITIONS ..................................................  5
 PART 1. SUMMARY
  The Policy ..................................................  7
  Free Look Rights ............................................  9
  Premium Payments ............................................  9
  The Variable Account ........................................  9
  The Fixed Account ...........................................  9
  The Funds ...................................................  9
  Charges Against the Accumulation Value ...................... 11
  Charges Upon Lapse or Total Surrender of the Policy ......... 12
  Surrenders .................................................. 12
  Partial Withdrawals ......................................... 12
  Loans ....................................................... 12
  Transfers ................................................... 12
  Death Benefit Overview ...................................... 12
  Adjusting the Death Benefit ................................. 13
  Death Benefit Guarantee ..................................... 13
  Lapse ....................................................... 13
  Taxation of Death Benefit Proceeds .......................... 13
  Taxation of the Policy ...................................... 13
 PART 2. DETAILED INFORMATION
  ReliaStar Life Insurance Company of New York ................ 14
  The Policies ................................................ 14
   Deductions and Charges ..................................... 14
   Premium Expense Charge ..................................... 14
   Monthly Deduction .......................................... 14
     Cost of Insurance ........................................ 15
     Monthly Administrative Charge ............................ 15
     Monthly Mortality and Expense Risk Charge ................ 15
     Optional Insurance Benefit Charges ....................... 15
   Surrender Charge ........................................... 15
   Partial Withdrawal and Transfer Charges .................... 16
   Modification of Charges .................................... 16
   Investment Advisory Fees and Other Fund Expenses ........... 17
   Fund Expenses .............................................. 17
  The Variable Account ........................................ 19
   Investments of the Variable Account ........................ 19
   Performance Information .................................... 19
  Death Benefit ............................................... 20
   Death Benefit Options ...................................... 20
     Level Amount Option ...................................... 20
     Variable Amount Option ................................... 21
   Which Death Benefit Option to Choose ....................... 21
  Requested Changes in Face Amount ............................ 22
   Increases .................................................. 22
   Decreases .................................................. 22
   Effect of Requested Changes in Face Amount ................. 22
  Insurance Protection ........................................ 23
  Changing the Death Benefit Option ........................... 23
  Accelerated Benefit Rider ................................... 24
  Payment and Allocation of Premiums .......................... 24

   Issuing the Policy ............................................... 24
     Coverage ....................................................... 24
     Minimum Initial Premium ........................................ 24
   Allocating Premiums .............................................. 24
     Crediting Net Premiums ......................................... 25
     Refunding Premiums ............................................. 25
   Amount and Timing of Premiums .................................... 25
   Planned Periodic Premiums ........................................ 25
   Paying Premiums by Mail .......................................... 26
  Death Benefit Guarantee ........................................... 26
   Requirements for the Death Benefit Guarantee ..................... 26
  Accumulation Value ................................................ 27
  Specialized Uses of the Policy .................................... 28
  Policy Lapse and Reinstatement .................................... 28
   Lapse ............................................................ 28
   Reinstatement .................................................... 28
  Surrender Benefits ................................................ 28
   Total Surrender .................................................. 28
   Partial Withdrawal ............................................... 29
     Effect of Partial Withdrawal ................................... 29
  Transfers ......................................................... 29
   Telephone/Fax Instructions ....................................... 30
   Dollar Cost Averaging Service .................................... 30
   Portfolio Rebalancing Service .................................... 30
   Transfer Limits .................................................. 31
   Transfer Charges ................................................. 31
  Policy Loans ...................................................... 31
   General .......................................................... 31
   Immediate Effect of Policy Loans ................................. 32
   Effect on Investment Performance ................................. 32
   Effect on Policy Coverage ........................................ 32
   Interest ......................................................... 32
   Repayment of Loan Amount ......................................... 32
   Tax Considerations ............................................... 33
  Free Look and Conversion Rights ................................... 33
   Free Look Rights ................................................. 33
   Conversion Rights ................................................ 33
     General Option ................................................. 33
  Additional Information on the Investments of the Variable Account . 33
     Investment Limits .............................................. 33
     Addition, Deletion, or Substitution of Investments ............. 34
  Voting Rights ..................................................... 34
   Disregarding Voting Instructions ................................. 34
  Benefits at Age 95 ................................................ 35
  General Provisions ................................................ 35
   Ownership ........................................................ 35
   Proceeds ......................................................... 35
   Beneficiary ...................................................... 35
   Postponement of Payments ......................................... 35
   Settlement Options ............................................... 36
     Interest on Settlement Options ................................. 36
   Incontestability ................................................. 36
   Misstatement of Age and Sex ...................................... 36
   Suicide .......................................................... 37

   Termination .................................................................  37
   Amendment ...................................................................  37
   Reports .....................................................................  37
     Annual Statement ..........................................................  37
     Projection Report .........................................................  37
     Other Reports .............................................................  37
   Dividends ...................................................................  37
   Collateral Assignment .......................................................  37
   Optional Insurance Benefits .................................................  37
     Accelerated Benefit Rider .................................................  38
     Accidental Death Benefit Rider ............................................  38
     Additional Insured Rider ..................................................  38
     Waiver of Monthly Deduction Rider .........................................  38
     Cost of Living Increase Rider .............................................  38
     Waiver of Specified Premium Rider .........................................  38
  Federal Tax Matters ..........................................................  38
   Introduction ................................................................  38
   Tax Status of the Policy ....................................................  38
   Tax Treatment of Policy Benefits ............................................  38
     In General ................................................................  38
     Modified Endowment Contracts ..............................................  39
     Distributions from Modified Endowment Contracts ...........................  39
     Distributions from Policies That Are Not Modified Endowment Contracts .....  39
     Policy Loans ..............................................................  39
     Multiple Policies .........................................................  39
   Taxation of ReliaStar Life Insurance Company of New York ....................  39
   Possible Changes in Taxation ................................................  40
   Other Considerations ........................................................  40
   Legal Developments Regarding Employment-Related Benefit Plans ...............  40
   Preparing for Year 2000 .....................................................  40
  Distribution of the Policies .................................................  40
  Management ...................................................................  41
   Directors and Officers ......................................................  41
  State Regulation .............................................................  44
  Legal Proceedings ............................................................  44
  Bonding Arrangements .........................................................  44
  Legal Matters ................................................................  44
  Experts ......................................................................  44
  Registration Statement Contains Further Information ..........................  44
  Financial Statements .........................................................  44
  Appendices ................................................................... A-1



     The Policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

     ReliaStar has not authorized any person to give any information or to make any representations regarding the Policy other than those contained in this prospectus or the accompanying Fund prospectuses. Do not rely on any such information or representations.

DEFINITIONS


Accumulation Value. The total value attributable to a specific Policy, which equals the sum of the Variable Accumulation Value (the total of the values in each Sub-Account of the Variable Account) and the Fixed Accumulation Value (the value in the Fixed Account). See "Accumulation Value" at page 27 and Appendix B.


Age. The Insured's age at the last birthday determined as of the beginning of each Policy Year.

Cash Surrender Value. The Accumulation Value less any Surrender Charge, Loan
   Amount and unpaid Monthly Deductions.

Cash Value. The Accumulation Value less any Surrender Charge.


Code. Internal Revenue Code of 1986, as amended.

Death Benefit. The amount determined under the applicable Death Benefit Option.
   We will reduce the proceeds payable to the beneficiary upon the Insured's death by any Loan Amount and any unpaid Monthly Deductions. See "Death Benefit" at page 20.

Death Benefit Guarantee. A feature of the Policy guaranteeing that the Policy will not lapse during the Death Benefit Guarantee Period specified in your Policy if, on each Monthly Anniversary, the total premiums paid on the Policy, less any partial withdrawals and any Loan Amount, equals or exceeds the total required Minimum Monthly Premium payments specified in your Policy. See "Death Benefit Guarantee" at page 26.

Death Benefit Option. Either of two death benefit options available under the Policy (the Level Amount Option and the Variable Amount Option). See "Death Benefit -- Death Benefit Options" at page 20.

Face Amount. The minimum Death Benefit under the Policy as long as the Policy remains in force. See "Death Benefit" at page 20.

Fixed Account. ReliaStar Life Insurance Company of New York's assets other than those allocated to the Variable Account or any other separate account. See Appendix A.

Fixed Accumulation Value. The value attributable to a specific Policy based upon amounts in the Fixed Account. Unlike the Variable Accumulation Value, the Fixed Accumulation Value will not reflect the investment performance of the Funds. See "Accumulation Value" at page 27 and Appendix B.

Funds. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests. See "Investments of the Variable Account" at page 19.

Insured. The person upon whose life we issue the Policy.

Issue Date. The date insurance coverage under a Policy begins.

Loan Amount. The sum of all unpaid Policy loans including unpaid interest due thereon. See "Policy Loans" at page 31.

Minimum Monthly Premium. A monthly premium amount that we determine when we issue the Policy. Your Policy will specify this amount. See "Death Benefit Guarantee" at page 26.

Monthly Anniversary. The same date in each succeeding month as the Policy Date.
   If the Monthly Anniversary falls on a date other than a Valuation Date, then the Monthly Anniversary will be the next Valuation Date. The first Monthly Anniversary is on the Policy Date.

Monthly Deduction. A monthly charge that we deduct from the Accumulation Value of the Policy. See "Deductions and Charges -- Monthly Deduction" at page 14.

Net Premium. The premium you pay less a Premium Expense Charge.

Planned Periodic Premium. The scheduled premium you select of a level amount at a fixed interval. The Policy will show the initial Planned Periodic Premium you select. See "Payment and Allocation of Premiums -- Planned Periodic Premiums" at page 25.

Policy. Select*Life NY, the flexible premium variable life insurance policy described in this prospectus.

Policy Anniversary. The same date in each succeeding year as the Policy Date.
   If the Policy Anniversary falls on a date other than a Valuation Date, the Policy Anniversary will be the next Valuation Date.

Policy Date. The date shown on your Policy that ReliaStar uses to determine
   Policy Years, Policy Months, Monthly Anniversaries and Policy
   Anniversaries.

Policy Month. A one-month period beginning on a Monthly Anniversary.

Policy Year. A 12-month period beginning on a Policy Anniversary.

Premium Expense Charge. An amount (currently 5%) ReliaStar deducts from each premium payment, resulting in the Net Premium. See "Deductions and Charges -- Premium Expense Charge" at page 14.


Rate Class. A group of Insureds we determine based on our expectation that they will have similar mortality experience.

SEC. Securities and Exchange Commission.


Signature Guarantee. A guarantee of your signature by a member firm of the New
   York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with us.

Sub-Account. A sub-division of the Variable Account that invests exclusively in the shares of a specified Fund.

Surrender Charge. A charge imposed upon total surrender or lapse of the Policy during the first 15 Policy Years and the first 15 years following any requested increase in Face Amount. See "Deductions and Charges -- Surrender Charge" at page 15.

Surrender Charge Whole Life Premium. An amount used in calculating the Premium
   Related Surrender Charge Reduction. The Surrender Charge Whole Life Premium will equal the amount obtained by dividing the Face Amount or the amount of a requested increase, as the case may be, by $1,000, and multiplying the result by the applicable factor from Appendix E. See "Deductions and Charges -- Surrender Charge" at page 15.

Unit Value. The unit measure by which we determine the value of the Policy's interest in each Sub-Account. See Appendix B.

Valuation Date. Each day the New York Stock Exchange is open for business except for days that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Rev. Dr. Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day. See Appendix B.

Valuation Period. The period beginning at the close of business on a Valuation
   Date and ending at the close of business on the next Valuation Date. See Appendix B.

Variable Account. ReliaStar Life Insurance Company of New York Variable Life
   Separate Account I, a separate investment account we established to receive and invest Net Premiums paid under the Policy and other variable life insurance policies that we issue. See "The Variable Account" at page 19.

Variable Accumulation Value. The value attributable to a specific Policy based upon amounts in the Variable Account. See "Accumulation Value" at page 27 and Appendix B.

We, Us, Our, the Company, or ReliaStar. ReliaStar Life Insurance Company of New
   York.


You, Your. The Policy owner as designated in the application for the Policy or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy owner. A collateral assignee is not the Policy owner.

PART 1. SUMMARY

     This is a brief summary of the Policy's features. Please read the entire Prospectus and the Policy for more detailed information.


The Policy

     Select*Life NY is a flexible premium variable life insurance contract with death benefits, cash, values, and other features of traditional life insurance contracts. The Policies are:

   o "flexible premium" because you do not have to pay premiums according to a fixed schedule: and

   o "variable" because Accumulation Values and, under certain circumstances, the Death Benefit, will increase and decrease based on the investment performance of the Funds corresponding to the Sub-Accounts to which you allocate your premium payments.

     Under current Federal tax law, as long as the Policy qualifies as life insurance, Accumulation Value increases will be subject to the same Federal income tax treatment as traditional life insurance cash values. Therefore, any increases should accumulate on a tax deferred basis until you request a distribution. See "Federal Tax Matters -- Tax Status of the Policy." The following chart outlines the various features, charges and expenses of the Policies. Additional detailed information pertaining to charges and expenses is contained in this Summary and in "Deductions and Charges."

                           How Select*Life NY Works


                                PREMIUM PAYMENTS ---------------------------|
                                                                            |
                                     MINUS                                  |
                                                                            |
                            PREMIUM EXPENSE CHARGES                         |
                                                                            |
                        Invested in Variable Sub-Account                    |
                                or Fixed Account                            |
                              |                  |                          |
                              |                  |                          |
                        Fund Managers      Fixed Account                    |
                              |                  |                          |
      ------------------------------------------------------------          |
      |       |       |            |        |        |           |          |
      |     Alger     |        Fidelity(R)  |      Janus         |          |
      |               |                     |                    |          |
  Northstar        Putnam                 OpCap           Neuberger Berman  |
                                                                            |
                                                                            |
                                                                            |
                                                                   DEATH BENEFIT
                                    PLUS

                              INVESTMENT RETURN
                            (Net of Fund Expenses)

                                   MINUS

   Monthly       ---------- MONTHLY DEDUCTIONS ---------- Mortality and Expense
Administrative              |                |                Risk Charge
   Charge            --------      MINUS     --------
                     |                              |
                     |                              |
                     |                              |
 Cost of Insurance ---      PARTIAL WITHDRAWALS     --- Optional Benefit Charges

                                     EQUALS

                               ACCUMULATION VALUE

                                     MINUS

                            SURRENDERS, WITHDRAWALS,
                       SURRENDER CHARGES AND POLICY LOANS

                                     EQUALS

                              CASH SURRENDER VALUE

Free Look Rights             o  If you return the Policy to us by midnight of the 20th day after you receive it, we will send you a refund of all premiums paid, unless otherwise stipulated by state law.
                                See "Free Look and Conversion Rights -- Free Look Rights."
Premium Payments             o  You choose when to pay and how much to pay.
                             o  We may refuse to accept any premium less than $25.
                             o  You cannot pay additional premiums after age 95.
                             o  We may refuse any premium that would disqualify your Policy as life insurance under Section 7702 of the Code.
                             o  You may pay enough premiums to maintain the Death Benefit Guarantee in order to keep the Policy in force during at least the first several Policy Years. See "Death
                                Benefit Guarantee" and "Payment and Allocation of Premiums -- Amount and
                                Timing of Premiums."
                             o  We deduct a Premium Expense Charge (5.00% of each premium payment) and credit the remaining premium (the Net Premium) to the Variable Account or the Fixed
                                Account according to your instructions. See "Deductions and Charges -- Premium
                                Expense Charge."
The Variable Account         o  ReliaStar Life Insurance Company of New York Variable Life Separate Account I is
(ReliaStar Life Insurance       one of our separate accounts and consists of several Sub-Accounts. We only invest
Company of New York             premiums from our variable life insurance policies in the Variable Account.
Variable Life Separate
Account I)                   o  We invest any Net Premiums you allocate to each Sub-Account in shares of the Fund related to that Sub-Acount.
                             o  Variable Accumulation Value will vary with the investment performance of the Funds and the charges deducted from the Variable Accumulation Value. See "Accumulation
                                Value."
The Fixed Account            o  Consists of all of our assets other than those in our separate accounts (including the
                                Variable Account).
                             o  We credit interest of at least 4% per year on any amounts you allocate to the Fixed
                                Account.
                             o  We may, in our sole discretion, credit interest in excess of 4%. See Appendix A, "The
                                Fixed Account."
The Funds                    o  You can instruct ReliaStar to place your Net Premium in, or transfer to, up to 17 of
                                29 investment portfolios over the lifetime of your Policy.

      The following chart lists the currently available Funds and outlines certain of their important characteristics.


                               Investment Funds


                                                   ADVISER/
          FUND GROUP             FUND             SUBADVISER       MONEY MARKET   FIXED INCOME   GROWTH & INCOME   INTERNATIONAL
-------------------------  ----------------  -------------------  -------------- --------------  ---------------   ---------------
           The Alger         Alger American       Fred Alger
        American Fund            Growth        Management, Inc.
                                Portfolio
        New York, N.Y.
                           -----------------------------------------------------------------------------------------------------
                             Alger American       Fred Alger
                                 MidCap        Management, Inc.
                                 Growth
                                Portfolio
                           -----------------------------------------------------------------------------------------------------
                             Alger American       Fred Alger
                                  Small        Management, Inc.
                             Capitalization
                                Portfolio
--------------------------------------------------------------------------------------------------------------------------------
            Fidelity               VIP       Fidelity Management                                         X
        Investments(R)        Equity-Income   & Research Company
         Boston, Mass.          Portfolio

                           -----------------------------------------------------------------------------------------------------
                               VIP Growth    Fidelity Management
                                Portfolio     & Research Company

                           -----------------------------------------------------------------------------------------------------
                                   VIP       Fidelity Management                      X
                               High Income    & Research Company
                                Portfolio


                           -----------------------------------------------------------------------------------------------------
                                   VIP       Fidelity Management        X
                              Money Market    & Research Company
                                Portfolio


                           -----------------------------------------------------------------------------------------------------
                                 VIP II      Fidelity Management
                               Contrafund     & Research Company
                                Portfolio

                           -----------------------------------------------------------------------------------------------------
                                 VIP II      Fidelity Management                                        X
                                Index 500     & Research Company
                                Portfolio
                           -----------------------------------------------------------------------------------------------------
 Fidelity Investments(R) is       VIP II      Fidelity Management                    X
  a registered trademark        Investment     & Research Company
       of FMR Corp.             Grade Bond
                                Portfolio
--------------------------------------------------------------------------------------------------------------------------------
             Janus            Aspen Series          Janus
                               Aggressive          Capital
         Denver, Colo.           Growth          Corporation
                                Portfolio
                           -----------------------------------------------------------------------------------------------------
                              Aspen Series          Janus
                                 Growth            Capital
                                Portfolio        Corporation
                           -----------------------------------------------------------------------------------------------------
                              Aspen Series          Janus                                                                X
                              International        Capital
                                 Growth          Corporation
                                Portfolio
                           -----------------------------------------------------------------------------------------------------
                              Aspen Series          Janus                                                                X
                                Worldwide          Capital
                                 Growth          Corporation
                                Portfolio
--------------------------------------------------------------------------------------------------------------------------------

                                                   ADVISER/                             AGGRESSIVE
          FUND GROUP             FUND             SUBADVISER       BALANCED   GROWTH      GROWTH
-------------------------  ----------------  -------------------  ---------- -------- --------------
           The Alger         Alger American       Fred Alger                     X
        American Fund            Growth        Management, Inc.
                                Portfolio
        New York, N.Y.
                           ----------------------------------------------------------------------------
                             Alger American       Fred Alger                     X
                                 MidCap        Management, Inc.
                                 Growth
                                Portfolio
                           ----------------------------------------------------------------------------
                             Alger American       Fred Alger                                 X
                                  Small        Management, Inc.
                             Capitalization
                                Portfolio
-------------------------------------------------------------------------------------------------------
            Fidelity               VIP       Fidelity Management
        Investments(R)        Equity-Income   & Research Company
         Boston, Mass.          Portfolio

                           ----------------------------------------------------------------------------
                               VIP Growth    Fidelity Management                 X
                                Portfolio     & Research Company

                           ----------------------------------------------------------------------------
                                   VIP       Fidelity Management
                               High Income    & Research Company
                                Portfolio


                           ----------------------------------------------------------------------------
                                   VIP       Fidelity Management
                              Money Market    & Research Company
                                Portfolio


                           ----------------------------------------------------------------------------
                                 VIP II      Fidelity Management                 X
                               Contrafund     & Research Company
                                Portfolio

                           ----------------------------------------------------------------------------
                                 VIP II      Fidelity Management
                                Index 500     & Research Company
                                Portfolio
                           ----------------------------------------------------------------------------
 Fidelity Investments(R) is       VIP II      Fidelity Management
  a registered trademark        Investment     & Research Company
       of FMR Corp.             Grade Bond
                                Portfolio
-------------------------------------------------------------------------------------------------------
             Janus            Aspen Series          Janus                                     X
                               Aggressive          Capital
         Denver, Colo.           Growth          Corporation
                                Portfolio
                           ----------------------------------------------------------------------------
                              Aspen Series          Janus                        X
                                 Growth            Capital
                                Portfolio        Corporation
                           ----------------------------------------------------------------------------
                              Aspen Series          Janus
                              International        Capital
                                 Growth          Corporation
                                Portfolio
                           ----------------------------------------------------------------------------
                              Aspen Series          Janus
                                Worldwide          Capital
                                 Growth          Corporation
                                Portfolio
-------------------------------------------------------------------------------------------------------

                                                   ADVISER/                                                       PRIMARY
          FUND GROUP             FUND             SUBADVISER                 OBJECTIVE                         INVESTMENTS
-------------------------  ----------------  ------------------- ----------------------------------    -----------------------------
           The Alger         Alger American       Fred Alger              Long-term capital               Equity securities of
        American Fund            Growth        Management, Inc.             appreciation                     large companies
                                Portfolio
        New York, N.Y.
                           ---------------------------------------------------------------------------------------------------------
                             Alger American       Fred Alger              Long-term capital                 Equity securities
                                 MidCap        Management, Inc.             appreciation                   within the range of
                                 Growth                                                                   S&P MidCap 400 Index
                                Portfolio
                           ---------------------------------------------------------------------------------------------------------
                             Alger American       Fred Alger              Long-term capital             Equity securities within
                                  Small        Management, Inc.             appreciation                the range of Russell 2000
                             Capitalization                                                              Growth or S&P SmallCap
                                Portfolio                                                                      600 Indexes
------------------------------------------------------------------------------------------------------------------------------------
            Fidelity               VIP       Fidelity Management         Reasonable income;                 Income-producing
        Investments(R)        Equity-Income   & Research Company    also considers potential for          equity securities and
         Boston, Mass.          Portfolio                               capital appreciation                debt obligations

                           ---------------------------------------------------------------------------------------------------------
                               VIP Growth    Fidelity Management        Capital appreciation                  Common stocks
                                Portfolio     & Research Company

                           ---------------------------------------------------------------------------------------------------------
                                   VIP       Fidelity Management         High current income              Income-producing debt
                               High Income    & Research Company                                      securities, preferred stocks
                                Portfolio                                                          and convertible securities, with
                                                                                                      an emphasis on lower-quality
                                                                                                             debt securities
                           ---------------------------------------------------------------------------------------------------------
                                   VIP       Fidelity Management    High level of current income         U.S. dollar-denominated
                              Money Market    & Research Company    consistent with preservation         money market securities
                                Portfolio                             of capital and liquidity


                           ---------------------------------------------------------------------------------------------------------
                                 VIP II      Fidelity Management        Capital appreciation             Securities of companies
                               Contrafund     & Research Company                                         whose value the adviser
                                Portfolio                                                                 believes is not fully
                                                                                                        recognized by the public
                           ---------------------------------------------------------------------------------------------------------
                                 VIP II      Fidelity Management          Total return that                 Common stocks of
                                Index 500     & Research Company       corresponds to that of                    S&P 500
                                Portfolio                                   S&P 500 Index
                           ---------------------------------------------------------------------------------------------------------
 Fidelity Investments(R) is       VIP II      Fidelity Management        High current income                Investment-grade
  a registered trademark        Investment     & Research Company          consistent with                    intermediate
       of FMR Corp.             Grade Bond                             preservation of capital                    fixed
                                Portfolio                                                                   income securities
------------------------------------------------------------------------------------------------------------------------------------
             Janus            Aspen Series          Janus                Long-term growth of            Nondiversified portfolio
                               Aggressive          Capital                     capital                      of common stocks
         Denver, Colo.           Growth          Corporation
                                Portfolio
                           ---------------------------------------------------------------------------------------------------------
                              Aspen Series          Janus                 Long-term capital                Diversified common
                                 Growth            Capital                     growth                            stocks
                                Portfolio        Corporation
                           ---------------------------------------------------------------------------------------------------------
                              Aspen Series          Janus                 Long-term capital                Foreign issuers of
                              International        Capital                     growth                         common stocks
                                 Growth          Corporation
                                Portfolio
                           ---------------------------------------------------------------------------------------------------------
                              Aspen Series          Janus                 Long-term capital               Foreign and domestic
                                Worldwide          Capital                     growth                         common stocks
                                 Growth          Corporation
                                Portfolio
------------------------------------------------------------------------------------------------------------------------------------

                                                     ADVISER/
   FUND GROUP             FUND                     SUBADVISER         MONEY MARKET   FIXED INCOME   GROWTH & INCOME  INTERNATIONAL
----------------  ------------------------  -----------------------  -------------- --------------  --------------- ---------------
    Neuberger       Advisers Management          Neuberger Berman                          X
      Berman       Trust Limited Maturity        Management Inc./
                       Bond Portfolio         Neuberger Berman, LLC
 New York, N.Y.

                 ------------------------------------------------------------------------------------------------------------------
                    Advisers Management          Neuberger Berman
                       Trust Partners            Management Inc./
                         Portfolio            Neuberger Berman, LLC

                 ------------------------------------------------------------------------------------------------------------------
                    Advisers Management          Neuberger Berman
                       Trust Socially            Management Inc./
                    Responsive Portfolio      Neuberger Berman, LLC


-----------------------------------------------------------------------------------------------------------------------------------
    Northstar           Galaxy Trust           Northstar Investment
                      Emerging Growth               Management
Stamford, Conn.          Portfolio                 Corporation
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment
                       Growth + Value               Management
                         Portfolio          Corporation/Navellier Fund
                                                 Management, Inc.
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment                        X
                         High Yield                 Management
                         Portfolio                 Corporation
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment                                                        X
                       International                Management
                      Value Portfolio          Corporation/Brandes
                                            Investment Partners, L.P.
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment
                     Research Enhanced              Management
                      Index Portfolio        Corporation/J.P. Morgan
                                                    Investment
                                                 Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
       OCC            OCC Accumulation                OpCap
                        Trust Equity                 Advisors
 New York, N.Y.          Portfolio
                 ------------------------------------------------------------------------------------------------------------------
                      OCC Accumulation                OpCap                                                                X
                    Trust Global Equity              Advisors
                         Portfolio
                 ------------------------------------------------------------------------------------------------------------------
                      OCC Accumulation                OpCap
                       Trust Managed                 Advisors
                         Portfolio
                 ------------------------------------------------------------------------------------------------------------------
                      OCC Accumulation                OpCap
                        Trust Small                  Advisors
                       Cap Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
      Putnam          Putnam VT Growth          Putnam Investment                                          X
Investments, Inc.  and Income Fund - Class        Management, Inc.
  Boston, Mass.         IA Shares
                 ------------------------------------------------------------------------------------------------------------------
                       Putnam VT New            Putnam Investment
                       Opportunities             Management, Inc.
                  Fund - Class IA Shares
                 ------------------------------------------------------------------------------------------------------------------
                     Putnam VT Voyager          Putnam Investment
                  Fund - Class IA Shares         Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

                                                     ADVISER/                           AGGRESSIVE
   FUND GROUP             FUND                     SUBADVISER        BALANCED  GROWTH     GROWTH              OBJECTIVE(S)
----------------  ------------------------  -----------------------  --------  ------   -----------  -----------------------------
    Neuberger       Advisers Management          Neuberger Berman                                       Highest available current
      Berman       Trust Limited Maturity        Management Inc./                                        income consistent with
                       Bond Portfolio         Neuberger Berman, LLC                                     liquidity and low risk to
 New York, N.Y.                                                                                       principal; total return is a
                                                                                                             secondary goal
                 ------------------------------------------------------------------------------------------------------------------
                    Advisers Management          Neuberger Berman                 X                         Growth of capital
                       Trust Partners            Management Inc./
                         Portfolio            Neuberger Berman, LLC

                 ------------------------------------------------------------------------------------------------------------------
                    Advisers Management          Neuberger Berman                 X                             Long-term
                       Trust Socially            Management Inc./                                    growth of capital by investing
                    Responsive Portfolio      Neuberger Berman, LLC                                    primarily in companies that
                                                                                                        meet financial and social
                                                                                                                criteria
-----------------------------------------------------------------------------------------------------------------------------------
    Northstar           Galaxy Trust           Northstar Investment               X                         Long-term capital
                      Emerging Growth               Management                                                appreciation
Stamford, Conn.          Portfolio                 Corporation
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment                          X          Capital appreciation from
                       Growth + Value               Management                                         investing in a diversified
                         Portfolio          Corporation/Navellier Fund                               portfolio of equity securities
                                                 Management, Inc.
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment                                      High current yield and
                         High Yield                 Management                                            capital appreciation
                         Portfolio                 Corporation
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment                                         Long-term capital
                       International                Management                                                appreciation
                      Value Portfolio          Corporation/Brandes
                                            Investment Partners, L.P.
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment               X                         Long-term capital
                     Research Enhanced              Management                                                appreciation
                      Index Portfolio        Corporation/J.P. Morgan
                                                    Investment
                                                 Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
       OCC            OCC Accumulation                OpCap                       X                         Long-term capital
                        Trust Equity                 Advisors                                                 appreciation
 New York, N.Y.          Portfolio
                 ------------------------------------------------------------------------------------------------------------------
                      OCC Accumulation                OpCap                                                 Long-term capital
                    Trust Global Equity              Advisors                                                 appreciation
                         Portfolio
                 ------------------------------------------------------------------------------------------------------------------
                      OCC Accumulation                OpCap                       X                         Growth of capital
                       Trust Managed                 Advisors
                         Portfolio
                 ------------------------------------------------------------------------------------------------------------------
                      OCC Accumulation                OpCap                                  X            Capital appreciation
                        Trust Small                  Advisors
                       Cap Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
      Putnam          Putnam VT Growth          Putnam Investment                                          Capital growth and
Investments, Inc.  and Income Fund - Class        Management, Inc.                                           current income
  Boston, Mass.         IA Shares
                 ------------------------------------------------------------------------------------------------------------------
                       Putnam VT New            Putnam Investment                 X                         Long-term capital
                       Opportunities             Management, Inc.                                             appreciation
                  Fund - Class IA Shares
                 ------------------------------------------------------------------------------------------------------------------
                     Putnam VT Voyager          Putnam Investment                            X            Capital appreciation
                  Fund - Class IA Shares         Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

                                                     ADVISER/                        PRIMARY
   FUND GROUP             FUND                     SUBADVISER                      INVESTMENTS
----------------  ------------------------  -----------------------      -------------------------------
    Neuberger       Advisers Management          Neuberger Berman          Short to intermediate-term
      Berman       Trust Limited Maturity        Management Inc./             investment-grade debt
                       Bond Portfolio         Neuberger Berman, LLC                securities
 New York, N.Y.

                 ------------------------------------------------------------------------ -------------
                    Advisers Management          Neuberger Berman               Common stocks of
                       Trust Partners            Management Inc./                medium-to-large
                         Portfolio            Neuberger Berman, LLC              capitalization
                                                                                    companies
                 ------------------------------------------------------------------------ -------------
                    Advisers Management          Neuberger Berman          Common stocks of medium-to-large
                       Trust Socially            Management Inc./              capitalization companies
                    Responsive Portfolio      Neuberger Berman, LLC


-------------------------------------------------------------------------------------------------------
    Northstar           Galaxy Trust           Northstar Investment               Common stocks
                      Emerging Growth               Management
Stamford, Conn.          Portfolio                 Corporation
                 ------------------------------------------------------------------------ -------------
                        Galaxy Trust           Northstar Investment             Equity securities
                       Growth + Value               Management
                         Portfolio          Corporation/Navellier Fund
                                                 Management, Inc.
                 ------------------------------------------------------------------------ -------------
                        Galaxy Trust           Northstar Investment             High-yield bonds
                         High Yield                 Management
                         Portfolio                 Corporation
                 ------------------------------------------------------------------------ -------------
                        Galaxy Trust           Northstar Investment          International equities
                       International                Management
                      Value Portfolio          Corporation/Brandes
                                            Investment Partners, L.P.
                 ------------------------------------------------------------------------ -------------
                        Galaxy Trust           Northstar Investment               Common stocks
                     Research Enhanced              Management
                      Index Portfolio        Corporation/J.P. Morgan
                                                    Investment
                                                 Management, Inc.
-------------------------------------------------------------------------------------------------------
       OCC            OCC Accumulation                OpCap                       Securities of
                        Trust Equity                 Advisors                      undervalued
 New York, N.Y.          Portfolio                                                  companies
                 ------------------------------------------------------------------------ -------------
                      OCC Accumulation                OpCap                   Global investments in
                    Trust Global Equity              Advisors                   equity securities
                         Portfolio
                 ------------------------------------------------------------------------ -------------
                      OCC Accumulation                OpCap                      Common stocks,
                       Trust Managed                 Advisors                    bonds and cash
                         Portfolio                                                 equivalents
                 ------------------------------------------------------------------------ -------------
                      OCC Accumulation                OpCap                   Equity securities of
                        Trust Small                  Advisors                    companies under
                       Cap Portfolio                                               $1 billion

-------------------------------------------------------------------------------------------------------
      Putnam          Putnam VT Growth          Putnam Investment                 Common stocks
Investments, Inc.  and Income Fund - Class        Management, Inc.
  Boston, Mass.         IA Shares
                 ------------------------------------------------------------------------ -------------
                       Putnam VT New            Putnam Investment                 Common stocks
                       Opportunities             Management, Inc.
                  Fund - Class IA Shares
                 ------------------------------------------------------------------------ -------------
                     Putnam VT Voyager          Putnam Investment                 Common stocks
                  Fund - Class IA Shares         Management, Inc.
-------------------------------------------------------------------------------------------------------




     For each Fund's expenses, see "Investment Advisory Fees and Other Fund Expenses."



Charges Against the Accumulation Value

     The Accumulation Value of the Policy is subject to the Monthly Deduction charges. Except for the Monthly Mortality and Expense Risk Charge, we will deduct the Monthly Deduction each month from both the Fixed Accumulation Value and the Variable Accumulation Value on a proportionate basis depending on their relative Accumulation Values at that time. We will deduct the Monthly Mortality and Expense Risk Charge on a proportionate basis from each Sub-Account of the Variable Account depending on their relationship to the Variable Accumulation Value at that time. See "Deductions and Charges -- Monthly Deduction."

The Monthly Deduction includes:

     o A charge for the cost of insurance -- varies based on the Insured's sex, Age, Rate Class and Face Amount.

   o Monthly Administrative Charge -- currently $7.50 per month and guaranteed not to exceed the product of $5.00 and the ratio (not to exceed 2.00) of (a) the Consumer Price Index (for all urban households) for the preceding September to (b) the Consumer Price Index for September 1985.

   o  Monthly Mortality and Expense Risk Charge -- currently equal to .60 of
      1% (.60%) of the Variable Accumulation Value and guaranteed not to exceed .90 of 1% (.90%) of the Variable Accumulation Value.

   o Any charges for optional insurance benefits -- vary depending upon the benefit(s) selected.


Charge Upon Lapse or Total Surrender of the Policy

   o We assess a Surrender Charge if your Policy lapses or if you surrender the Policy during the first 15 Policy Years (or during the first 15 years following a Face Amount increase).

   o We will determine the maximum Surrender Charge for the initial Face Amount and any requested increases in Face Amount on the Policy Date and on the effective date of any such requested increase.

   o The Surrender Charge for the initial Face Amount will depend on the initial Face Amount, the Insured's Age on the Policy Date, and the Insured's sex and Rate Class.

   o You do not pay this charge if the Policy remains in force during the entire relevant 15-year period. See "Deductions and Charges -- Surrender Charge."

Surrenders     o In general, you will receive the Cash Surrender Value if you surrender the Policy.
               o To determine the Cash Surrender Value, we reduce your
                 Accumulation Value by the Surrender Charge, if any, and any Loan Amount and unpaid Monthly Deductions. See "Surrender Benefits -- Total Surrender."

Partial        o Once each Policy Year after the first Policy Year, you
Withdrawals      can withdraw part of your Cash Surrender Value.
               o You will not incur a Surrender Charge, but partial
                 withdrawals are subject to a processing charge (currently
                 $10, guaranteed not to exceed $25). See "Surrender Benefits
                  -- Partial Withdrawal."

Loans          o After the first Policy Year, you can borrow up to 100% of your
                 Policy's Cash Value less any existing Loan Amount.
               o Interest is payable in advance for each Policy Year and
                 accrues daily at an effective annual rate that will not exceed 5.66%.
               o After the 10th Policy Year, we currently charge interest at an annual rate of 3.85% on the portion of your Loan Amount that is not in excess of (1) the Accumulation Value, less (2) the total of all premiums paid net of all partial withdrawals. We will charge interest at an annual rate of 5.66% on any excess of this amount.

Transfers      o Currently, you can transfer all or part of your Accumulation
                 Value among the investment options.
               o We currently allow up to 12 transfers per year.
               o There are certain restrictions on transfers from the Fixed
                 Account.
               o We currently assess no charge for transfers. However, we reserve the right to assess a maximum charge of $25 for each transfer. See "Transfers."


Death Benefit Overview

     You may choose one of two Death Benefit Options:

   o Level Amount Option -- whereby the Death Benefit until Age 95 is the greater of the Face Amount or the corridor percentage of Accumulation Value; or

   o Variable Amount Option -- whereby the Death Benefit until Age 95 is equal to the greater of the Face Amount plus the Accumulation Value, or the corridor percentage of Accumulation Value.

     The Death Benefit until Age 95 under the Level Amount Option and the Variable Amount Option will never be less than the Face Amount as long as the Policy is in force and there is no Loan Amount or unpaid Monthly Deductions.

     We will reduce the proceeds payable upon the death of the Insured under any Death Benefit Option by any Loan Amount and any unpaid Monthly Deductions.

     Under certain circumstances, you may receive a part of the Death Benefit when the Insured has been diagnosed as having a terminal illness. See "Death Benefit -- Accelerated Benefit Rider."


Adjusting the Death Benefit

     Although we reserve the right to limit Face Amount increases and decreases during the first two Policy Years, you have flexibility to adjust the Death Benefit by increasing or decreasing the Face Amount. You cannot decrease the Face Amount below the Minimum Face Amount shown in the Policy. Any increase in the Face Amount may require additional evidence of insurability satisfactory to us and will result in additional charges. See "Death Benefit -- Requested Changes in Face Amount."

     Generally, you may also change the Death Benefit Option at any time after the second Policy Year. See "Death Benefit -- Changing the Death Benefit Option."

     See "Death Benefit -- Insurance Protection" for a discussion of available techniques to adjust the amount of insurance protection to satisfy changing insurance needs.


Death Benefit Guarantee

     If you meet the requirements for the Death Benefit Guarantee, we will not lapse your Policy during the Death Benefit Guarantee Period even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. See "Death Benefit Guarantee."


Lapse

     If the Death Benefit Guarantee is not in effect, the Policy will lapse if the Cash Surrender Value is less than the Monthly Deduction due and if you do not make a sufficient payment during the grace period of 61 days. See "Policy Lapse and Reinstatement."


Taxation of Death Benefit Proceeds

     Under current Federal tax law, as long as the Policy qualifies as life insurance, the Death Benefit under the Policy will be subject to the same Federal income tax treatment as proceeds of traditional life insurance. Therefore, the Death Benefit should not be taxable income to the beneficiary. See "Federal Tax Matters -- Tax Status of the Policy."


Taxation of the Policy

     The Company intends for the Policy to satisfy the definition of a life insurance contract under Section 7702 of the Code. Under certain circumstances, a Policy could be treated as a "modified endowment contract." The Company will monitor Policies and will attempt to notify an owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract. See "Federal Tax Matters" for further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a modified endowment contract.

     A Policy lapse, surrender, partial withdrawal or loan may have adverse tax consequences in certain circumstances. See "Federal Tax Matters."

PART 2. DETAILED INFORMATION

ReliaStar Life Insurance Company of New York


     ReliaStar Life Insurance Company of New York is a stock life insurance company incorporated under the laws of the State of New York in 1917. We are a wholly-owned subsidiary of ReliaStar Financial Corp. We offer individual life insurance and annuities. Our home office is located at 1000 Woodbury Road, Suite 102, P.O. Box 9004, Woodbury, New York 11797.

     From time to time, we may publish in advertisements, sales literature, and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. They should not be considered as bearing on the investments held in the Variable Account. Each year the A.M. Best Company reviews the financial status of many insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. We have been assigned a rating of A+ by A.M. Best, which is a rating assigned to companies demonstrating superior overall performance and a very strong ability to meet obligations to Policy holders over a long period. Such ratings do not reflect the investment in the Variable Account.

     ReliaStar is a charter member of the Insurance Marketplace Standard Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


The Policies

     The Policies are flexible premium variable life insurance contracts with death benefits, cash values, and other features of traditional life insurance contracts.


Deductions and Charges

     We deduct certain charges in connection with the Policy to compensate us for (1) providing the insurance benefits of the Policy (including any riders),
(2) administering the Policy, (3) assuming certain risks in connection with the Policy, and (4) incurring expenses in distributing the Policy.

     We deduct some of these charges from each premium payment. We deduct certain other charges monthly from both the Fixed Account and the Variable Account, or from the Variable Account only. We also assess a charge for each partial withdrawal and we may assess a charge for each transer.

     We may realize a profit on one or more of these charges, such as the Mortality and Expense Risk Charge. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

     The Surrender Charge usually exceeds the Accumulation Value in the early Policy Years. This occurs because the Surrender Charge is usually more than the accumulated Minimum Monthly Premiums less Policy charges in the early Policy Years.


Premium Expense Charge

     We deduct the Premium Expense Charge from each premium payment. The Premium Expense Charge equals 5.00% of each premium payment. The amount remaining after we deduct the Premium Expense Charge is called the Net Premium.



Monthly Deduction

     We deduct the charges described below from the Accumulation Value of the Policy on a monthly basis. The total of these charges is called the Monthly Deduction.

     We will deduct the Monthly Deduction on each Monthly Anniversary from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis depending on their relative Accumulation Values at that time. For purposes of determining these proportions, we reduce the Fixed Accumulation Value by the Loan Amount. Because the Cost of Insurance portion of the Monthly Deduction can vary from month to month, the Monthly Deduction itself will vary in amount from month to month.

     If the Cash Surrender Value is not sufficient to cover the Monthly Deduction on a Monthly Anniversary, the Policy may lapse. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement."

     Cost of Insurance. We will determine the monthly Cost of Insurance by multiplying the applicable Cost of Insurance rate or rates by the net amount at risk under the Policy. The net amount at risk under the Policy for a Policy Month is (1) the Death Benefit at the beginning of the Policy Month divided by
1.004074 (which reduces the net amount at risk, solely for purposes of computing the Cost of Insurance, by taking into account assumed monthly earnings at an annual rate of 5%), less (2) the Accumulation Value at the beginning of the Policy Month (reduced by any charges for rider benefits). As a result, the net amount at risk may be affected by changes in the Accumulation Value or in the Death Benefit.

     The Rate Class of an Insured may affect the Cost of Insurance. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in a standard Rate Class will have a lower Cost of Insurance than an Insured in a Rate Class with higher mortality risks.

     If there is an increase in the Face Amount and the Rate Class applicable to the increase is different from that for the initial Face Amount or any prior requested increases in Face Amount, the net amount at risk will be calculated separately for each Rate Class. For purposes of determining the net amount at risk for each Rate Class, we will first assume the Accumulation Value to be part of the initial Face Amount. If the Accumulation Value is greater than the initial Face Amount, it will then be assumed to be part of each increase in order, starting with the first increase.

     We base Cost of Insurance rates on the sex, Age, Policy Year and Rate Class(es) of the Insured. The actual monthly Cost of Insurance rates will reflect our expectations as to future experience. They will not, however, be greater than the guaranteed Cost of Insurance rates shown in the Policy, which are based on the Commissioner's 1980 Standard Ordinary Mortality Tables for smokers or nonsmokers, respectively.

     Monthly Administrative Charge. Each month we deduct an administrative charge of $7.50 which is guaranteed not to exceed the product of $5.00 and the ratio (not to exceed 2.00) of (a) the Consumer Price Index (for all urban households) for the preceding September to (b) the Consumer Price Index for September 1985.

     Monthly Mortality and Expense Risk Charge. We currently anticipate that each month we will deduct this charge at an annual rate of .60 of 1% (.60%) of the Variable Accumulation Value but in no event will it exceed .90 of 1% (.90%). The mortality and expense risk we assume is that our Cost of Insurance charges and other expense charges are not sufficient to cover our costs of death benefits, and any other expenses incurred in issuing and administering the Policies.

     Optional Insurance Benefit Charges. Each month we deduct charges for any optional insurance benefits added to the Policy by rider. See "General Provisions -- Optional Insurance Benefits."


Surrender Charge

     During the first 15 years the Policy is in force and the first 15 years following a requested increase in the Face Amount, there is a Surrender Charge if you surrender the Policy or the Policy lapses. We will determine the maximum Surrender Charge for the initial Face Amount or any requested increase in Face Amount on the Policy Date or on the effective date of any requested increase. The Surrender Charge remains level for the first five years in the relevant 15 year period, and then reduces in equal monthly increments until it becomes zero at the end of 15 years. Thus, if the Policy remains in force during the entire relevant 15-year period, you do not pay the Surrender Charge. The Surrender Charge will vary depending on the Insured's Age, sex, and Rate Class on the Policy Date or on the effective date of an increase in Face Amount. The maximum amount of the Surrender Charge is $37.30 per $1,000 of Face Amount for a female Insured at Issue Age 65.

     The Surrender Charge for the initial Face Amount or any requested increase in Face Amount is determined by multiplying (1) the applicable Surrender Charge per $1,000 of Face Amount from Appendix D by (2) the initial Face Amount or the Face Amount of the increase, as applicable, and by (3) the applicable percentage from the Surrender Charge Percentage Table below, and then dividing this amount by 1000. Then the Surrender Charge is reduced by the Premium Related Surrender Charge Reduction.

     The Premium Related Surrender Charge Reduction will apply only to the Surrender Charge for the initial Face Amount when the cumulative premiums are less than the Surrender Charge Whole Life Premium. The Premium Related Surrender Charge Reduction will be zero when the cumulative premiums equal or exceed the Surrender Charge Whole Life Premium. The Premium Related Surrender Charge Reduction also will be zero for any requested increase in Face Amount. The Premium Related Surrender Charge Reduction for the initial Face Amount is calculated by multiplying 70% by the excess of (i) the Surrender Charge Whole Life Premium over (ii) the cumulative premiums. The Surrender Charge Whole Life premium is calculated by multiplying (i) the applicable Surrender Charge Whole Life premium per $1000 of Face Amount from Appendix E by (ii) the initial Face Amount, and then dividing by 1000.

     Example. The following example illustrates how we determine the Surrender Charge. Assume that a male nonsmoker, Age 35 buys a Policy with an initial Face Amount of $100,000 and surrenders the Policy during the third Policy Year at which time he has paid cumulative premiums of $2,000.

     Based on these assumptions the Surrender Charge will be the result of multiplying (1) $16.20 (from Appendix D for a male nonsmoker Age 35) by (2) $100,000 (the initial Face Amount) and by (3) 100% (the applicable percentage from the Surrender Charge Percentage Table), and then dividing by 1000, which results in a Surrender Charge of $1,620 ($16.20 x $100,000 x 100% / 1000).

     The Surrender Charge Whole Life Premium is determined by multiplying (i) $11.64 (from Appendix E for a male nonsmoker Age 35) by (ii) $100,000 (the initial Face Amount), and then dividing by 1000, which results in a Surrender Charge Whole Life Premium of $1,164 ($11.64 x $100,000 / 1000). The Surrender Charge Whole Life Premium of $1,164 is less than the cumulative premium of $2,000, so the Premium Related Surrender Charge Reduction is zero.

     The additional Surrender Charge for requested increases in Face Amount will be calculated in the same manner as illustrated in the example above, except that the Premium Related Surrender Charge is zero for requested increases in Face Amount.


                       Surrender Charge Percentage Table




           If surrender or lapse occurs in the last     The following percentage of the
                month of Policy Year:                   Surrender Charge will be payable:
-----------------------------------------------------   ----------------------------------
                     1 through 5                                      100%
                          6                                            90%
                          7                                            80%
                          8                                            70%
                          9                                            60%
                          10                                           50%
                          11                                           40%
                          12                                           30%
                          13                                           20%
                          14                                           10%
                     15 and later                                       0%



For requested increases, years are measured from the date of the increase.

The percentages reduce equally for each Policy Month during the years shown. For example, during the seventh Policy Year, the percentage reduces equally each month from 90% at the end of the sixth Policy Year to 80% at the end of the seventh Policy Year.


Partial Withdrawal and Transfer Charges

     We currently make no charge for transfers and assess a $10 charge for each partial withdrawal. These charges are guaranteed not to exceed $25 per transfer in excess of twelve transfers per Policy Year, or $25 per partial withdrawal, for the duration of the Policy. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of conversion rights.


Modification of Charges

     ReliaStar may modify any of the charges under the Policy, as well as the minimum Face Amount set forth in this Prospectus, because of special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyholders or those of affiliated insurance companies, or sales to employees or clients of members of our affiliated group of insurance companies. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected Policy owners and owners of all other policies funded by the Variable Account.

Investment Advisory Fees and Other Fund Expenses

     Because the Variable Account purchases shares of the Funds, the net asset value of the Variable Account's investments will reflect the investment advisory fees and other expenses incurred by the Funds. Set forth below is information provided by each Fund on its total 1998 annual expenses as a percentage of the Fund's average net assets. See the prospectuses for the Funds for more information concerning these expenses.

Fund Expenses
(Net of Fee Waivers)


                                                                                            Total Investment
                                                                    Management     Other      Fund Annual
Fund                                                                   Fees      Expenses       Expenses
----                                                                ------------ ---------- -----------------
Alger American Growth Portfolio (a) ..............................      0.75%       0.04%         0.79%
Alger American MidCap Growth Portfolio (a) .......................      0.80%       0.04%         0.84%
Alger American Small Capitalization Portfolio (a) ................      0.85%       0.04%         0.89%
Fidelity VIP Equity-Income Portfolio (a) (b) .....................      0.49%       0.09%         0.58%
Fidelity VIP Growth Portfolio (a) (b) ............................      0.59%       0.09%         0.68%
Fidelity VIP High Income Portfolio (a) ...........................      0.58%       0.12%         0.70%
Fidelity VIP Money Market Portfolio ..............................      0.20%       0.10%         0.30%
Fidelity VIP II Contrafund Portfolio (a) (b) .....................      0.59%       0.11%         0.70%
Fidelity VIP II Index 500 Portfolio (a) (b) ......................      0.24%       0.11%         0.35%
Fidelity VIP II Investment Grade Bond Portfolio (a) ..............      0.43%       0.14%         0.57%
Janus Aggressive Growth Portfolio (a) (c) ........................      0.72%       0.03%         0.75%
Janus Growth Portfolio (a) (c) ...................................      0.65%       0.03%         0.68%
Janus International Growth Portfolio (a) (c) .....................      0.66%       0.20%         0.86%
Janus Worldwide Growth Portfolio (a) (c) .........................      0.65%       0.07%         0.72%
Neuberger Berman Advisers Management Trust Limited
 Maturity Bond Portfolio (a) (d) .................................      0.65%       0.11%         0.76%
Neuberger Berman Advisers Management Trust Partners
 Portfolio (a) (d) ...............................................      0.78%       0.06%         0.84%
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio (a) (d) (e) ................................      0.85%       0.65%         1.50%
Northstar Galaxy Trust Emerging Growth Portfolio (f) .............      0.75%       0.15%         0.90%
Northstar Galaxy Trust Growth + Value Portfolio (f) ..............      0.75%       0.05%         0.80%
Northstar Galaxy Trust High Yield Bond Portfolio (f) .............      0.75%       0.05%         0.80%
Northstar Galaxy Trust International Value Portfolio (f) .........      1.00%       0.00%         1.00%
Northstar Galaxy Trust Research Enhanced Index Portfolio (f) .....      0.75%       0.15%         0.90%
OCC Equity Portfolio (a) (g) .....................................      0.80%       0.14%         0.94%
OCC Global Equity Portfolio (a) (g) ..............................      0.80%       0.33%         1.13%
OCC Managed Portfolio (a) (g) ....................................      0.78%       0.04%         0.82%
OCC Small Cap Portfolio (a) (g) ..................................      0.80%       0.08%         0.88%
Putnam VT Growth and Income Fund -- Class IA Shares ..............      0.46%       0.04%         0.50%
Putnam VT New Opportunities Fund -- Class IA Shares ..............      0.56%       0.05%         0.61%
Putnam VT Voyager Fund -- Class IA Shares ........................      0.54%       0.04%         0.58%


(a) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, record keeping, and in some cases distribution, and other services provided by the Company and its affiliates to Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.
    The percentage paid may vary from one Fund company to another.

(b) A portion of the brokerage commissions that certain Portfolios pay was used to reduce Portfolio expenses. In addition, certain Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.57% for Fidelity VIP Equity-Income Portfolio, 0.66% for Fidelity VIP Growth Portfolio; 0.28% for Fidelity VIP II Index 500 Portfolio; and 0.66% for Fidelity VIP II Contrafund Portfolio.


(c) The fees and expenses in the table above are based on net expenses after expense offset arrangements for the fiscal year ended December 31, 1998. The information is net of fee reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, International Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers if applicable, are first applied against the Management Fee and then Other Expenses. Without such reductions, the Management Fee, Other Expenses and Total Investment Fund Annual Expenses would have been: 0.72%, 0.03%, and 0.75% for Janus Aggressive Growth Portfolio; 0.72%, 0.03%, and 0.75% for Janus Growth Portfolio; 0.75%, 0.20%, and 0.95% for Janus International Growth Portfolio; and 0.67%, 0.07%, and 0.74% for Janus Worldwide Growth Portfolio. Janus Capital has agreed to continue these fee reductions until at least the next annual renewal of the advisory agreement.

(d) Neuberger Berman Advisers Management Trust is comprised of separate Portfolios, the following of which are available as funding options under the contract: Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio ("Portfolio series"). Unlike the other funding options available under the contract, each of the Portfolio series invests all of its net investable assets in AMT Limited Maturity Bond Investments, AMT Partners Investments and AMT Socially Responsive Investments, respectively, of Advisers Managers Trust ("Investment series"). The Investment series in turn, invest directly in securities. For a more complete discussion of this structure, please see the prospectus for Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio. Please note that the figures reported under "Management Fees" and "Other Expenses" include the aggregate of (i) the management fees paid by the Investment series, (ii) the administration fees paid by the Portfolio series, and (iii) all other expenses in the aggregate for the Investment series and Portfolio series, respectively.

(e) Neuberger Berman Management Inc. ("NBMI") has undertaken to reimburse the Socially Responsive Portfolio for certain operating expenses, including the compensation of Neuberger Berman Advisers Management Trust and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The Socially Responsive Portfolio had not commenced operations as of December 31, 1998, and therefore these expense figures are estimated. Estimated expenses are expected to be 2.50% for the fiscal period ending December 31, 1999, prior to the reimbursement. The expense reimbursement policy is subject to termination upon 60 days' written notice. There can be no assurance that this policy will be continued after April 30, 2000. See "Expense Limitation" in the Socially Responsive Portfolio prospectus for further information.

(f) The fee and expense information for the Northstar Galaxy Trust Emerging Growth Portfolio and International Value Portfolio has been restated to reflect current fees and expenses effective November 9, 1998. The fee and expense information for the Northstar Galaxy Trust Research Enhanced Index Portfolio has been restated to reflect current fees and expenses effective April 30, 1999. The investment adviser to the Northstar Galaxy Trust has agreed to reimburse the Northstar Growth + Value Portfolio and High Yield Bond Portfolio for any expenses in excess of 0.80% of each Portfolio's average daily net assets. It has also agreed to reimburse the Emerging Growth, International Value, and Research Enhanced Index Portfolios for amounts in excess of 0.90%, 1.00% and 0.90%, respectively. In the absence of the investment adviser's expense reimbursements, the Total Investment Fund Annual Expenses that would have been paid by each Portfolio during its fiscal year ended December 31, 1998 would have been: Northstar Galaxy Trust Growth + Value Portfolio: 1.02%; Northstar Galaxy Trust High Yield Bond Portfolio:1.23%; Northstar Galaxy Trust Research Enhanced Index Portfolio:1.29%; Northstar Galaxy Trust Emerging Growth Portfolio:1.14%. For the Northstar Galaxy Trust International Value Portfolio, on an annualized basis, absent expense reimbursement, the actual expenses for this Portfolio are 1.68%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement. The Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Northstar Galaxy Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

(g) Management Fees reflect effective management fees after taking into effect any waiver. Other Expenses are shown net of expense offsets afforded the Portfolios. Total Portfolio Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of expense offsets) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets (net of expense offsets).

The Variable Account

     On March 23, 1982, we established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I as one of our separate accounts pursuant to the laws of the State of New York. The Variable Account:

     o will receive and invest the Net Premiums paid and allocated to it under this Policy;

     o currently receives and invests net premiums for other classes of flexible premium variable life insurance policies we issue and may do so for additional classes in the future;

     o meets the definition of a "separate account" under the Federal securities laws; and

     o is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, us, or the Funds.

     We own the Variable Account's assets. However, New York law provides that we cannot charge the Variable Account with liabilities arising out of any other business we may conduct. We are required to maintain assets which are at least equal to the reserves and other liabilities of the Variable Account. We may transfer assets which exceed these reserves and liabilities to our general account (the Fixed Account).


Investments of the Variable Account

     There are currently 29 investment options (Funds) available under the Variable Account. However, we only permit you to participate in a maximum of 17 investment options over the lifetime of your Policy. The Summary and "Additional Information on the Investments of the Variable Account" section describe the Funds currently offered. You also should read the Funds' prospectuses for more detailed information, particularly because several of the Funds and portfolios may have objectives that are quite similar. Please call the telephone number listed on the first page of this Prospectus to request a Fund's prospectus. There is no assurance that any Fund will achieve its investment objective(s).



Performance Information


     Performance information for the Sub-Accounts of the Variable Account and the Funds available for investment by the Variable Account may appear in advertisements, sales literature, or reports to Policy owners or prospective purchasers. Such performance information for the Sub-Accounts will reflect deductions of Fund expenses and be adjusted to reflect the Mortality and Expense Risk Charge, but will not reflect deductions for the cost of insurance or the Surrender Charge. We will accompany quotations of performance information for the Funds by performance information for the Sub-Accounts. Performance information for the Funds will take into account all fees and charges at the Fund level, but will not reflect any deductions from the Variable Account. Performance information reflects only the performance of a hypothetical investment during a particular time period in which the calculations are based. We may provide performance information showing total returns and average annual total returns for periods prior to the date a Sub-Account commenced operation. We will calculate such performance information based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of charges at the Variable Account level that were in effect at the inception of the Sub-Accounts.

     We may also provide individualized hypothetical illustrations of Accumulation Value, Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and Variable Account charges, including the Monthly Deduction, Premium Expense Charge and the Surrender Charge. We will base these hypothetical illustrations on the actual historical experience of the Funds as if the Sub-Accounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.

     We may compare performance of the Sub-Accounts and/or the Funds in advertisements and sales literature:

     o to other variable life insurance issuers in general

     o to the performance of particular types of variable life insurance policies investing in mutual funds

     o to investment series of mutual funds with investment objectives similiar to each of the Sub-Accounts, whose performance is reported by Lipper Analytical Services, Inc. and Morningstar, Inc. (independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis), or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's, and Fortune.

   o to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrial, which are widely used measures of stock market performance

     We may also compare the performance of each Sub-Account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.


Death Benefit

     If the Insured dies while the Policy is in force, we will pay the Death Benefit reduced by any Loan Amount and unpaid Monthly Deductions. This amount is called the proceeds. We may pay all or part of the proceeds in cash to your beneficiaries or under one or more of the settlement options we offer. See "General Provisions -- Settlement Options."


     Appendix C illustrates Accumulation Values, Surrender Charges, Cash Surrender Values, and Death Benefits assuming different levels of premium payments and investment returns for selected Ages and Face Amounts.



Death Benefit Options

     The policy provides two Death Benefit Options as shown below. You choose the Death Benefit Option on the application for the Policy. Subject to certain limitations, you can change the Death Benefit Option after issuance of the Policy. See "Death Benefit -- Change in Death Benefit Option."

     Level Amount Option. (Option A.) The Death Benefit is the greater of the current Face Amount of the Policy or the Corridor Percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. Under the Level Amount Option, the Death Benefit will remain level unless the corridor percentage of Accumulation Value exceeds the current Face Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies.

     Illustration of Level Amount Option. For purposes of this illustration, assume that the Insured is under Age 40, and that there is no Loan Amount. Under the Level Amount Option, a Policy with a $100,000 Face Amount will generally have a $100,000 Death Benefit. However, because the Death Benefit must be equal to or be greater than 250% of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. Each additional dollar added to the Accumulation Value above $40,000 will increase the Death Benefit by $250. Thus, if the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $50,000 will be entitled to a Death Benefit of $125,000 ($50,000 x 250%); an Accumulation Value of $75,000 will yield a Death Benefit of $187,500 ($75,000 x 250%); and an Accumulation Value of $100,000 will yield a Death Benefit of $250,000 ($100,000 x 250%).

     Similarly, as long as the Accumulation Value exceeds $40,000, each dollar taken out of the Accumulation Value will reduce the Death Benefit by $250. If, for example, the Accumulation Value is reduced from $75,000 to $70,000 because of partial withdrawals, charges, or negative investment performance, the Death Benefit will be reduced from $187,500 to $175,000. If at any time, however, the Accumulation Value multiplied by the corridor percentage is less than the Face Amount, the Death Benefit will equal the current Face Amount of the Policy.

     The corridor percentage becomes lower as the Insured's Age increases. If the current Age of the Insured in the illustration above were, for example, 50 (rather than under Age 40), the corridor percentage would be 185%. The Death Benefit would not exceed the $100,000 Face Amount unless the Accumulation Value exceeded approximately $54,055 (rather than $40,000), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).

                           Corridor Percentage Table








    Insured's          Corridor
      Age on         Percentage of
 Previous Policy     Accumulation
   Anniversary           Value
-----------------   --------------
  40 or younger         250%
        41              243
        42              236
        43              229
        44              222
        45              215
        46              209
        47              203
        48              197
        49              191
        50              185
        51              178
        52              171
        53              164



    Insured's          Corridor
      Age on         Percentage of
 Previous Policy     Accumulation
   Anniversary           Value
-----------------   --------------
        54              157%
        55              150
        56              146
        57              142
        58              138
        59              134
        60              130
        61              128
        62              126
        63              124
        64              122
        65              120
        66              119
        67              118


    Insured's          Corridor
      Age on         Percentage of
 Previous Policy     Accumulation
   Anniversary           Value
-----------------   --------------
        68              117%
        69              116
        70              115
        71              113
        72              111
        73              109
        74              107
      75-90             105
        91              104
        92              103
        93              102
        94              101
        95              100



     Variable Amount Option. (Option B.) The Death Benefit is equal to the greater of the current Face Amount plus the Accumulation Value of the Policy, or the corridor percentage of the Accumulation Value on the Valuation Date on or next following the date of the Insured's death. Under the Variable Amount Option, the amount of the Death Benefit will always vary as the Accumulation Value varies.


     Illustration of Variable Amount Option. For purposes of this illustration, assume that the Insured is under Age 40 and that there is no Loan Amount. Under the Variable Amount Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, for example, a Policy with an Accumulation Value of $20,000 will have a Death Benefit of $120,000 ($100,000 + $20,000); an Accumulation Value of $40,000 will yield a Death Benefit of $140,000 ($100,000 + $40,000). The Death Benefit, however, must be at least 250% of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds approximately $66,667, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. Each additional dollar of the Accumulation Value above $66,667 will increase the Death Benefit by $250. Thus, if the Accumulation Value exceeds $66,667 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $75,000 will be entitled to a Death Benefit of $187,500 ($75,000 X 250%); an Accumulation Value of $100,000 will yield a Death Benefit of $250,000 ($100,000 x 250%); and an Accumulation Value of $125,000 will yield a Death Benefit of $312,500 ($125,000 x 250%).

     Similarly, any time the Accumulation Value exceeds $66,667, each dollar taken out of the Accumulation Value will reduce the Death Benefit by $250. If, for example, the Accumulation Value is reduced from $75,000 to $70,000 because of partial withdrawals, charges, or negative investment performance, the Death Benefit will be reduced from $187,500 to $175,000. If at any time, however, the Accumulation Value multiplied by the corridor percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the current Face Amount plus the Accumulation Value of the Policy.

     The corridor percentage becomes lower as the Insured's Age increases. If the current Age of the Insured in the illustration above were, for example, 50 (rather than under 40), the corridor percentage would be 185%. The amount of the Death Benefit would be the sum of the Accumulation Value plus $100,000 unless the Accumulation Value exceeded approximately $117,647 (rather than $66,667), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).


Which Death Benefit Option to Choose

     If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, you should choose the Variable Amount Option. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Accumulation Value and lower cost of insurance charges, you should choose the Level Amount Option.

Requested Changes in Face Amount


     Subject to certain limitations, you may request an increase or decrease in the Face Amount. No increase or decrease in the Face Amount will be permitted during the first Policy Year.


     Increases. For an increase in the Face Amount, you must submit a written request to us. We may also require additional evidence of insurability satisfactory to us. The effective date of the increase will be the Monthly Anniversary on or next following our approval of the increase. The increase may not be less than $5,000. We will currently permit increases to the Insured's Age 75. We will deduct any charges associated with the increase (the increases in the Cost of Insurance and the Surrender Charge upon lapse or total surrender -- see "Effect of Requested Changes in Face Amount" below) from the Accumulation Value, whether or not you pay an additional premium in connection with the increase. You will be entitled to limited conversion rights with respect to requested increases in Face Amount. See "Free Look and Conversion Rights."

     Decreases. For a decrease in the Face Amount, a written request must also be submitted to us. Any decrease in the Face Amount will be effective on the Monthly Anniversary on or next following our receipt of a written request. The Face Amount remaining in force after any requested decrease may not be less than the Minimum Face Amount shown in the Policy. Under our current rules, the Minimum Face Amount is $25,000, but we reserve the right to establish a different Minimum Face Amount in the future. If, following a decrease in Face Amount, the Policy would no longer qualify as life insurance under Federal tax law (see "Federal Tax Matters -- Tax Status of the Policy"), we will limit the decrease to the extent necessary to meet these requirements.

     For purposes of determining the Cost of Insurance, decreases in the Face Amount will be applied to reduce the current Face Amount in the following order:

     (1) The Face Amount provided by the most recent increase;

     (2) The next most recent increases successively; and

     (3) The Face Amount when the Policy was issued.

     By reducing the current Face Amount in this manner, the Rate Class applicable to the most recent increase in Face Amount will be eliminated first, then the Rate Class applicable to the next most recent increase, and so on, for the purposes of calculating the Cost of Insurance. This assumption will affect the Cost of Insurance under the Policy only if different Rate Classes have been applied to the current Face Amount. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk (for example, a 200% Rate Class or a 300% Rate Class). In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower Cost of Insurance than an Insured in a substandard Rate Class with higher mortality risks. See "Deductions and Charges -- Monthly Deduction."

     For example, assume that the initial Face Amount was $50,000 with a standard Rate Class, and that successive increases of $25,000 (at a Rate Class of 200%) and $50,000 (at a Rate Class of 300%) were added. If a decrease of $50,000 or less is requested, the amount of insurance at a 300% Rate Class will be reduced first. If a decrease of more than $50,000 is requested, the amount at a 300% Rate Class will be eliminated, and the excess over $50,000 will next reduce the amount of insurance at a 200% Rate Class.

     Effect of Requested Changes in Face Amount. An increase or decrease in Face Amount will affect the Monthly Deduction because the Cost of Insurance depends upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction." An increase in the Face Amount will increase the Surrender Charge, but a decrease in the Face Amount will not reduce the Surrender Charge. The Surrender Charge is, however, imposed only upon lapse or total surrender of the Policy and not upon a requested decrease in Face Amount. See "Deductions and Charges -- Surrender Charge."


     An increase in the Face Amount will increase the Minimum Monthly Premium as of the effective date of the increase. Therefore, additional premium payments may be required to maintain the Death Benefit Guarantee. A decrease in the Face Amount will reduce the Minimum Monthly Premium as of the effective date of the decrease. See "Death Benefit Guarantee."

     The additional Surrender Charge on a requested increase in the Face Amount will reduce the Cash Surrender Value (which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions). If the resulting Cash Surrender Value is not sufficient to cover the Monthly Deduction, the Policy may lapse unless the Death Benefit Guarantee is in effect. See "Policy Lapse and Reinstatement -- Lapse" and "Death Benefit Guarantee."

Insurance Protection

     As your insurance needs change, you may increase or decrease the pure insurance protection provided by the Policy (that is, the difference between the Death Benefit and the Accumulation Value) in one of several ways. These ways include

     o increasing or decreasing the Face Amount of insurance, changing the level of premium payments, and,

     o making a partial withdrawal under the Policy.

     Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:

     o An increase in the Face Amount (which is generally subject to underwriting approval -- see "Death Benefit -- Requested Changes in Face Amount") will likely increase the amount of pure insurance protection, depending on the amount of Accumulation Value and the resultant corridor percentage limitation. If the insurance protection is increased, the Policy charges generally will increase as well.

     o A decrease in the Face Amount will, subject to the corridor percentage limitations (see "Death Benefit -- Death Benefit Options"), decrease the pure insurance protection without reducing the Accumulation Value. If the Face Amount is decreased, the Cost of Insurance charges generally will decrease as well. (Note that the Surrender Charge will not be reduced. See "Deductions and Charges -- Surrender Charge.")

     o A change in the level of premium can have a variety of effects as follows.

      Under the Level Amount Option, until the corridor percentage of Accumulation Value exceeds the Face Amount, (a) an increased level of premium payments will reduce the amount of pure insurance protection, and
      (b) a reduced level of premium payments will increase the amount of pure insurance protection.

      Under the Variable Amount Option, until the corridor percentage of Accumulation Value exceeds the Face Amount plus the Accumulation Value, the level of premium payments will not affect the amount of pure insurance protection. (However, both the Accumulation Value and the Death Benefit will be increased if premium payments are increased, and reduced if premium payments are reduced.)

      Under any Death Benefit Option, if the Death Benefit is the corridor percentage of Accumulation Value, then (a) an increased level of premium payments will increase the amount of pure insurance protection (subject to underwriting approval -- see "Payment and Allocation of Premiums -- Amount and Timing of Premiums"), and (b) a reduced level of premium payments will reduce the pure insurance protection.

   o A partial withdrawal will reduce the Death Benefit. See "Surrender Benefits -- Partial Withdrawal." However, it has a limited effect on the amount of pure insurance protection and charges under the Policy, because the decrease in the Death Benefit is usually equal to the amount of Accumulation Value withdrawn. The primary use of a partial withdrawal is to withdraw Accumulation Value. Furthermore, it results in a reduced amount of Accumulation Value and increases the possibility that the Policy will lapse.

     You should consider the techniques described in this section for changing the amount of pure insurance protection under the Policy (for example, changing the Face Amount, making a partial withdrawal, and changing the amount of premium payments) together with the other restrictions and considerations described elsewhere in this prospectus.


Changing the Death Benefit Option

     After the first two Policy Years and at least two years after any increase in Face Amount, you may change the Death Benefit Option once each Policy Year. You must submit a written request to change the Death Benefit Option. A change in the Death Benefit Option will also change the Face Amount. If the Death Benefit Option is changed from the Level Amount Option to the Variable Amount Option, the Face Amount will be decreased by an amount equal to the Accumulation Value on the effective date of the change. You cannot change from the Level Amount Option to the Variable Amount Option if the resulting Face Amount would fall below the minimum Face Amount (currently $25,000).

     If you request to change the Death Benefit Option from the Variable Amount Option to the Level Amount Option, we will increase the Face Amount by an amount equal to the Policy's Accumulation Value on the effective date of the change.

     An increase or decrease in Face Amount resulting from a change in the Death Benefit Option will affect the future Monthly Deductions because the Cost of Insurance depends upon the Face Amount. A change in the Face Amount resulting from a change in the Death Benefit Option may also affect the charge for certain optional insurance benefits. See "Deductions and Charges -- Monthly Deduction." However, a Face Amount change resulting from a Death Benefit Option change will not affect the Surrender Charge.

     Changes in the Death Benefit Option do not currently require additional evidence of insurability.


Accelerated Benefit Rider

     Under certain circumstances, the Accelerated Benefit Rider allows a Policy owner to accelerate benefits from the Policy that we otherwise would pay upon the Insured's death. The benefit may vary state-by-state and you should consult your registered representive as to whether and to what extent the rider is available in a particular state and on any particular Policy. Generally, we will provide an Accelerated Benefit if the Insured has a terminal illness that will result in the death of the Insured within 12 months as certified by a physician. The Accelerated Benefit will not be more than 50% of the amount that would be payable at the death of the Insured. The Accelerated Benefit will first be used to pay off any outstanding Policy loans and interest due. The remainder of the Accelerated Benefit will be paid in a lump sum to the Policy owner. Limitations, as described in the Accelerated Benefit Rider, may apply.

     We will establish a lien against the Policy for the amount of the Accelerated Benefit plus an administrative charge, plus interest on the lien. We will first use any proceeds from the Policy to repay this lien. We will reduce your access to the Cash Value by the amount of the lien. We also will reduce the proceeds payable to the beneficiary by the amount of the lien. We may assess an administrative charge of up to $300 at the time we pay the Accelerated Benefit. The Accelerated Benefit will not affect the premium payable on the Policy. Receipt of a benefit under the Accelerated Benefit Rider may give rise to Federal or state income tax. Consult a competent tax advisor for further information.

     The above information is not a complete summary of the Rider. All of the terms and provisions of the Accelerated Benefit Rider are set forth in the Rider, and you should refer to the Rider in order to fully ascertain its benefits and limitations.



Payment and Allocation of Premiums

Issuing the Policy


     An individual applying for a Policy must complete an application and personally deliver it to our licensed agent. We will generally only issue a Policy to an applicant Age 75 or less who supplies evidence of insurability satisfactory to us. The minimum Face Amount is currently $25,000, but we reserve the right to specify a different minimum Face Amount in the future for issuing a new Policy. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason permitted by law.


     Coverage. Coverage under a Policy begins on the later of the Issue Date or the date we receive at least the minimum initial premium (see immediately following section). In general, if the applicant pays at least the minimum initial premium with the application, the Issue Date will be the later of the date of the application or the date of any medical examination required by our underwriting procedures. However, if underwriting approval has not occurred within 45 days after we receive the application or if you authorize premiums to be paid by bank account monthly deduction, the Issue Date will be the date of underwriting approval.

     If you authorize premiums to be paid by government allotment, the Issue Date generally will be, subject to our underwriting approval, the first day of the month in which we receive the first Minimum Monthly Premium through government allotment, whether or not a Minimum Monthly Premium is collected with the application. If a Minimum Monthly Premium is collected with the application, it will be allocated to the Sub-Accounts of the Variable Account and the Fixed Account on the Valuation Date next following the Issue Date.


     Minimum Initial Premium. The minimum initial premium is three Minimum Monthly Premiums. See "Death Benefit Guarantee." If, however, you authorize premiums to be paid by bank account monthly deduction or government allotment, we will accept one Minimum Monthly Premium together with the required authorization forms. The Minimum Monthly Premium is specified in the Policy and determines the payments required to maintain the Death Benefit Guarantee.


Allocating Premiums

     You choose the initial allocation of your Net Premiums (your gross premiums less the Premium Expense Charge) to the Fixed Account and the Sub-Accounts of the Variable Account on the application for the Policy. You may change the allocation at any time by notifying us in writing. Changes will not be effective until the date we receive your request and will only affect premiums we receive on or after that date. The premium allocation may be 100% to the Fixed Account or the Sub-Accounts or divided among the Fixed Account and the Sub-Accounts in whole percentage points totaling 100%. We reserve the right to adjust any allocation to eliminate fractional percentages. Changing the Net Premium allocation will not affect the allocation of existing Accumulation Value.

     Crediting Net Premiums. We will credit Net Premiums on the latest of the following dates:


     o The Valuation Date following the date of underwriting approval.
     o The Valuation Date on or next following the Policy Date.
     o The Valuation Date on or next following the date we have received at least the required minimum initial premium payment.
     o In the case of Policies issued under government allotment programs, the Valuation Date next following the Issue Date.


     Until the date on which Net Premiums are credited as described above, we will hold premium payments in our General Account. No interest will be earned on these premium payments during this period of time.

     Refunding Premiums. We will return all premiums paid without interest if any of the following occur:


     o We send notice to the applicant that the insurance is declined.
     o The applicant refuses an offer for an alternative policy.
     o The applicant does not supply required medical exams or tests within 30 days of the date of the application.

     o The applicant returns the Policy under the limited free look right. See "Free Look and Conversion Rights -- Free Look Rights."



Amount and Timing of Premiums


     The amount and frequency of premium payments will affect the Accumulation Value, the Cash Surrender Value, and how long the Policy will remain in force (including affecting whether the Death Benefit Guarantee is in effect -- see "Death Benefit Guarantee"). After the initial premium, you may determine the amount and timing of subsequent premium payments within the following restrictions:

   o In most cases, we will require that you pay cumulative premiums sufficient to maintain the Death Benefit Guarantee to keep the Policy in force during at least the first several Policy Years. See "Death Benefit Guarantee."
   o We may choose not to accept any premium less than $25.
   o We reserve the right to limit the amount of any premium payment. In general, during the first Policy Year we will not accept total premium payments in excess of $250,000 on the life of any Insured, whether such payments are received on a Policy or on any other insurance policy issued by us or our affiliates. Also, we will not accept any premium payment in excess of $50,000 on any Policy after the first Policy Year. We may waive any of these premium limitations.
   o We may require additional evidence of insurability satisfactory to us if any premium would increase the difference between the Death Benefit and the Accumulation Value (that is, the net amount at risk). A premium payment would increase the net amount at risk if at the time of payment the Death Benefit would be based upon the applicable corridor percentage of Accumulation Value. See "Death Benefit -- Death Benefit Options."
   o In no event may the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium payments allowed for life insurance under Section 7702 of the Code. If at any time you pay a premium which would result in total premiums exceeding the current maximum premiums allowed, we will only accept that portion of the premium which would make total premiums equal the maximum. We will return any part of the premium in excess of that amount, and we will not accept further premiums until allowed by the current maximum premium limitations. o You may pay additional premiums (other than Planned Periodic Premiums) at any time while the Policy is in force. We may limit the number and amount of these additional payments.
   o If you want to make a large premium payment under this Policy, and you wish to avoid Modified Endowment Contract classification, you may contact us in writing before making the payment and we will tell you the maximum amount which can be paid into the Policy. See "Federal Tax Matters -- Tax Status of the Policy."



Planned Periodic Premiums


     You may choose a Planned Periodic Premium schedule which indicates a preference as to future amounts and frequency of payment. You may pay Planned Periodic Premiums annually, semi-annually, quarterly or, if you choose, you can pay the Planned Periodic Premiums by bank account monthly deduction or government allotment.

     Your Policy will show the amount and frequency of your initial Planned Periodic Premium. You may change the Planned Periodic Premium at any time by written request. We may limit the amount of any increase if such an increase would result in planned periodic premiums that are larger than (a) the maximum premium we would accept under the terms of the Amount and Timing of Premium Payments provision in the Policy or (b) the planned periodic premium which would total more than $50,000 per year. Failure to make any Planned Periodic Premium payment will not, however, necessarily result in lapse of the Policy. On the other hand, making Planned Periodic Premium payments will not guarantee that the Policy remains in force. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement."



Paying Premiums by Mail


   Planned Periodic Premiums and Unscheduled Additional Premiums may be paid to the Company by mailing them to:

   ReliaStar Life Insurance Company of New York
   NW 7353
   P.O. Box 1450
   Minneapolis, Minnesota 55485-7353



Death Benefit Guarantee


     If you meet the requirements described below, we guarantee that we will not lapse the Policy even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. This feature of the Policy is called the "Death Benefit Guarantee." The Death Benefit Guarantee expires at the Insured's Age 65 or five Policy Years if longer.

     In general, the two most significant benefits from the Death Benefit Guarantee are as follows:

   o First, during the early Policy Years, the Cash Surrender Value will generally not be sufficient to cover the Monthly Deduction, so that the Death Benefit Guarantee will be necessary to avoid lapse of the Policy. See "Policy Lapse and Reinstatement." This occurs because the Surrender Charge usually exceeds the Accumulation Value in these years. In this regard, you should consider that if you request an increase in Face Amount, an additional Surrender Charge would apply for the 15 years following the increase, which could create a similar possibility of lapse as exists during the early Policy Years.
   o Second, to the extent the Cash Surrender Value declines due to poor investment performance, or due to an additional Surrender Charge after a requested increase, the Cash Surrender Value may not be sufficient even in later Policy Years to cover the Monthly Deduction, so that the Death Benefit Guarantee may also be necessary in later Policy Years to avoid lapse of the Policy.

     Thus, even though the Policy permits premium payments that are less than the Minimum Monthly Premiums, you may lose the significant protection provided by the Death Benefit Guarantee by paying less than the Minimum Monthly Premiums.


Requirements for the Death Benefit Guarantee

     The Death Benefit Guarantee will be in effect if the sum of all premiums paid minus any partial withdrawals and any loans are equal to or greater than the sum of the Minimum Monthly Premiums since the Policy Date. You must satisfy the requirements for the Death Benefit Guarantee as of each Monthly Anniversary, even though you do not have to pay premiums monthly.

     Example: The Policy Date is January 1, 2000. The Minimum Monthly Premium is $100 per month. No Policy loans or partial withdrawals are taken and no Face Amount changes have occurred.


   Case 1. You pay $100 each month. The Death Benefit Guarantee is maintained.



   Case 2. You pay $1,000 on January 1, 2000. The $1,000 maintains the Death
           Benefit Guarantee without your paying any additional premiums for the next 10 months (through October 31, 2000). However, you must pay at least $100 by November 1, 2000 to maintain the Death Benefit Guarantee through November 30, 2000.

     We will determine (and the Policy will indicate) the amount of the initial Minimum Monthly Premium at issuance of the Policy. The initial Minimum Monthly Premium will depend upon the Insured's sex, Age at issue, Rate Class, optional insurance benefits added by rider, and the initial Face Amount.

     The following Policy changes may change the Minimum Monthly Premium:


     o A requested increase or decrease in the Face Amount. See "Death Benefit -- Requested Changes in Face Amount."
     o A change in the Death Benefit Option. See "Death Benefit -- Changing the Death Benefit Option."
     o The addition or termination of a Policy rider. See "General Provisions -- Optional Insurance Benefits."


     We will notify you in writing of any changes in the Minimum Monthly
Premium.

     If, as of any Monthly Anniversary, you have not made sufficient premium payments to maintain the Death Benefit Guarantee, we will send you notice of the premium payment required to maintain it. If we do not receive the required premium payment within 61 days from the date of our notice, the Death Benefit Guarantee will terminate. THE DEATH BENEFIT GUARANTEE CANNOT BE REINSTATED.

     Even if the Death Benefit Guarantee terminates, the Policy will not necessarily lapse. For a discussion of the circumstances under which the Policy may lapse, see "Policy Lapse and Reinstatement."


Accumulation Value


     The Accumulation Value of the Policy (that is, the total value attributable to a specific Policy in the Variable Account and the Fixed Account) is equal to the sum of the Variable Accumulation Value (the amount attributable to the Variable Account) plus the Fixed Accumulation Value (the amount attributable to the Fixed Account). You should distinguish the Accumulation Value from the Cash Surrender Value that would actually be paid to you upon total surrender of the Policy, which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions. See "Surrender Benefits -- Total Surrender." You should also distinguish the Accumulation Value from the Cash Value, which determines the amount available for Policy loans, and is the Accumulation Value less any Surrender Charge. See "Policy Loans."

     The Variable Accumulation Value will generally vary daily and will increase or decrease to reflect the investment performance of the Funds in which Sub-Accounts of the Variable Account have been invested.

     We will increase the Variable Accumulation Value by:

     o any Net Premiums credited to the Variable Account, and

     o any transfers from the Fixed Account.

     We will reduce the Variable Accumulation Value by:

     o the Monthly Deduction attributable to the Variable Account,

     o partial withdrawals from the Variable Account,

     o any transfer and partial withdrawal charges attributable to the Variable Account, and

     o any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred from the Variable Account to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will increase the Fixed Accumulation Value by:

     o any Net Premiums credited to the Fixed Account,

     o any interest credited to the Fixed Account (determined at our discretion, but guaranteed not to be less than 4%), and

     o any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will reduce the Fixed Accumulation Value by:

     o the Monthly Deduction attributable to the Fixed Account,

     o partial withdrawals from the Fixed Account,

     o any transfer and partial withdrawal charges attributable to the Fixed Account, and

     o any amounts transferred from the Fixed Account to the Variable Account.

     See Appendix B for a detailed discussion of the calculation of Accumulation Value. Appendix C includes an illustration of various Accumulation Values, Cash Surrender Values, and Death Benefits, assuming different levels of premium payments and various investment returns for selected Ages and Face Amounts.


Specialized Uses of the Policy

     Because the Policy provides for an accumulation of Cash Surrender Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of the Sub-Accounts to which Accumulation Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Accumulation Value or Cash Surrender Value to fund the purpose for which the Policy was purchased. Withdrawals and Policy loans may significantly affect current and future Accumulation Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Sub-Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Federal Tax Matters."


Policy Lapse and Reinstatement

     Lapse. Unlike traditional life insurance policies, the failure to make a Planned Periodic Premium will not by itself cause the Policy to lapse (terminate). If the Death Benefit Guarantee is not in effect, the Policy will lapse only if, as of any Monthly Anniversary, the Cash Surrender Value is less than the Monthly Deduction due, and a grace period of 61 days expires without a sufficient premium payment.


     During the early Policy Years, the Cash Surrender Value will generally not be sufficient to cover the Monthly Deduction, so that premium payments sufficient to maintain the Death Benefit Guarantee will be required to avoid lapse. See "Death Benefit Guarantee."


     The Policy does not lapse, and the insurance coverage continues, until the expiration of a 61-day grace period which begins on the date we send you written notice indicating that the Cash Surrender Value is less than the Monthly Deduction due. Our written notice will indicate the amount of the payment required to avoid lapse. If you do not make a sufficient premium payment within the grace period, then the Policy will lapse without value.


     If the Insured dies during the grace period, the proceeds payable will equal the amount of the Death Benefit on the Valuation Date on or next following the date of the Insured's death, reduced by any Loan Amount and any unpaid Monthly Deductions.

     If the Death Benefit Guarantee is in effect, we will not lapse the Policy. See "Death Benefit Guarantee."

     Reinstatement. Reinstatement means putting a lapsed Policy back in force. You may reinstate a lapsed Policy by written request any time within five years after it has lapsed if it has not been surrendered for its Cash Surrender Value.

     To reinstate the Policy and any riders you must submit evidence of insurability satisfactory to us and you must pay a premium large enough such that the Net Premium is as large as the sum of the Surrender Charge after reinstatement, plus the Monthly Deductions for the date of reinstatement and the following Monthly Anniversary.

     The Death Benefit Guarantee cannot be reinstated. See "Death Benefit Guarantee."


Surrender Benefits


     Subject to certain limitations, you may make a total surrender of the Policy or a partial withdrawal of the Policy's Cash Surrender Value by sending us a written request. We will determine the amount available for a total surrender or partial withdrawal at the end of the Valuation Period when we receive your written request. Generally, we will pay any amounts from the Variable Account upon total surrender or partial withdrawal within seven days after we receive your written request. We may postpone payments, however, in certain circumstances. See "General Provisions -- Postponement of Payments."



Total Surrender


     You may surrender the Policy at any time for its Cash Surrender Value by making a written request. The Cash Surrender Value is the Accumulation Value of the Policy reduced by any Surrender Charge, Loan Amount and unpaid Monthly Deductions. If the Cash Surrender Value at the time of a surrender exceeds $25,000, the written request must include a Signature Guarantee.

Appendix C shows an illustration of Accumulation Values, Surrender Charges, Cash Surrender Values, and Death Benefits assuming different levels of premium payments and investment returns for selected Ages and Face Amounts.



Partial Withdrawal


     After the first Policy Year, you may also withdraw part of the Cash Surrender Value by sending us a written request. If the amount being withdrawn exceeds $25,000, then the written request must include a Signature Guarantee. We currently allow only one partial withdrawal in any Policy Year. We currently make a $10 charge for each partial withdrawal. We guarantee that this charge will not exceed $25 for each partial withdrawal. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges." The amount of any partial withdrawal must be at least $500 and, during the first 15 Policy Years, may not be more than 20% of the Cash Surrender Value on the date we receive your written request. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Unless you specify a different allocation, we make partial withdrawals from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis based upon the Accumulation Value. We will determine these proportions at the end of the Valuation Period during which we recieve your written request. For purposes of determining these proportions, we first subtract any outstanding Loan Amount from the Fixed Accumulation Value.

     Effect of Partial Withdrawal. We will reduce the Accumulation Value by the amount of any partial withdrawal. We will also reduce the Death Benefit by the amount of the withdrawal, or, if the Death Benefit is based on the corridor percentage of Accumulation Value (see "Death Benefit -- Death Benefit Options"), by an amount equal to the corridor percentage times the amount of the partial withdrawal.

     If the Level Amount Option is in effect, we will reduce the Face Amount by the amount of the partial withdrawal. When increases in the Face Amount have occurred previously, we reduce the current Face Amount by the amount of the partial withdrawal in the following order:

   (1) The Face Amount provided by the most recent increase;
   (2) The next most recent increases successively; and
   (3) The Face Amount when the Policy was issued.

     (This assumption also applies to requested decreases in Face Amount -- see "Death Benefit -- Requested Changes in Face Amount.") Thus, partial withdrawals may affect the way in which the Cost of Insurance is calculated and the amount of pure insurance protection under the Policy. See "Death Benefit -- Requested Changes in Face Amount," "Deductions and Charges -- Monthly Deduction" and "Death Benefit -- Insurance Protection."


     We do not allow a partial withdrawal if the Face Amount after a partial withdrawal would be less than the Minimum Face Amount (currently $25,000).

     If the Variable Amount Option is in effect, a partial withdrawal does not affect the Face Amount.


     A partial withdrawal may also cause the termination of the Death Benefit Guarantee because we deduct the amount of the partial withdrawal from the total premiums paid in calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee.

     Like partial withdrawals, Policy loans are a means of withdrawing funds from the Policy. See "Policy Loans." A partial withdrawal or a Policy loan may have tax consequences depending on the circumstances of such withdrawal or loan. See "Federal Tax Matters -- Tax Status of the Policy."



Transfers


     You may transfer all or part of the Variable Accumulation Value between the Sub-Accounts or to the Fixed Account subject to any conditions the Funds whose shares are involved may impose. You must make your transfer request in writing unless you have completed a telephone transfer authorization form. You may also direct us to automatically make periodic transfers under the Dollar Cost Averaging or Portfolio Rebalancing services as described below.

     To transfer all or part of the Variable Accumulation Value from a Sub-Account, we redeem Accumulation Units and reinvest their values in other Sub-Accounts, or the Fixed Account, as you direct in your request. We will effect transfers, and determine all values in connection with transfers, at the end of the Valuation Period during which we receive your request, except as otherwise specified for the Dollar Cost Averaging or Portfolio Rebalancing services. With respect to future Net Premium payments, however, your current premium allocation will remain in effect unless (1) you have requested the Portfolio

Rebalancing service, or (2) you are transferring all of the Variable Accumulation Value from the Variable Account to the Fixed Account in exercise of conversion rights. See "Free Look and Conversion Rights -- Conversion Rights."

     Transfers from the Fixed Account to the Variable Account are subject to the following additional restrictions:

   o your transfer request must be postmarked no more than 30 days before or after the Policy Anniversary in any year and only one transfer is permitted during this period,

   o the Fixed Accumulation Value after the transfer must be at least equal to the Loan Amount,

   o you may only transfer up to 50% of the Fixed Accumulation Value, less any Loan Amount, unless the balance, after the transfer, would be less than $1,000, in which event you may transfer the full Fixed Accumulation Value, less any Loan Amount, and

   o you must transfer at least the lesser of $500 or the total Fixed Accumulation Value, less any Loan Amount.

     See Appendix A. Some of these restrictions may be waived for transfers due to the Portfolio Rebalancing service.

     Telephone/Fax Instructions. You are allowed to enter certain types of instructions either by telephone or by fax if you complete a telephone/fax instruction authorization form. If you complete the form, you can enter the following types of instructions by telephone or fax:

     o transfers between Sub-Accounts

     o changes of allocations among fund options

     By completing the telephone/fax form, you agree that we will not be liable for any loss, liability, cost or expense when we act in accordance with the telephone/fax transfer instructions that we receive or are recorded on voice recording equipment. If we later determine that you did not make a telephone/fax transfer request or the request was made without your authorization, and loss results from such unauthorized transfer, you bear the risk of this loss. We consider any requests made via fax as telephone requests and such requests are bound by the conditions in the telephone/fax transfer authorization form you sign. Any fax request should include your name, daytime telephone number, Policy number and, in the case of transfers, the names of the Sub-Accounts from which and to which money will be transferred and the allocation percentage. ReliaStar will employ reasonable procedures to confirm that instructions communicated by telephone/fax are genuine. If we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone/fax instructions, providing written confirmation of such instructions, and/or tape recording telephone instructions.

     Dollar Cost Averaging Service. You may request this service if your Face Amount is at least $100,000 and your Accumulation Value, less any Loan Amount, is at least $5,000. If you request this service, you direct us to automatically make specific periodic transfers of a fixed dollar amount from any of the Sub-Accounts to one or more of the Sub-Accounts or to the Fixed Account. We do not permit transfers from the Fixed Account under this service. You may request that we make transfers of this type on a monthly, quarterly, semi-annual, or annual basis. This service is intended to allow you to use "Dollar Cost Averaging," a long term investment method which provides for regular investments over time. We make no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

     If you are interested in the Dollar Cost Averaging service, you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.

     We will discontinue the Dollar Cost Averaging service immediately (1) on receipt of any request to begin a Portfolio Rebalancing service, (2) if the Policy is in the grace period on any date when Dollar Cost Averaging transfers are scheduled, or (3) if the specified transfer amount from any Sub-Account is more than the Accumulation Value in that Sub-Account.


     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation would not affect any Dollar Cost Averaging service requests already commenced.


     Portfolio Rebalancing Service. You may request this service if your Face Amount is at least $200,000 and your Accumulation Value, less any Loan Amount, is at least $10,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation of Accumulation Value, less any Loan Amount, among the Sub-Accounts of the Variable Account and the Fixed Account. We will also change your allocation of future Net Premium payments to be equal to this specified percentage allocation. You may request that we make transfers made under this service on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives.


     The Accumulation Value in each Sub-Account of the Variable Account and the Fixed Account will grow or decline at different rates over time. Portfolio Rebalancing will periodically transfer Accumulation Values from those accounts that have increased in value to those accounts that have increased at a slower rate or declined in value. If all accounts decline in value, it will transfer Accumulation Values from those that have decreased less in value to those that have decreased more in value. We make no guarantees that Portfolio Rebalancing will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

     If you are interested in the Portfolio Rebalancing service you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.


     If you are using the Portfolio Rebalancing service, we will discontinue this service immediately (1) on receipt of any request to change the allocation of premiums to the Fixed Account and Sub-Account of the Variable Account, (2) on receipt of any request to begin a Dollar Cost Averaging service, (3) upon receipt of any request to transfer Accumulation Value among the Fixed Account or Sub-Accounts, or (4) if the policy is in the grace period or the Accumulation Value, less any Loan Amount, is less than $7,500 on any Valuation Date when Portfolio Rebalancing transfers are scheduled.


     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation could affect Portfolio Rebalancing services currently in effect, but only after 30 days notice to affected Policy owners.


     Transfer Limits. We currently allow 12 transfers in a Policy Year. We reserve the right to limit you to no more than 12 transfers per Policy Year. All transfers that are effective on the same Valuation Date will be treated as one transfer transaction. Transfers made due to the Dollar Cost Averaging or Portfolio Rebalancing services do not currently count toward the limit on the number of transfers.

     Transfer Charges. While there is currently no charge imposed on a transfer, we reserve the right to make a charge not to exceed $25 per transfer for transfers in excess of 12 per Policy Year for the duration of the Policy. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges." In no event, however, will we impose any charge in connection with the exercise of a conversion right or transfers occurring as the result of Policy loans. All transfers are also subject to any charges and conditions imposed by the Fund whose shares are involved. We will treat all transfers that are effective on the same Valuation Date as one transfer transaction for purposes of assessing any transfer charge.



Policy Loans


     General. As long as the Policy remains in effect, you may borrow money from us at any time after the first Policy Year using the Policy as security for the loan. The maximum amount you may borrow at any time is equal to the loan value of the Policy, which is equal to the Cash Value less the existing Loan Amount. Each Policy loan must be at least $500.

     You can make loan requests in writing or by telephoning us on any Valuation Date. Any loan request in excess of $25,000 will require a Signature Guarantee. Telephone loan requests cannot exceed $10,000. We currently do not require any election form to make telephone loan requests. We will employ reasonable procedures to confirm that loan requests made by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmations of such instructions and/or tape recording telephone instructions.

     Policy loans have priority over the claims of any assignee or other person. You may repay a Policy loan in whole or in part at any time.

     We will normally pay the loan proceeds to you within seven days after we receive your request. We may postpone payment of loan proceeds to you under certain circumstances. See "General Provisions -- Postponement of Payments."

     Payments you make generally will be treated as premium payments, rather than Policy loan repayments, unless you indicate that we should treat the payment otherwise or unless we decide, at our discretion, to apply the payment as a Policy loan repayment. As a result, unless you indicate that a payment is a loan repayment, all payments you make to the Policy will generally be subject to the Premium Expense Charge. See "Deductions and Charges -- Premium Expense Charge."

     Immediate Effect of Policy Loans. When we make a Policy loan, we will segregate an amount equal to the Policy loan (which includes interest payable in advance) within the Accumulation Value of your Policy and held in the Fixed Account as security for the loan. As described below, you will pay interest to us on the Policy loan, but we will also credit interest to you on the amount held in the Fixed Account as security for the loan. We will include the amount segregated in the Fixed Account as security for the Policy loan as part of the Fixed Accumulation Value under the Policy, but we will credit that amount with interest on a basis different from other amounts in the Fixed Account.

     Unless you specify differently, amounts held as security for the Policy loan will come proportionately from the Fixed Accumulation Value and the Variable Accumulation Value (with the proportions being determined as described below). We will transfer assets equal to the portion of the Policy loan coming from the Variable Accumulation Value from the Sub-Accounts of the Variable Account to the Fixed Account, THEREBY REDUCING THE ACCUMULATION VALUE HELD IN THE SUB-ACCOUNTS. We do not treat these transfers as transfers for the purposes of assessing the transfer charge or calculating the limit on the number of transfers.

     Effect on Investment Performance. Amounts coming from the Variable Account as security for Policy loans will no longer participate in the investment performance of the Variable Account. We will credit all amounts held in the Fixed Account as security for Policy loans (that is, the Loan Amount) with interest at an effective annual rate currently equal to 4.00%. WE WILL NOT CREDIT ADDITIONAL INTEREST TO THESE AMOUNTS. On the Policy Anniversary, we will allocate any interest credited on these amounts to the Fixed Account and the Variable Account according to the premium allocation then in effect. See "Payment and Allocation of Premiums -- Allocating Premiums."

     Although you may repay Policy loans in whole or in part at any time before the Insured's Age 95, Policy loans will permanently affect the Policy's potential Accumulation Value. As a result, to the extent that the Death Benefit depends upon the Accumulation Value (see "Death Benefit -- Death Benefit Options"), Policy loans will also affect the Death Benefit under the Policy. This effect could be favorable or unfavorable depending on whether the investment performance of the assets allocated to the Sub-Account(s) is less than or greater than the interest being credited on the assets transferred to the Fixed Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under the Policy will be lower when such interest credited is less than the investment performance of assets held in the Sub-Account(s).

     Effect on Policy Coverage. We will notify you if, on any Monthly Anniversary, the Loan Amount is greater than the Accumulation Value less the then applicable Surrender Charge. If we do not receive sufficient payment within 61 days from the date we send notice to you, the Policy will lapse and terminate without value. Our written notice to you will indicate the amount of the payment required to avoid lapse. The Policy may, however, later be reinstated. See "Policy Lapse and Reinstatement."

     A Policy loan may also cause termination of the Death Benefit Guarantee, because we deduct the Loan Amount from the total premiums paid in calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee. See "Death Benefit Guarantee."

     We will reduce proceeds payable upon the death of the Insured by any Loan Amount.

     Interest. The interest rate charged on Policy loans will be an annual rate of 5.66%, payable in advance. After the tenth Policy Year, we will charge interest at an annual rate of 3.85%, payable in advance, on that portion of your Loan Amount that is not in excess of (1) the Accumulation Value, less (2) the total of all premiums paid and all partial withdrawals. We will charge interest on any excess of this amount at the annual rate of 5.66%, payable in advance.

     Interest is payable in advance (for the rest of the Policy Year) at the time any Policy loan is made and at the beginning of each Policy Year thereafter (for that entire Policy Year). If you do not pay interest when due, we will deduct it from the Cash Surrender Value as an additional Policy loan (see "Immediate Effect of Policy Loans" above) and we will add it to the existing Loan Amount.

     Because we charge interest in advance, we will refund any interest that we have not earned to you upon lapse or surrender of the Policy or repayment of the Policy loan.

     Repayment of Loan Amount. You may repay the loan amount at any time. If not repaid, we will deduct the Loan Amount from any amount payable under the Policy. As described above, unless you provide us with notice to the contrary, we generally will treat any payments on the Policy as premium payments, which are subject to the Premium Expense Charge, rather than repayments on the Loan Amount. Any repayments on the Loan Amount will result in amounts being reallocated from the Fixed Account and to the Sub-Accounts of the Variable Account according to your current premium allocation.

     Tax Considerations. A Policy loan may have tax consequences depending on the circumstances of the loan. See "Federal Tax Matters -- Tax Status of the Policy."



Free Look and Conversion Rights


Free Look Rights

     The Policy provides for an initial free look period during which you have a right to return the Policy for cancellation and receive a refund of all premiums paid. You must return the Policy to us or your agent and ask us to cancel the Policy by midnight of the 20th day after receiving it.



Conversion Rights

     During the first two Policy Years and the first two years following a requested increase in Face Amount, we provide you with an option to convert the Policy or any requested increase in Face Amount to a life insurance policy under which the benefits do not vary with the investment experience of the Variable Account. This option is made available by permitting you to transfer all or a part of your Variable Accumulation Value to the Fixed Account.


     General Option. You may exercise your conversion right by transferring all or any part of your Variable Accumulation Value to the Fixed Account. If, at any time during the first two Policy Years or the first two years following a requested increase in Face Amount, you request transfer from the Variable Account to the Fixed Account and indicate that you are making the transfer in exercise of your conversion right, we will not assess any transfer charge on the transfer, and the transfer will not count against the limit on the number of transfers. At the time of such transfer, there is no effect on the Policy's Death Benefit. Face Amount, net amount at risk, Rate Class(es) or Issue Age -- only the method of funding the Accumulation Value under the Policy will be affected. See "Death Benefit," "Accumulation Value" and Appendix A, "The Fixed Account."

     If you transfer all of the Variable Accumulation Value from the Variable Account to the Fixed Account and indicate that you are making this transfer in exercise of your Conversion Right, we will automatically credit all future premium payments on the policy to the Fixed Account unless you request a different allocation.


Additional Information on the Investments of the Variable Account

Investment Limits

     Although the Variable Account currently consists of 29 investment options, we currently only permit you to participate in a maximum of 17 investment options over the lifetime of your Policy. You do not have to choose your investment options in advance, but once you participate in the 17th Fund since your Policy was issued, you would only be able to transfer within those 17 Funds already used and which are still available.

     The Fund shares may be available to fund benefits under both variable annuity and variable life contracts and policies. This could result in an irreconcilable conflict between the interests of the holders of the different types of variable contracts. The Funds have advised us that they will monitor for such conflicts and will promptly provide us with information regarding any such conflicts should they arise or become imminent, and we will promptly advise the Funds if we become aware of any such conflicts. If any such material irreconcilable conflict arises, we will arrange to eliminate and remedy such conflict up to and including establishing a new management investment company and segregating the assets underlying the variable policies and contracts at no cost to the holders of the policies and contracts.

     There also is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.


     The Funds distribute dividends and capital gains. However, we automatically reinvest distributions in additional Fund shares, at net asset value. The Sub-Account receives the distributions which are then reflected in the Unit Value of that Sub-Account. See "Accumulation Value."

     ReliaStar has entered into service arrangements with the managers or distributors of certain of the Funds. Under these arrangements, ReliaStar or its affiliates may receive compensation from affiliates of the Funds. This compensation is for providing administrative, recordkeeping, distribution and other services to the Funds or their affiliates. Such compensation is paid based upon assets invested in the particular Funds, or based on the aggregated net asset goals. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund to another.

Addition, Deletion, or Substitution of Investments

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Variable Account or that the Variable Account may purchase.

   o We reserve the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in a new Fund, or in shares of another investment company, with a specified investment objective. We may establish new Sub-Accounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new Sub-Accounts available to existing Policy owners on a basis we determine.

   o We may eliminate one or more Sub-Accounts, or prohibit additional new premium or transfers into a Sub-Account, if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

   o We reserve the right to eliminate the shares of any of the Funds and to substitute shares of another Fund or of another open-end, registered investment company. We will not substitute any shares attributable to your interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

     Nothing contained herein shall prevent the Variable Account from:

     o Purchasing other securities of other Funds or classes of policies,

     o Permitting a conversion between Funds or classes of policies on the basis of requests made by Policy owners, or

     o Substituting the shares of one fund for shares of another fund in the event of a merger of funds or similar transaction.

     In the event of any such substitution, deletion or change, we may appropriate changes in this and other policies to reflect such substitution, deletion or change. If you allocated all or a portion of your investments to any of the current funds that are being substituted for or deleted, you may transfer the portion of the Accumulation Value affected without paying a transfer charge.

     If we deem it to be in the best interests of persons having voting rights under the Policies, we may:

     o operate the Variable Account as a management company under the 1940 Act,


     o deregister the Variable Account under the 1940 Act in the event such registration is no longer required, or

     o combine the Variable Account with our other separate accounts.



Voting Rights

     You have the right to instruct us how to vote the Fund shares attributable to the Policy at regular meetings and special meetings of the Funds. We will vote the Fund shares held in Sub-Accounts according to the instructions received, as long as:


    o The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940; and
    o The Variable Account's assets are invested in Fund shares.


     If we determine that, because of applicable law or regulation, we do not have to vote according to the voting instructions received, we will vote the Fund shares at our discretion.

     All persons entitled to voting rights and the number of votes they may cast are determined as of a record date, selected by us, not more than 90 days before the meeting of the Fund. All Fund proxy materials and appropriate forms used to give voting instructions will be sent to persons having voting interests.


     We will vote any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Policy owners, in proportion to the instructions received from all Policy owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund, and will be voted in the same manner as are the respective account's votes.


     Owning the Policy does not give you the right to vote at meetings of our stockholders.


     Disregarding Voting Instructions. We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of any Fund or to approve or disapprove an investment advisory contract for any Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of any Fund if we reasonably disapprove of such changes. We would disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or we determine that the change would have an adverse effect on the Variable Account in that the proposed investment policy for a Fund may result in speculative or unsound investments. In the event we do disregard voting instructions, we will include a summary of that action and the reasons for such action in the next annual report to owners.




Benefits at Age 95

     If the Insured is living at Age 95 and the Policy is in force, the Cash Surrender Value of the Policy will automatically be applied to purchase single premium paid-up life insurance, unless you notify us in writing on or before the Insured's attained Age 95 that the Cash Surrender Value should be paid in cash. While the Cash Surrender Value of the new paid-up policy will be the same as this Policy, the face amount of the new policy will be whatever the single premium will purchase.



General Provisions


Ownership

   While the Insured is alive, subject to the Policy's provisions you may:

   o Change the amount and frequency of premium payments.
   o Change the allocation of premiums.
   o Change the Death Benefit Option.
   o Change the Face Amount.
   o Make transfers between accounts.
   o Surrender the Policy for cash.
   o Make a partial withdrawal for cash.
   o Receive a cash loan.
   o Assign the Policy as collateral.
   o Change the beneficiary.
   o Transfer ownership of the Policy.
   o Enjoy any other rights the Policy allows.


Proceeds

   At the Insured's death, the proceeds payable include the Death Benefit then in force:

   o Plus any additional amounts provided by rider on the life of the Insured;
   o Plus any Policy loan interest that we have collected but not earned;
   o Minus any Loan Amount; and
   o Minus any unpaid Monthly Deductions.


Beneficiary


     You may name one or more beneficiaries on the application when you apply for the Policy. You may later change beneficiaries by written request. You may also name a beneficiary whom you cannot change without his or her consent (irrevocable beneficiary). If no beneficiary is surviving when the Insured dies, we will pay the Death Benefit to you, if surviving, or otherwise to your estate.


Postponement of Payments

     We generally make payments from the Variable Account for Death Benefits, cash surrender, partial withdrawal, or loans within seven days after we receive all the documents required for the payments.

     We may, however, delay making a payment when we are not able to determine the Variable Accumulation Value because (1) the New York Stock Exchange is closed, other than customary weekend or holiday closings, or the SEC restricts trading on the New York Stock Exchange, (2) the SEC by order permits postponement for the protection of Policyholders, or (3) the SEC determines that an emergency exists, which makes disposing of securities not reasonably practicable, or which makes it not reasonably practicable to determine the value of the Variable Account's net assets. We may also postpone transfers and allocations to and against any Sub-Account of the Variable Account under these circumstances.

     We may delay any of the payments that we make from the Fixed Account up to six months from the date we receive the documents required. We will pay interest at the same rate we are currently paying on proceeds at death from the date of the request to the date of payment if we delay payment more than 10 days. We will not credit any additional interest to any delayed payments. The time a payment from the Fixed Account may be delayed and the rate of interest paid on such amounts may vary among states.



Settlement Options


   Settlement Options are ways you can choose to have the Policy's proceeds paid. These options apply to proceeds paid:

   o At the Insured's death.
   o On total surrender of the Policy.

     We pay the proceeds to one or more payees. We may pay the proceeds in a lump sum or we may apply the proceeds to one of the following Settlement Options. You may request that we use a combination of Options. You must apply at least $2,500 to any option for each payee under that Option. Under an installment Option, each payment must be at least $25. We may adjust the interval to make each payment at least $25.


     Proceeds applied to any Option no longer earn interest at the rate applied to the Fixed Account or participate in the investment performance of the Funds.

   Option 1 -- Proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval.
   Option 2 -- Proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid. Option 3 -- Proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid. Option 4 -- The proceeds provide an annuity payment with a specified number of months "certain." The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee.
   Option 5 -- The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.
   Option 6 -- The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We do not apply this Option if a similar option would be more favorable to the payee at that time.

     Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors. The interest rate will never be less than an effective annual rate of 3.50%.


     In determining amounts we pay under Options 3 and 4, we assume interest at an effective annual rate of 3.50%. Also, for Option 3 and "certain" periods under Option 4, we credit any excess interest we may declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors.



Incontestability

     After the Policy has been in force during the Insured's lifetime for two years from the Policy's Issue Date, we cannot claim the Policy is void or refuse to pay any proceeds unless the Policy has lapsed.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year contestable period measured from the date of the increase.


     If the Policy is reinstated, we measure the contestable period from the date of reinstatement with respect to statements made on the application for reinstatement.



Misstatement of Age and Sex

     If the Insured's Age or sex or both are misstated (except where unisex rates apply), the Death Benefit will be the amount that the most recent cost of insurance would purchase using the current cost of insurance rate for the correct Age and sex.

Suicide

     If the Insured commits suicide within two years of the Policy's Issue Date, we do not pay the Death Benefit. Instead, we refund all premiums paid for the Policy and any attached riders, minus any Loan Amounts and partial withdrawals.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year suicide limitation for the proceeds associated with that increase. If the Insured commits suicide within two years of the effective date of the increase, we pay the Death Benefit prior to the increase and refund the cost of insurance for that increase.


Termination


   The Policy terminates when any of the following occurs:

   o The Policy lapses. See "Policy Lapse and Reinstatement."
   o The Insured dies.
   o You surrender the Policy for its Cash Surrender Value.
   o We amend the Policy according to the amendment provision described below and you do not accept the amendment.



Amendment


   We reserve the right to amend the Policy, in order to include any future changes relating to the following:

   o Any SEC rulings and regulations.
   o The Policy's qualification for treatment as a life insurance policy under the following:
     - The Code.

     - Internal Revenue Service rulings and regulations.
     - Any requirements imposed by the Internal Revenue Service.


Reports

     Annual Statement. We will send you an Annual Statement once each year free of charge, showing the Face Amount, Death Benefit, Accumulation Value, Cash Surrender Value, Loan Amount, premiums paid, Planned Periodic Premiums, interest credits, partial withdrawals, transfers, and charges since the last statement.

     Additional statements are available upon request. We may make a charge not to exceed $50.00 for each additional Annual Statement you request.


     Projection Report. Upon request, we will provide you a report projecting future results based on the Death Benefit Option you specify, the Planned Periodic Premiums you specify, the Accumulation Value of your Policy at the end of the prior Policy Year. We may make a charge not to exceed $50.00 for each Projection Report you request.

     Other Reports. The Company will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you or other persons in your household have more than one Policy. Call 1-800-456-6965 if you need copies of financial reports, prospectuses, or historical account information.



Dividends

     The Policy does not entitle you to participate in our surplus. We do not pay you dividends under the Policy.

     The Sub-Account receives any dividends paid by the related Fund. Any such dividend is credited to you through the calculation of the Sub-Account's daily Unit Value.


Collateral Assignment

     You may assign the benefits of the Policy as collateral for a debt. This limits your rights to the Cash Surrender Value and the beneficiary's rights to the proceeds. An assignment is not binding on us until we receive written notice.


Optional Insurance Benefits


     The Policy can include additional benefits, in the form of riders to the Policy, if our requirements for issuing such benefits are met. We currently offer the following benefit riders:

     Accelerated Benefit Rider. Under certain circumstances we may pay a part of the Death Benefit to you when the Insured has been diagnosed as having a terminal illness. See "Accelerated Benefit Rider."


     Accidental Death Benefit Rider. Provides an additional benefit if the Insured dies from an accidental injury.

     Additional Insured Rider. Provides a 10 year, guaranteed level premium and level term coverage for the Insured, the Insured's spouse, or a child of the Insured.

     Waiver of Monthly Deduction Rider. The Monthly Deduction for the Policy is waived while the Insured is totally disabled under the terms of the rider.

     Cost of Living Increase Rider. Provides optional increases in Face Amount on the life of the Insured every two years based on the cost of living without evidence of insurability.


     Waiver of Specified Premium Rider. Contributes a specified amount of premium to the Policy each month while the Insured is totally disabled under the terms of the rider.



Federal Tax Matters

Introduction

     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (the "IRS").


     Any qualified plan contemplating the purchase of a life policy should consult a tax advisor.



Tax Status of the Policy

     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, the Company believes that a Policy issued on the basis of a standard risk class should satisfy the applicable requirements. There is less guidance with respect to Policies issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), and it is not clear whether such a Policy would satisfy the applicable requirements, particularly if the owner pays the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, the Company may take appropriate steps to bring the Policy into compliance with such requirements and reserves the right to restrict Policy transactions in order to do so.

     In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over these assets. Where this is the case, the Policy owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an owner to allocate premium payments and Policy Accumulation Values, have not been explicitly addressed in published rulings. While the Company believes that the Policies do not give owners investment control over Variable Account assets, the Company reserves the right to modify the Policies as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Policy.

     In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.


Tax Treatment of Policy Benefits

     In General. The Company believes that the Death Benefit under a Policy should be excludible from the gross income of the Beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

     Generally, the owner will not be deemed to be in constructive receipt of the Policy Accumulation Value until there is a distribution. When distributions from a Policy occur, including payments arising from any maturity benefits, or when loans are taken out from or secured by (e.g., by assignment) a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."


     Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven Policy Years. Certain changes in a Policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract. The Company will monitor the Policies, however, and will attempt to notify an owner on a timely basis if it believes that such owner's Policy is in jeopardy of becoming a Modified Endowment Contract.

     Distributions from Modified Endowment Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:


   (1) All distributions, including distributions upon surrender and withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Accumulation Value (Cash Surrender Value for surrenders) immediately before the distribution plus prior distributions over the Policy owner's total investment in the Policy at that time. "Total investment in the Policy" means the aggregate amount on any premiums or other considerations paid for a Policy, plus any previously taxed distributions, minus any credited dividends.


   (2) Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.

   (3) A 10 percent additional income tax is imposed on the amount included in income except where distribution is made when the Policy owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy owner or the joint lives (or joint life expectancies) of the Policy owner and the Policy owner's beneficiary or designated beneficiary.

     Distributions from Policies that are not Modified Endowment Contracts. Distributions from a Policy that is not a Modified Endowment Contract are generally treated first as a recovery of a Policy owner's investment in the Policy and only after the recovery of all investments in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.


     Loans from or secured by a Policy that is not a Modified Endowment Contract are not treated as distributions, except that upon a lapse of a Policy any outstanding Policy loan will be deemed to be distributed.


     Finally, neither distributions from nor loans from or secured by a Policy that is not a modified Endowment Contract are subject to the 10 percent additional tax.

     Policy Loans. In general, interest on a loan from a Policy will not be deductible. Before taking out a Policy loan, a Policy owner should consult a tax advisor as to the tax consequences.


     Multiple Policies. All Modified Endowment Contracts that we (or our affiliates) issue to the same Policy owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Policy owner's income when a taxable distribution occurs.


Taxation of ReliaStar Life Insurance Company of New York

     We do not initially expect to incur any income tax burden upon the earnings or the realized capital gains attributable to the Variable Account. Based on this expectation, we currently make no charge to the Variable Account for Federal income taxes which may be attributable to the Account. If, however, we determine that we may incur such tax burden, we may assess a charge for such burden from the Variable Account.

     We may also incur state and local taxes, in addition to premium taxes, in several states. At present these taxes are not significant. If there is a material change in state or local tax laws, we may make charges for such taxes, if any, attributable to the Variable Account.

Possible Changes in Taxation

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor with respect to legislative developments and their effect on the Policy.



Other Considerations


     The foregoing discussion is general and is not intended as tax advice. Any person concerned about these tax implications should consult a competent tax advisor. This discussion is based on our understanding of the present Federal income tax laws as they are currently interpreted by the IRS. We make no representation as to the likelihood of continuation of these current laws and interpretations. In addition, the foregoing discussion is not exhaustive and special rules not described in this Prospectus may be applicable in certain situations. Moreover, we have made no attempt to consider any applicable state or other tax laws.


Legal Developments Regarding Employment-Related Benefit Plans

     The Policy is based on actuarial tables which distinguish between men and women and therefore provide different benefits to men and women of the same Age. Employers and employee organizations should consider, in consultation with legal counsel, the impact of the Supreme Court decision of July 6, 1983 in Arizona Governing Committee v. Norris. That decision stated that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Employers and employee organizations should also consider, in consultation with legal counsel, the impact of Title VII generally, and comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Policy may be purchased.

     Because of the Norris decision, the charges under the Policy that vary depending on sex may in some cases not vary on the basis of the Insured's sex. Unisex rates to be provided by us will apply, if requested on the application, for tax-qualified plans and those plans where an employer believes that the Norris decision applies. In this case, references made to the mortality tables applicable to this Policy are to be disregarded and substituted with an 60% male 40% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.



Preparing for Year 2000


     Like all financial services providers, the Company utilizes systems that may be affected by Year 2000 transition issues and it relies upon service providers, including the Funds, that also may be affected. The Company has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on the Company. However, as of the date of this prospectus, it is not anticipated that Policy owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. The Company currently anticipates that its systems will be Year 2000 compliant by the end of the second quarter of 1999, but there can be no assurance that the Company will be successful, or that interaction with other service providers will not impair its services at that time.



Distribution of the Policies


     We intend to sell the policies in all jurisdictions where we are licensed.


     The Policies will be distributed by the general distributor, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation, which is an affiliate of ours. WSSI is a securities broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). It is primarily a mutual funds dealer and has dealer agreements under which it markets shares of many mutual funds. It also markets limited partnerships and other tax-sheltered or tax-deferred investments, and acts as general distributor (principal underwriter) for variable annuity products issued by us. The Policies may also be sold through other broker-dealers authorized by WSSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

     The Policies will be sold by licensed insurance agents who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 who are members of the NASD. Registered representatives who sell the Policies will receive commissions based on a commission schedule. In the first Policy Year, commissions generally will be no more than 55% of the premiums paid up to the annualized Minimum Monthly Premium, plus 3% of any additional premium. In any subsequent Policy Year, commissions generally will be 3% of premiums paid in that year. We will pay corresponding commissions upon a requested increase in Face Amount. In addition, we may pay a commission of .25% of the average monthly Accumulation Value during each Policy Year. Further, registered representatives may be eligible to receive certain overrides, and other benefits based on the amount of earned commissions.

     For all Policies which use the ReliaStar Life Insurance Company of New York Variable Life Separate Account I, the aggregate amount paid to WSSI under our Distribution Agreement was $837,517 in 1998 and $49,373 in 1997.



Management


     The following is a list of current directors and executive officers of the Company, their principal occupation and business experience.





                                                                  Principal Occupation
Directors and Officers                                          and Business Experience
-------------------------   -----------------------------------------------------------------------------------------------
William D. Bonneville**     Senior Vice President and Chief Administrative Officer of ReliaStar Life Insurance Company
                            of New York since 1998; Vice President of ReliaStar Bankers Security Life Insurance
                            Company from 1996 to 1998; Vice President of North Atlantic Life Insurance Company from
                            1992 to 1995.
Stephen A. Carb*            Partner of Carb, Luria, Cook & Kufeld LLP (New York law firm) since 1962.
James G. Cochran**          Executive Vice President of ReliaStar Life Insurance Company of New York since 1997; Chief
                            Operating Officer and Executive Vice President of ReliaStar United Services Life Insurance
                            Company from 1986 to 1998.
R. Michael Conley*          Retired 1998; Senior Vice President of ReliaStar Financial Corp. from 1991 to 1998; Senior
                            Vice President, ReliaStar Employee Benefits of ReliaStar Life Insurance Company since 1986;
                            President of NWNL Benefits Corporation since 1988; Executive Vice President of ReliaStar
                            Life Insurance Company of New York from 1996 to 1998; Director of various subsidiaries of
                            ReliaStar Financial Corp.
Richard R. Crowl***         Senior Vice President, General Counsel and Secretary of ReliaStar Financial Corp. since 1996;
                            Senior Vice President and General Counsel of ReliaStar Life Insurance Company, Northern
                            Life Insurance Company, and ReliaStar United Services Life Insurance Company since 1996;
                            Senior Vice President and General Counsel of ReliaStar Life Insurance Company of New York
                            since 1996; Senior Vice President and General Counsel of Washington Square Advisers, Inc.
                            since 1986; Vice President and Associate General Counsel of ReliaStar Financial Corp. from
                            1989 to 1996; Vice President and Associate General Counsel of ReliaStar Life Insurance
                            Company from 1985 to 1996; Director and Senior Vice President of various subsidiaries of
                            ReliaStar Financial Corp.
John H. Flittie***          Vice Chairman, President and Chief Operating Officer of ReliaStar Life Insurance Company
                            since 1996; President, Chief Operating Officer and Director of ReliaStar Financial Corp. and
                            ReliaStar Life Insurance Company since 1993; Vice Chairman of ReliaStar Life Insurance
                            Company of New York since 1995; Chief Executive Officer and President of ReliaStar Life
                            Insurance Company of New York from 1996 to 1998; Vice Chairman of ReliaStar United
                            Services Life Insurance Company and ReliaStar Life Insurance Company of New York since
                            1995; Senior Executive Vice President and Chief Operating Officer of ReliaStar Financial
                            Corp. and ReliaStar Life Insurance Company from 1992 to 1993; Senior Executive Vice
                            President and Chief Operating Officer of ReliaStar Financial Corp. from 1991 to 1992;
                            Executive Vice President and Chief Financial Officer of ReliaStar Financial Corp. and
                            ReliaStar Life Insurance Company from 1989 to 1991; Senior Vice President and Chief
                            Financial Officer of ReliaStar Financial Corp. since 1985; Director of Community First
                            BankShares, Inc. and Director and Officer of various subsidiaries of ReliaStar Financial Corp.

                                                                Principal Occupation
Directors and Officers                                        and Business Experience
------------------------- -----------------------------------------------------------------------------------------------
James R. Gelder**         Executive Vice President of ReliaStar Life Insurance Company of New York since 1998;
                          President and Chief Executive Officer of Security-Connecticut Life Insurance Company since
                          1998; Executive Vice President and Chief Operating Officer of Security-Connecticut Life
                          Insurance Company from 1997 to 1998; Vice President of ReliaStar Life Insurance Company
                          from 1994 to 1997; Director and Officer of various subsidiaries of ReliaStar Financial Corp.
Ambassador Ulric          Dean and Executive Dean of Hofstra University since 1991; Sr. Vice President of Drake Beam
Haynes, Jr.*              Morin, Inc. from 1989 to 1991; Private consultant from 1988 to 1989; Director of Marine
                          Midland Bank from 1969 to present; Director of Pall Corporation from 1994 to present;
                          Director of Environmental Products Corporation from 1993 to present, Director of Grand
                          Palais Casino, Inc from 1994 to 1996; Director of USAfrica Airways from 1994 to 1996;
                          Director of Hemmeter Enterprises, Inc. from 1994 to 1996.
Wayne R. Huneke***        Senior Vice President, Chief Financial Officer and Treasurer of ReliaStar Financial Corp. and
                          ReliaStar Life Insurance Company since 1994; Vice President, Treasurer and Chief Accounting
                          Officer from 1990 to 1994; Director and Officer of various subsidiaries of ReliaStar Financial
                          Corp.
Mark S. Jordahl***        Senior Vice President and Chief Investment Officer of ReliaStar Life Insurance Company and
                          ReliaStar Financial Corp. since 1998; Vice President of ReliaStar Life Insurance Company and
                          ReliaStar Financial Corp. from 1987 to 1998; Director and Officer of various subsidiaries of
                          ReliaStar Financial Corp.
Kenneth U. Kuk***         Senior Vice President of ReliaStar Financial Corp. and ReliaStar Life Insurance Company
                          since 1996; Vice President, Strategic Marketing of ReliaStar Financial Corp. and ReliaStar
                          Life Insurance Company since 1996; Vice President of Investments of ReliaStar Financial
                          Corp. from 1991 to 1996; President of Washington Square Advisers, Inc. since 1995;
                          Chairman of ReliaStar Mortgage Corporation since 1988; Director and Officer of various subsidiaries of ReliaStar Financial Corp.
James R. Miller***        Senior Vice President, Chief Financial Officer and Treasurer of ReliaStar Financial Corp. and
                          of ReliaStar Life Insurance Company since 1997; Executive Vice President and Chief
                          Operating Officer of Northern Life Insurance Company from 1992 to 1997; Director and
                          Officer of various subsidiaries of ReliaStar Financial Corp.
Richard E. Nolan*         Senior Counsel of Davis Polk & Wardwell (New York law firm) since 1996 and Partner from
                          1990 to 1996.
Fioravante G. Perrotta*   Retired 1996; Formerly Senior Partner of Rogers & Wells (New York law firm) since 1970.
Roger D. Roenfeldt**      Executive Vice President and Chief Operating Officer of ReliaStar Life Insurance Company of
                          New York since 1997; Executive Vice President and Chief Operating Officer of Lincoln
                          Security Life Insurance Company from 1996 to 1997; President and Chief Executive Officer of The R.E. Lee Group/US, Inc. from 1991 to 1996.
Robert C. Salipante***    Senior Vice President, Personal Financial Services, ReliaStar Financial Corp. and ReliaStar
                          Life Insurance Company since 1996; President and Chief Executive Officer of ReliaStar Life
                          Insurance Company of New York since 1998; Executive Vice President of ReliaStar Life
                          Insurance Company of New York from 1996 to 1998; Senior Vice President of Individual
                          Division and Technology of ReliaStar Life Insurance Company in 1996; Senior Vice President
                          of Strategic Marketing and Technology of ReliaStar Financial Corp. and ReliaStar Life
                          Insurance Company from 1994 to 1996; Senior Vice President and Chief Financial Officer of
                          ReliaStar Financial Corp. and ReliaStar Life Insurance Company from 1992 to 1994;
                          Executive Vice President of Ameritrust Corporation from 1988 to 1992; Director and Officer of various subsidiaries of ReliaStar Financial Corp.

                                                              Principal Occupation
Directors and Officers                                      and Business Experience
------------------------ ---------------------------------------------------------------------------------------------
John G. Turner***        Chairman and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life
                         Insurance Company since 1993; Chairman of ReliaStar United Services Life Insurance
                         Company and ReliaStar Life Insurance Company of New York since 1995; Chairman of
                         Northern Life Insurance Company since 1992; Chairman, President and Chief Executive
                         Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance Company in 1993; President
                         and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance
                         Company from 1991 to 1993; President and Chief Operating Officer of ReliaStar Financial
                         Corp. from 1989 to 1991; President and Chief Operating Officer of ReliaStar Life Insurance
                         Company from 1986 to 1991; Director and Officer of various subsidiaries of ReliaStar
                         Financial Corp.
Charles B. Updike*       Partner of Schoeman, Marsh & Updike (New York law firm) since 1976.
Ross M. Weale*           President of Waccabuc Enterprises, Inc. (New York management consulting firm) since 1996;
                         President and Chief Executive Officer of Country Bank (financial institution) from 1986 to
                         1996.


  * Director

 ** Officer
*** Director and Officer


The Executive Committee of our Board of Directors consists of Directors Turner, Flittie, Salipante, Updike, and Weale.


The Compliance Committee of our Board of Directors consists of Directors Weale, Carb, Conley, Haynes, Perrotta, and Updike.

     The following is a list of the current directors and executive officers of the principal underwriter and their business addresses:





Name and Principal
Business Address             Position and Offices
---------------------------- ------------------------------------------------------
  John H. Flittie*           Director, Chairman

  Anne W. Dowdle*            Director

  Michael J. Dubes           Director
  1501 Fourth Avenue
  Seattle, Washington 98111

  James R. Gelder            Director
  20 Security Drive
  Avon, Connecticut 06001

  Wayne R. Huneke*           Director

  Robert C. Salipante*       Director

  Jeffrey A. Montgomery*     President and Chief Executive Officer

  Kenneth S. Cameranesi*     Executive Vice President and Chief Operations Officer

  Gene Grayson*              Vice President, National Sales and Marketing

  David Braun*               Assistant Vice President

  Karin Callanan*            Assistant Vice President

  Susan M. Bergen*           Secretary

  Margaret B. Wall           Treasurer and Chief Financial Officer

  Loralee A. Renelt*         Assistant Secretary

  Allen Kidd                 Assistant Secretary
  222 North Arch Road
  Richmond, Virginia 23236


---------

* 20 Washington Avenue South, Minneapolis, Minnesota 55401

State Regulation

     We are subject to the laws of the State of New York governing insurance companies and to regulation and supervision by the Insurance Department of the State of New York. We file an annual statement in a prescribed form with the Insurance Department each year, and in each state we do business, covering our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to review by the Insurance Department and a full examination of our operations is conducted periodically (usually every three years) by the National Association of Insurance Commissioners. This regulation does not, however, involve supervision or management of our investment practices or policies.


     In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.


Legal Proceedings
     The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.


Bonding Arrangements

     The Company maintains an insurance company blanket bond providing $25,000,000 coverage for our officers and employees and those of Washington Square Securities, Inc., (WSSI), subject to a $500,000 deductible.



Legal Matters

     Legal matters in connection with the Variable Account and the Policy described in this Prospectus have been passed upon by Jeffrey A. Proulx, Esquire, Attorney for the Company.



Experts

     The financial statements of ReliaStar Life Insurance Company of New York Variable Life Separate Account I as of and for the year ended December 31, 1998 and for the period from August 8, 1997 (date of inception) to December 31, 1997 and the annual financial statements of ReliaStar Life Insurance Company of New York included in this Prospectus have been audited by Deloitte & Touche, independent auditors, as stated in their reports which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


     Actuarial matters included in this Prospectus have been examined by Steven
P. West, F.S.A., M.A.A.A., as stated in the opinion filed as an exhibit to the Registration Statement.


Registration Statement Contains Further Information
     A Registration Statement has been filed with the SEC under the Securities Act of 1933 with respect to the Policies. This Prospectus does not contain all information included in the Registration Statement, its amendments and exhibits. For further information concerning the Variable Account, the Funds, the Policies and us, please refer to the Registration Statement.

     Statements in this Prospectus concerning provisions of the Policy and other legal documents are summaries. Please refer to the documents as filed with the SEC for a complete statement of the provisions of those documents.

     Information may be obtained from the SEC's principal office in Washington, D.C., for a fee it prescribes, or examined there without charge.


Financial Statements

     The financial statements for the Variable Account reflect the operations of the Variable Account as of and for the year ended December 31, 1998 and for the period from August 8, 1997 (date of inception) to December 31, 1997. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the assets held in the Variable Account.

     The financial statements of ReliaStar Life Insurance Company of New York which are included in this Prospectus should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of ReliaStar Life Insurance Company of New York to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account. These financial statements are as of December 31, 1998 and for each of the two years in the period ended December 31, 1998. The periods covered are not necessarily indicative of the longer term performance of the Company.

                         INDEPENDENT AUDITORS' REPORT



Board of Directors
ReliaStar Life Insurance Company of New York and ReliaStar Life Insurance Company of New York
Variable Life Separate Account I Policy Owners:

We have audited the accompanying statement of assets and liabilities of ReliaStar Life Insurance Company of New York Variable Life Separate Account I as of December 31, 1998 and the related statements of operations and changes in policy owners' equity for the year ended December 31, 1998 and for the period from August 8, 1997 (date of inception) to December 31, 1997 (consisting of the portfolios listed in the statements of operations and changes in policy owners' equity). These financial statements are the responsibility of the management of ReliaStar Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audit.

We have conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1998, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the ReliaStar Life Insurance Company of New York Separate Account I as of December 31, 1998 and the results of its operations and changes in its policy owners' equity for the year ended December 31, 1998 and for the period from August 8, 1997 (date of inception) to December 31, 1997, in conformity with generally accepted accounting principles.





Deloitte & Touche LLP



Minneapolis, Minnesota
February 19, 1999

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


                       VARIABLE LIFE SEPARATE ACCOUNT I


                      STATEMENT OF ASSETS AND LIABILITIES


                               December 31, 1998
                         (In Thousands, Except Shares)

ASSETS:
INVESTMENTS IN MUTUAL FUNDS AT MARKET VALUE:

                                                             Shares       Cost      Market Value
                                                            --------   ---------   -------------
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio ..........................   1,018     $   47        $   54
 Alger American MidCap Growth Portfolio ...................     836         22            24
 Alger American Small Capitalization Portfolio ............     790         31            35
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (VIP) AND
 VARIABLE INSURANCE PRODUCTS FUND (VIP II):
 VIP Equity-Income Portfolio ..............................   9,860        232           251
 VIP Growth Portfolio .....................................   2,432         95           109
 VIP High Income Portfolio ................................     403          5             5
 VIP Money Market Portfolio ...............................  66,163         66            66
 VIP II Contrafund Portfolio ..............................   9,013        183           220
 VIP II Index 500 Portfolio ...............................   2,068        254           292
 VIP II Investment Grade Bond Portfolio ...................   1,452         18            19
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ..............................   2,141         48            59
 Growth Portfolio .........................................   2,983         61            70
 International Growth Portfolio ...........................     758         15            16
 Worldwide Growth Portfolio ...............................   6,791        183           197
NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio ..........................   1,358         19            19
 Partners Portfolio .......................................  13,926        247           264
NORTHSTAR GALAXY TRUST:
 Northstar Growth + Value Portfolio .......................   2,546         41            48
 Northstar High Yield Bond Portfolio ......................   1,846         10             9
 Northstar Emerging Growth Portfolio ......................   1,069         14            15
 Northstar International Value Portfolio ..................   4,577         50            51
 Northstar Multi-Sector Bond Portfolio ....................   1,328          7             6
OCC ACCUMULATION TRUST:
 Equity Portfolio .........................................      95          3             4
 Global Equity Portfolio ..................................   2,130         34            33
 Managed Portfolio ........................................   1,047         45            46
 Small Cap Portfolio ......................................   2,002         48            46
PUTNAM VARIABLE TRUST:
 Putnam VT Diversified Income Fund ........................   2,249         24            23
 Putnam VT Growth and Income Fund .........................   5,491        148           158
 Putnam VT Voyager Fund ...................................   7,893        313           362
                                                                        ------        ------
 TOTAL INVESTMENTS ........................................             $2,263
   TOTAL ASSETS ...........................................                           $2,501
                                                                                      ======
LIABILITIES AND POLICY OWNERS' EQUITY:
 Due from ReliaStar Life Insurance Company of New York                                $   (3)
 POLICY OWNERS' EQUITY ....................................                            2,504
                                                                                      ======
   TOTAL LIABILITIES AND POLICY OWNERS' EQUITY ............                           $2,501
                                                                                      ======

   The accompanying notes are an integral part of the financial statements.

 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I


         STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY


For the year ended December 31, 1998 and the period from August 8, 1997 (date of inception) to December 31, 1997
                                (In Thousands)



                                                                                        Alger American
                                                     Total All Funds                   Growth Portfolio
                                            --------------------------------- ----------------------------------
                                                  1998             1997               1998             1997
                                            ---------------- ---------------- ------------------- --------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...............  $          6      $        --       $         --       $       --
 Reinvested capital gains .................            16               --                  3               --
 Administrative expenses ..................            (7)              --                 --               --
                                             ---------------   -----------       ------------       ----------
  Net investment income (loss) and
   capital gains ..........................            15               --                  3               --
                                             --------------    -----------       ------------       ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..............            (8)              --                 --               --
 Increase (decrease) in unrealized
  appreciation of investments .............           238               --                  7               --
                                             --------------    -----------       ------------       ----------
  Net realized and unrealized gains
   (losses) ...............................           230               --                  7               --
                                             --------------    -----------       ------------       ----------
  Additions (reductions) from
   operations .............................           245               --                 10               --
                                             --------------    -----------       ------------       ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .....................         2,298              122                 45                1
 Surrenders ...............................            (1)              --                 --               --
 Transfers between funds and/or fixed
  acct ....................................            --               --                  2               --
 Policy loans .............................            --               --                 --               --
 Loan collateral interest crediting .......            --               --                 --               --
 Death benefits ...........................            --               (1)                --               --
 Cost of insurance charges ................          (144)              (3)                (3)              --
 Monthly Expense Charge ...................           (12)              --                 (1)              --
                                             --------------    -------------     ---------------    ----------
  Additions (reductions) for policy
   owners' transactions ...................         2,141              118                 43                1
                                             --------------    -------------     --------------     ----------
  Net additions (reductions) for the
   year/period ............................         2,386              118                 53                1
Policy Owners' Equity, beginning of the
 year/period ..............................           118               --                  1               --
                                             --------------    -------------     --------------     ----------
Policy Owners' Equity, end of the
 year/period ..............................  $      2,504      $       118       $         54       $        1
                                             ==============    =============     ==============     ==========
Units Outstanding, beginning of the
 year/period ..............................     10,339.628              --             86.866               --
Units Outstanding, end of the
 year/period ..............................    147,342.662       10,339.628          3,716.345          86.866
Net Asset Value per Unit:                    $         --      $        --       $   14.592177      $ 9.854808



                                                      Alger American                      Alger American
                                                  MidCap Growth Portfolio         Small Capitalization Portfolio
                                            ----------------------------------- -----------------------------------
                                                    1998              1997              1998              1997
                                            ------------------- --------------- ------------------- ---------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...............    $         --       $        --      $         --       $        --
 Reinvested capital gains .................               1                --                 2                --
 Administrative expenses ..................              --                --                --                --
                                               ------------       -----------      ------------       -----------
  Net investment income (loss) and
   capital gains ..........................               1                --                 2                --
                                               ------------       -----------      ------------       -----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..............              --                --                --                --
 Increase (decrease) in unrealized
  appreciation of investments .............               2                --                 4                --
                                               ------------       -----------      ------------       -----------
  Net realized and unrealized gains
   (losses) ...............................               2                --                 4                --
                                               ------------       -----------      ------------       -----------
  Additions (reductions) from
   operations .............................               3                --                 6                --
                                               ------------       -----------      ------------       -----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .....................              20                 2                27                 5
 Surrenders ...............................              --                --                --                --
 Transfers between funds and/or fixed
  acct ....................................              --                --                 1                --
 Policy loans .............................              --                --                --                --
 Loan collateral interest crediting .......              --                --                --                --
 Death benefits ...........................              --                --                --                --
 Cost of insurance charges ................              (1)               --                (2)               --
 Monthly Expense Charge ...................              --                --                --                --
                                               --------------     -----------      --------------     -----------
  Additions (reductions) for policy
   owners' transactions ...................              19                 2                26                 5
                                               --------------     -----------      --------------     -----------
  Net additions (reductions) for the
   year/period ............................              22                 2                32                 5
Policy Owners' Equity, beginning of the
 year/period ..............................               2                --                 5                --
                                               --------------     -----------      --------------     -----------
Policy Owners' Equity, end of the
 year/period ..............................    $         24       $         2      $         37       $         5
                                               ==============     ===========      ==============     ===========
Units Outstanding, beginning of the
 year/period ..............................         206.735                --           467.792                --
Units Outstanding, end of the
 year/period ..............................       1,885.358           206.735         2,983.060           467.792
Net Asset Value per Unit:                      $  12.802277      $   9.825275      $  11.635433      $  10.071361



                                                      Fidelity's VIP
                                                  Equity-Income Portfolio
                                            -----------------------------------
                                                    1998              1997
                                            -------------------- --------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...............    $          --       $       --
 Reinvested capital gains .................               --               --
 Administrative expenses ..................               (1)              --
                                               ----------------    ----------
  Net investment income (loss) and
   capital gains ..........................               (1)              --
                                               ----------------    ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..............               --               --
 Increase (decrease) in unrealized
  appreciation of investments .............               19               --
                                               ---------------     ----------
  Net realized and unrealized gains
   (losses) ...............................               19               --
                                               ---------------     ----------
  Additions (reductions) from
   operations .............................               18               --
                                               ---------------     ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .....................              244               --
 Surrenders ...............................               --               --
 Transfers between funds and/or fixed
  acct ....................................               --               --
 Policy loans .............................               --               --
 Loan collateral interest crediting .......               --               --
 Death benefits ...........................               --               --
 Cost of insurance charges ................              (10)              --
 Monthly Expense Charge ...................               (1)              --
                                               ----------------    ----------
  Additions (reductions) for policy
   owners' transactions ...................              233               --
                                               ---------------     ----------
  Net additions (reductions) for the
   year/period ............................              251               --
Policy Owners' Equity, beginning of the
 year/period ..............................               --               --
                                               ---------------     ----------
Policy Owners' Equity, end of the
 year/period ..............................    $         251       $       --
                                               ===============     ==========
Units Outstanding, beginning of the
 year/period ..............................            5.405               --
Units Outstanding, end of the
 year/period ..............................       10,662.981            5.405
Net Asset Value per Unit:                      $   23.531218      $ 21.080180

   The accompanying notes are an integral part of the financial statements.

 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I

For the year ended December 31, 1998 and the period from August 8, 1997 (date of inception) to December 31, 1997
                                (In Thousands)



                                                               Fidelity's VIP                     Fidelity's VIP
                                                              Growth Portfolio                 High Income Portfolio
                                                     ----------------------------------- ---------------------------------
                                                             1998              1997             1998             1997
                                                     ------------------- --------------- ----------------- ---------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ........................    $         --       $        --      $       --       $        --
 Reinvested capital gains ..........................              --                --              --                --
 Administrative expenses ...........................              (1)               --              --                --
                                                        ---------------    -----------      ----------       -----------
  Net investment income (loss) and capital
  gains ............................................              (1)               --              --                --
                                                        ---------------    -----------      ----------       -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on redemptions of
  fund shares ......................................              --                --               2                --
 Increase (decrease) in unrealized appreciation
  of investments ...................................              14                --              --                --
                                                        --------------     -----------      ----------       -----------
  Net realized and unrealized gains (losses) .......              14                --               2                --
                                                        --------------     -----------      ----------       -----------
  Additions (reductions) from operations ...........              13                --               2                --
                                                        --------------     -----------      ----------       -----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ..............................              99                 2             131                --
 Surrenders ........................................              (1)               --              --                --
 Transfers between funds and/or fixed acct .........               1                --            (126)               --
 Policy loans ......................................              --                --              --                --
 Loan collateral interest crediting ................              --                --              --                --
 Death benefits ....................................              --                --              --                --
 Cost of insurance charges .........................              (7)               --              (1)               --
 Monthly Expense Charge ............................              (1)               --              --                --
                                                        ---------------    -----------      ------------     -----------
  Additions (reductions) for policy owners'
  transactions .....................................              91                 2               4                --
                                                        --------------     -----------      ------------     -----------
  Net additions (reductions) for the
  year/period ......................................             104                 2               6                --
Policy Owners' Equity, beginning of the
 year/period .......................................               2                --              --                --
                                                        --------------     -----------      ------------     -----------
Policy Owners' Equity, end of the year/period ......    $        106       $         2      $        6       $        --
                                                        ==============     ===========      ============     ===========
Units Outstanding, beginning of the year/period.....         103.336                --              --                --
Units Outstanding, end of the year/period ..........       4,087.116           103.336         308.121                --
Net Asset Value per Unit:                               $  26.727479      $  19.160956      $15.116470      $  15.800365



                                                               Fidelity's VIP                    Fidelity's VIP II
                                                           Money Market Portfolio              Contrafund Portfolio
                                                     ---------------------------------- -----------------------------------
                                                             1998             1997              1998              1997
                                                     ------------------- -------------- ------------------- ---------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ........................    $          1       $       --      $         --       $        --
 Reinvested capital gains ..........................              --               --                 1                --
 Administrative expenses ...........................              --               --                (1)               --
                                                        ------------       ----------      ---------------    -----------
  Net investment income (loss) and capital
  gains ............................................               1               --                --                --
                                                        ------------       ----------      --------------     -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on redemptions of
  fund shares ......................................              --               --                --                --
 Increase (decrease) in unrealized appreciation
  of investments ...................................              --               --                37                --
                                                        ------------       ----------      --------------     -----------
  Net realized and unrealized gains (losses) .......              --               --                37                --
                                                        ------------       ----------      --------------     -----------
  Additions (reductions) from operations ...........               1               --                37                --
                                                        ------------       ----------      --------------     -----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ..............................              77                1               182                 9
 Surrenders ........................................              --               --                --                --
 Transfers between funds and/or fixed acct .........              (7)              --                 1                --
 Policy loans ......................................              --               --                --                --
 Loan collateral interest crediting ................              --               --                --                --
 Death benefits ....................................              --               --                --                --
 Cost of insurance charges .........................              (5)              --                (8)               --
 Monthly Expense Charge ............................              (1)              --                (1)               --
                                                        ---------------    ----------      ---------------    -----------
  Additions (reductions) for policy owners'
  transactions .....................................              64                1               174                 9
                                                        --------------     ----------      --------------     -----------
  Net additions (reductions) for the
  year/period ......................................              65                1               211                 9
Policy Owners' Equity, beginning of the
 year/period .......................................               1               --                 9                --
                                                        --------------     ----------      --------------     -----------
Policy Owners' Equity, end of the year/period ......    $         66       $        1      $        220       $         9
                                                        ==============     ==========      ==============     ===========
Units Outstanding, beginning of the year/period.....          75.083               --           495.110                --
Units Outstanding, end of the year/period ..........       5,112.620           75.083         9,211.711           495.110
Net Asset Value per Unit:                               $  12.941412     $  12.269546      $ 23.909755      $   18.395120



                                                               Fidelity's VIP II
                                                              Index 500 Portfolio
                                                     --------------------------------------
                                                             1998                1997
                                                     -------------------- -----------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ........................    $          --        $       --
 Reinvested capital gains ..........................               --                --
 Administrative expenses ...........................               (1)               --
                                                        ----------------     ----------
  Net investment income (loss) and capital
  gains ............................................               (1)               --
                                                        ----------------     ----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on redemptions of
  fund shares ......................................                1                --
 Increase (decrease) in unrealized appreciation
  of investments ...................................               38                --
                                                        ---------------      ----------
  Net realized and unrealized gains (losses) .......               39                --
                                                        ---------------      ----------
  Additions (reductions) from operations ...........               38                --
                                                        ---------------      ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ..............................              265                 5
 Surrenders ........................................               --                --
 Transfers between funds and/or fixed acct .........                2                --
 Policy loans ......................................               --                --
 Loan collateral interest crediting ................               --                --
 Death benefits ....................................               --                --
 Cost of insurance charges .........................              (17)               (1)
 Monthly Expense Charge ............................               (1)               --
                                                        ----------------     ------------
  Additions (reductions) for policy owners'
  transactions .....................................              249                 4
                                                        ---------------      ------------
  Net additions (reductions) for the
  year/period ......................................              287                 4
Policy Owners' Equity, beginning of the
 year/period .......................................                4                --
                                                        ---------------      ------------
Policy Owners' Equity, end of the year/period ......    $         291        $        4
                                                        ===============      ============
Units Outstanding, beginning of the year/period.....          203.033                 --
Units Outstanding, end of the year/period ..........       10,104.460            203.033
Net Asset Value per Unit:                               $   28.934443       $  22.547720

   The accompanying notes are an integral part of the financial statements.

 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I

For the year ended December 31, 1998 and the period from August 8, 1997 (date of inception) to December 31, 1997
                                (In Thousands)



                                                   Fidelity's VIP II
                                                   Investment Grade                   Janus Aspen Series
                                                    Bond Portfolio               Aggressive Growth Portfolio
                                          ----------------------------------- ----------------------------------
                                                  1998              1997              1998             1997
                                          ------------------- --------------- ------------------- --------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income .............    $         --       $        --      $         --       $       --
 Reinvested capital gains ...............              --                --                --               --
 Administrative expenses ................              --                --                --               --
                                             ------------       -----------      ------------       ----------
  Net investment income (loss)
  and capital gains .....................              --                --                --               --
                                             ------------       -----------      ------------       ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ............              --                --                --               --
 Increase (decrease) in unrealized
  appreciation of investments ...........               1                --                11               --
                                             ------------       -----------      ------------       ----------
  Net realized and unrealized
  gains (losses) ........................               1                --                11               --
                                             ------------       -----------      ------------       ----------
  Additions (reductions) from
  operations ............................               1                --                11               --
                                             ------------       -----------      ------------       ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ...................              19                --                51               --
 Surrenders .............................              --                --                --               --
 Transfers between funds and/or
  fixed acct ............................              --                --                --               --
 Policy loans ...........................              --                --                --               --
 Loan collateral interest crediting .....              --                --                --               --
 Death benefits .........................              --                --                --               --
 Cost of insurance charges ..............              (1)               --                (2)              --
 Monthly Expense Charge .................              --                --                --               --
                                             --------------     -----------      --------------     ----------
  Additions (reductions) for
  policy owners' transactions ...........              18                --                49               --
                                             --------------     -----------      --------------     ----------
  Net additions (reductions) for
  the year/period .......................              19                --                60               --
Policy Owners' Equity, beginning of
 the year/period ........................              --                --                --               --
                                             --------------     -----------      --------------     ----------
Policy Owners' Equity, end of the
 year/period ............................    $         19       $        --      $         60       $       --
                                             ==============     ===========      ==============     ==========
Units Outstanding, beginning of the
 year/period ............................              --                --             2.178               --
Units Outstanding, end of the
 year/period ............................       1,362.857                --         4,022.517            2.178
Net Asset Value per Unit:                    $  13.807112      $  12.685026      $  14.714669     $  10.960002



                                                  Janus Aspen Series                  Janus Aspen Series
                                                   Growth Portfolio             International Growth Portfolio
                                          ----------------------------------- -----------------------------------
                                                  1998              1997              1998              1997
                                          ------------------- --------------- ------------------- ---------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income .............    $          1       $        --      $         --       $        --
 Reinvested capital gains ...............              --                --                --                --
 Administrative expenses ................              --                --                --                --
                                             ------------       -----------      ------------       -----------
  Net investment income (loss)
  and capital gains .....................               1                --                --                --
                                             ------------       -----------      ------------       -----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ............              --                --                --                --
 Increase (decrease) in unrealized
  appreciation of investments ...........               9                --                 1                --
                                             ------------       -----------      ------------       -----------
  Net realized and unrealized
  gains (losses) ........................               9                --                 1                --
                                             ------------       -----------      ------------       -----------
  Additions (reductions) from
  operations ............................              10                --                 1                --
                                             ------------       -----------      ------------       -----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ...................              65                --                13                 4
 Surrenders .............................              --                --                --                --
 Transfers between funds and/or
  fixed acct ............................              --                --                --                --
 Policy loans ...........................              --                --                --                --
 Loan collateral interest crediting .....              --                --                --                --
 Death benefits .........................              --                --                --                --
 Cost of insurance charges ..............              (4)               --                (2)               --
 Monthly Expense Charge .................              --                --                --                --
                                             --------------     -----------      --------------     -----------
  Additions (reductions) for
  policy owners' transactions ...........              61                --                11                 4
                                             --------------     -----------      --------------     -----------
  Net additions (reductions) for
  the year/period .......................              71                --                12                 4
Policy Owners' Equity, beginning of
 the year/period ........................              --                --                 4                --
                                             --------------     -----------      --------------     -----------
Policy Owners' Equity, end of the
 year/period ............................    $         71       $        --      $         16       $         4
                                             ==============     ===========      ==============     ===========
Units Outstanding, beginning of the
 year/period ............................              --                --           427.927                --
Units Outstanding, end of the
 year/period ............................       5,105.809                --         1,430.417           427.927
Net Asset Value per Unit:                    $  13.819668      $  10.187114      $  11.284244      $   9.625377



                                                     Janus Aspen Series
                                                 Worldwide Growth Portfolio
                                          ----------------------------------------
                                                  1998                 1997
                                          -------------------- -------------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income .............    $           2        $         --
 Reinvested capital gains ...............                1                  --
 Administrative expenses ................               (1)                 --
                                             ----------------     ------------
  Net investment income (loss)
  and capital gains .....................                2                  --
                                             ---------------      ------------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ............                1                  --
 Increase (decrease) in unrealized
  appreciation of investments ...........               14                  --
                                             ---------------      ------------
  Net realized and unrealized
  gains (losses) ........................               15                  --
                                             ---------------      ------------
  Additions (reductions) from
  operations ............................               17                  --
                                             ---------------      ------------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ...................              169                  25
 Surrenders .............................               --                  --
 Transfers between funds and/or
  fixed acct ............................                3                  --
 Policy loans ...........................               --                  --
 Loan collateral interest crediting .....               --                  --
 Death benefits .........................               --                  (1)
 Cost of insurance charges ..............              (15)                 --
 Monthly Expense Charge .................               (1)                 --
                                             ----------------     --------------
  Additions (reductions) for
  policy owners' transactions ...........              156                  24
                                             ---------------      --------------
  Net additions (reductions) for
  the year/period .......................              173                  24
Policy Owners' Equity, beginning of
 the year/period ........................               24                  --
                                             ---------------      --------------
Policy Owners' Equity, end of the
 year/period ............................    $         197        $         24
                                             ===============      ==============
Units Outstanding, beginning of the
 year/period ............................        2,468.532                  --
Units Outstanding, end of the
 year/period ............................       15,578.182           2,468.532
Net Asset Value per Unit:                    $   12.681124       $    9.836310

   The accompanying notes are an integral part of the financial statements.

 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I

For the year ended December 31, 1998 and the period from August 8, 1997 (date of inception) to December 31, 1997
                                (In Thousands)



                                               Neuberger&Berman                    Neuberger&Berman
                                           Advisers Management Trust           Advisers Management Trust
                                        Limited Maturity Bond Portfolio           Partners Portfolio
                                      ----------------------------------- -----------------------------------
                                              1998              1997              1998              1997
                                      ------------------- --------------- -------------------- --------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income .........    $         --       $        --      $          --       $       --
 Reinvested capital gains ...........              --                --                  1               --
 Administrative expenses ............              --                --                 (1)              --
                                         ------------       -----------      ----------------    ----------
  Net investment income (loss)
  and capital gains .................              --                --                 --               --
                                         ------------       -----------      ---------------     ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ........              --                --                 (1)              --
 Increase (decrease) in
  unrealized appreciation of
  investments .......................              --                --                 17               --
                                         ------------       -----------      ---------------     ----------
  Net realized and unrealized
  gains (losses) ....................              --                --                 16               --
                                         ------------       -----------      ---------------     ----------
  Additions (reductions) from
  operations ........................              --                --                 16               --
                                         ------------       -----------      ---------------     ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ...............              22                 1                258                1
 Surrenders .........................              --                --                 --               --
 Transfers between funds and/or
  fixed acct ........................              --                --                  1               --
 Policy loans .......................              --                --                 --               --
 Loan collateral interest
  crediting .........................              --                --                 --               --
 Death benefits .....................              --                --                 --               --
 Cost of insurance charges ..........              (4)               --                (10)              --
 Monthly Expense Charge .............              --                --                 (1)              --
                                         --------------     -----------      ----------------    ----------
  Additions (reductions) for
  policy owners'
  transactions ......................              18                 1                248                1
                                         --------------     -----------      ---------------     ----------
  Net additions (reductions) for
  the year/period ...................              18                 1                264                1
Policy Owners' Equity, beginning
 of the year/period .................               1                --                  1               --
                                         --------------     -----------      ---------------     ----------
Policy Owners' Equity, end of the
 year/period ........................    $         19       $         1      $         265       $        1
                                         ==============     ===========      ===============     ==========
Units Outstanding, beginning of
 the year/period ....................         105.555                --             55.116               --
Units Outstanding, end of the
 year/period ........................       1,753.632           105.555         24,509.783           55.116
Net Asset Value per Unit:                $  10.704404      $  10.254171      $   10.760407     $  10.325813



                                                                                                             Northstar Galaxy
                                                                                                                   Trust
                                             Northstar Galaxy Trust              Northstar Galaxy Trust       Emerging Growth
                                            Growth + Value Portfolio           High Yield Bond Portfolio         Portfolio
                                      ------------------------------------- -------------------------------- -----------------
                                              1998               1997              1998            1997             1998
                                      ------------------- ----------------- ----------------- -------------- -----------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income .........    $         --       $          --      $        1       $       --      $       --
 Reinvested capital gains ...........              --                  --              --               --               1
 Administrative expenses ............              --                  --              --               --              --
                                         ------------       -------------      ----------       ----------      ----------
  Net investment income (loss)
  and capital gains .................              --                  --               1               --               1
                                         ------------       -------------      ----------       ----------      ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ........              --                  --              --               --              --
 Increase (decrease) in
  unrealized appreciation of
  investments .......................               7                  --              (1)              --               1
                                         ------------       -------------      -------------    ----------      ----------
  Net realized and unrealized
  gains (losses) ....................               7                  --              (1)              --               1
                                         ------------       -------------      -------------    ----------      ----------
  Additions (reductions) from
  operations ........................               7                  --              --               --               2
                                         ------------       -------------      ------------     ----------      ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ...............              38                  11              12               --              13
 Surrenders .........................              --                  --              --               --              --
 Transfers between funds and/or
  fixed acct ........................              (4)                 --              (2)              --              --
 Policy loans .......................              --                  --              --               --              --
 Loan collateral interest
  crediting .........................              --                  --              --               --              --
 Death benefits .....................              --                  --              --               --              --
 Cost of insurance charges ..........              (5)                 --              --               --              (1)
 Monthly Expense Charge .............              --                  --              --               --              --
                                         --------------     -------------      ------------     ----------      ------------
  Additions (reductions) for
  policy owners'
  transactions ......................              29                  11              10               --              12
                                         --------------     -------------      ------------     ----------      ------------
  Net additions (reductions) for
  the year/period ...................              36                  11              10               --              14
Policy Owners' Equity, beginning
 of the year/period .................              11                  --              --               --               1
                                         --------------     -------------      ------------     ----------      ------------
Policy Owners' Equity, end of the
 year/period ........................    $         47       $          11      $       10       $       --      $       15
                                         ==============     =============      ============     ==========      ============
Units Outstanding, beginning of
 the year/period ....................       1,076.181                  --          13.072               --          49.892
Units Outstanding, end of the
 year/period ........................       3,924.431           1,076.181         858.616           13.072         804.528
Net Asset Value per Unit:                $  12.158465      $   10.189337      $ 10.468149     $  10.406855      $18.810805



                                        Northstar
                                       Galaxy Trust
                                      Emerging Growth
                                         Portfolio
                                      --------------
                                           1997
                                      --------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income .........   $       --
 Reinvested capital gains ...........           --
 Administrative expenses ............           --
                                        ----------
  Net investment income (loss)
  and capital gains .................           --
                                        ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ........           --
 Increase (decrease) in
  unrealized appreciation of
  investments .......................           --
                                        ----------
  Net realized and unrealized
  gains (losses) ....................           --
                                        ----------
  Additions (reductions) from
  operations ........................           --
                                        ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ...............            1
 Surrenders .........................           --
 Transfers between funds and/or
  fixed acct ........................           --
 Policy loans .......................           --
 Loan collateral interest
  crediting .........................           --
 Death benefits .....................           --
 Cost of insurance charges ..........           --
 Monthly Expense Charge .............           --
                                        ----------
  Additions (reductions) for
  policy owners'
  transactions ......................            1
                                        ----------
  Net additions (reductions) for
  the year/period ...................            1
Policy Owners' Equity, beginning
 of the year/period .................           --
                                        ----------
Policy Owners' Equity, end of the
 year/period ........................   $        1
                                        ==========
Units Outstanding, beginning of
 the year/period ....................           --
Units Outstanding, end of the
 year/period ........................       49.892
Net Asset Value per Unit:              $ 16.036372

   The accompanying notes are an integral part of the financial statements.

 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I

For the year ended December 31, 1998 and the period from August 8, 1997 (date of inception) to December 31, 1997
                                (In Thousands)



                                                       Northstar Galaxy Trust              Northstar Galaxy Trust
                                                    International Value Portfolio          Multi-Sector Portfolio
                                                ------------------------------------- --------------------------------
                                                        1998               1997              1998            1997
                                                ------------------- ----------------- ----------------- --------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...................    $          1        $       --        $       --       $       --
 Reinvested capital gains .....................               2                --                --               --
 Administrative expenses ......................              --                --                --               --
                                                   ------------        ----------        ----------       ----------
  Net investment income (loss) and
   capital gains ..............................               3                --                --               --
                                                   ------------        ----------        ----------       ----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..................              --                --                --               --
 Increase (decrease) in unrealized
  appreciation of investments .................               1                --                (1)              --
                                                   ------------        ----------        -------------    ----------
  Net realized and unrealized gains
   (losses) ...................................               1                --                (1)              --
                                                   ------------        ----------        -------------    ----------
  Additions (reductions) from
   operations .................................               4                --                (1)              --
                                                   ------------        ----------        -------------    ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .........................              46                 9                 7                1
 Surrenders ...................................              --                --                --               --
 Transfers between funds and/or fixed
  acct ........................................               1                --                --               --
 Policy loans .................................              --                --                --               --
 Loan collateral interest crediting ...........              --                --                --               --
 Death benefits ...............................              --                --                --               --
 Cost of insurance charges ....................              (7)               (1)               (1)              --
 Monthly Expense Charge .......................              --                --                --               --
                                                   --------------      ------------      ------------     ----------
  Additions (reductions) for policy
   owners' transactions .......................              40                 8                 6                1
                                                   --------------      ------------      ------------     ----------
  Net additions (reductions) for the
   year/period ................................              44                 8                 5                1
Policy Owners' Equity, beginning of the
 year/period ..................................               8                --                 1               --
                                                   --------------      ------------      ------------     ----------
Policy Owners' Equity, end of the
 year/period ..................................    $         52        $        8        $        6       $        1
                                                   ==============      ============      ============     ==========
Units Outstanding, beginning of the
 year/period ..................................         823.667                --            29.810               --
Units Outstanding, end of the year/period .....       4,281.249           823.667           443.781           29.810
Net Asset Value per Unit:                          $  11.844211       $ 10.129526       $ 14.457253     $  14.264010



                                                     OCC Accumulation Trust             OCC Accumulation Trust
                                                        Equity Portfolio                Global Equity Portfolio
                                                --------------------------------- -----------------------------------
                                                       1998             1997              1998              1997
                                                ----------------- --------------- ------------------- ---------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...................    $       --       $        --      $         --       $        --
 Reinvested capital gains .....................            --                --                 1                --
 Administrative expenses ......................            --                --                --                --
                                                   ----------       -----------      ------------       -----------
  Net investment income (loss) and
   capital gains ..............................            --                --                 1                --
                                                   ----------       -----------      ------------       -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..................            --                --                --                --
 Increase (decrease) in unrealized
  appreciation of investments .................             1                --                (1)               --
                                                   ----------       -----------      ---------------    -----------
  Net realized and unrealized gains
   (losses) ...................................             1                --                (1)               --
                                                   ----------       -----------      ---------------    -----------
  Additions (reductions) from
   operations .................................             1                --                --                --
                                                   ----------       -----------      --------------     -----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .........................             1                 3                29                 5
 Surrenders ...................................            --                --                --                --
 Transfers between funds and/or fixed
  acct ........................................            --                --                --                --
 Policy loans .................................            --                --                --                --
 Loan collateral interest crediting ...........            --                --                --                --
 Death benefits ...............................            --                --                --                --
 Cost of insurance charges ....................            (1)               --                (1)               --
 Monthly Expense Charge .......................            --                --                --                --
                                                   ------------     -----------      --------------     -----------
  Additions (reductions) for policy
   owners' transactions .......................            --                 3                28                 5
                                                   ------------     -----------      --------------     -----------
  Net additions (reductions) for the
   year/period ................................             1                 3                28                 5
Policy Owners' Equity, beginning of the
 year/period ..................................             3                --                 5                --
                                                   ------------     -----------      --------------     -----------
Policy Owners' Equity, end of the
 year/period ..................................    $        4       $         3      $         33       $         5
                                                   ============     ===========      ==============     ===========
Units Outstanding, beginning of the
 year/period ..................................       265.451                --           473.059                --
Units Outstanding, end of the year/period .....       304.805           265.451         3,071.262           473.059
Net Asset Value per Unit:                          $12.029100      $  10.753858      $  10.782965      $   9.518205



                                                        OCC Accumulation Trust
                                                           Managed Portfolio
                                                ---------------------------------------
                                                        1998                1997
                                                ------------------- -------------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...................    $         --        $         --
 Reinvested capital gains .....................               1                  --
 Administrative expenses ......................              --                  --
                                                   ------------        ------------
  Net investment income (loss) and
   capital gains ..............................               1                  --
                                                   ------------        ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..................               1                  --
 Increase (decrease) in unrealized
  appreciation of investments .................               1                  --
                                                   ------------        ------------
  Net realized and unrealized gains
   (losses) ...................................               2                  --
                                                   ------------        ------------
  Additions (reductions) from
   operations .................................               3                  --
                                                   ------------        ------------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .........................              38                  13
 Surrenders ...................................              --                  --
 Transfers between funds and/or fixed
  acct ........................................              --                  --
 Policy loans .................................              --                  --
 Loan collateral interest crediting ...........              --                  --
 Death benefits ...............................              --                  --
 Cost of insurance charges ....................              (6)                 (1)
 Monthly Expense Charge .......................              (1)                 --
                                                   ---------------     --------------
  Additions (reductions) for policy
   owners' transactions .......................              31                  12
                                                   --------------      --------------
  Net additions (reductions) for the
   year/period ................................              34                  12
Policy Owners' Equity, beginning of the
 year/period ..................................              12                  --
                                                   --------------      --------------
Policy Owners' Equity, end of the
 year/period ..................................    $         46        $         12
                                                   ==============      ==============
Units Outstanding, beginning of the
 year/period ..................................       1,233.680                  --
Units Outstanding, end of the year/period .....       4,201.605           1,233.680
Net Asset Value per Unit:                          $  10.900163       $   10.175476

   The accompanying notes are an integral part of the financial statements.

 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I

For the year ended December 31, 1998 and the period from August 8, 1997 (date of inception) to December 31, 1997
                                (In Thousands)



                                                       OCC Accumulation Trust                     Putnam VT
                                                         Small Cap Portfolio               Diversified Income Fund
                                                ------------------------------------- ----------------------------------
                                                        1998               1997               1998             1997
                                                ------------------- ----------------- ------------------- --------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...................    $         --       $          --      $         --       $       --
 Reinvested capital gains .....................              --                  --                --               --
 Administrative expenses ......................              --                  --                --               --
                                                   ------------       -------------      ------------       ----------
  Net investment income (loss) and
  capital gains ...............................              --                  --                --               --
                                                   ------------       -------------      ------------       ----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..................              --                  --                --               --
 Increase (decrease) in unrealized
  appreciation of investments .................              (2)                 --                (1)              --
                                                   ---------------    -------------      ---------------    ----------
  Net realized and unrealized gains
  (losses) ....................................              (2)                 --                (1)              --
                                                   ---------------    -------------      ---------------    ----------
  Additions (reductions) from
  operations ..................................              (2)                 --                (1)              --
                                                   ---------------    -------------      ---------------    ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .........................              42                  11                25               --
 Surrenders ...................................              --                  --                --               --
 Transfers between funds and/or fixed
  acct ........................................              --                  --                --               --
 Policy loans .................................              --                  --                --               --
 Loan collateral interest crediting ...........              --                  --                --               --
 Death benefits ...............................              --                  --                --               --
 Cost of insurance charges ....................              (5)                 --                (2)              --
 Monthly Expense Charge .......................              --                  --                --               --
                                                   --------------     -------------      --------------     ----------
  Additions (reductions) for policy
  owners' transactions ........................              37                  11                23               --
                                                   --------------     -------------      --------------     ----------
  Net additions (reductions) for the
  year/period .................................              35                  11                22               --
Policy Owners' Equity, beginning of the
 year/period ..................................              11                  --                --               --
                                                   --------------     -------------      --------------     ----------
Policy Owners' Equity, end of the
 year/period ..................................    $         46       $          11      $         22       $       --
                                                   ==============     =============      ==============     ==========
Units Outstanding, beginning of the
 year/period ..................................       1,063.874                  --            16.242               --
Units Outstanding, end of the year/period .....       4,950.484           1,063.874         1,802.260           16.242
Net Asset Value per Unit:                          $   9.327299      $    10.252721      $  13.108403     $  13.290543



                                                             Putnam VT                           Putnam VT
                                                      Growth and Income Fund                    Voyager Fund
                                                ----------------------------------- ------------------------------------
                                                        1998              1997              1998               1997
                                                ------------------- --------------- -------------------- ---------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...................    $         --       $        --      $          --       $        --
 Reinvested capital gains .....................               1                --                  1                --
 Administrative expenses ......................              (1)               --                 --                --
                                                   ---------------    -----------      -------------       -----------
  Net investment income (loss) and
  capital gains ...............................              --                --                  1                --
                                                   --------------     -----------      -------------       -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..................              (1)               --                (11)               --
 Increase (decrease) in unrealized
  appreciation of investments .................              10                --                 49                --
                                                   --------------     -----------      -------------       -----------
  Net realized and unrealized gains
  (losses) ....................................               9                --                 38                --
                                                   --------------     -----------      -------------       -----------
  Additions (reductions) from
  operations ..................................               9                --                 39                --
                                                   --------------     -----------      -------------       -----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .........................             104                 3                256                 9
 Surrenders ...................................              --                --                 --                --
 Transfers between funds and/or fixed
  acct ........................................              52                --                 75                --
 Policy loans .................................              --                --                 --                --
 Loan collateral interest crediting ...........              --                --                 --                --
 Death benefits ...............................              --                --                 --                --
 Cost of insurance charges ....................              (9)               --                (14)               --
 Monthly Expense Charge .......................              (1)               --                 (2)               --
                                                   ---------------    -----------      ----------------    -----------
  Additions (reductions) for policy
  owners' transactions ........................             146                 3                315                 9
                                                   --------------     -----------      ---------------     -----------
  Net additions (reductions) for the
  year/period .................................             155                 3                354                 9
Policy Owners' Equity, beginning of the
 year/period ..................................               3                --                  9                --
                                                   --------------     -----------      ---------------     -----------
Policy Owners' Equity, end of the
 year/period ..................................    $        158       $         3      $         363       $         9
                                                   ==============     ===========      ===============     ===========
Units Outstanding, beginning of the
 year/period ..................................         161.028                --            431.004                --
Units Outstanding, end of the year/period .....       6,624.776           161.028         14,239.896           431.004
Net Asset Value per Unit:                          $  23.912286      $  20.717931      $   25.445248      $  20.460670

    The accompanying notes are an integral part of the financial statements.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                       VARIABLE LIFE SEPARATE ACCOUNT I


                         NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION:

ReliaStar Life Insurance Company of New York Variable Life Separate Account I ("Separate Account I") was established by ReliaStar Life Insurance Company of New York ("ReliaStar Life of New York"), previously ReliaStar Bankers Security Life Insurance Society, in 1986 under the New York insurance laws. Separate Account I operates as a unit investment trust under the Investment Company Act of 1940 and is used to fund certain benefits for variable life insurance policies issued by ReliaStar Life of New York. The assets of Separate Account I and its sub-accounts are the property of ReliaStar Life of New York. The portion of Separate Account I assets applicable to the variable life policies will not be charged with liabilities arising out of any other business ReliaStar Life of New York may conduct. The net assets maintained in the sub-accounts provide the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under the state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in ReliaStar Life of New York's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Payments received under the polices are allocated to sub-accounts of the account, each of which invested in one of the following funds during the year.



The Alger American Fund            Fidelity's VIP and VIP II           Janus Aspen Series
--------------------------------   ---------------------------------   -------------------------------
Growth Portfolio                   Equity-Income Portfolio             Aggressive Growth Portfolio
MidCap Growth Portfolio            Growth Portfolio                    Growth Portfolio
Small Capitalization Portfolio     High Income Portfolio               International Growth Portfolio
                                   Money Market Portfolio              Worldwide Growth Portfolio
                                   Contrafund Portfolio
                                   Index 500 Portfolio
                                   Investment Grade Bond Portfolio


 Neuberger&Berman Advisers Management Trust    Northstar Galaxy Trust
--------------------------------------------   ------------------------------
Limited Maturity Bond Portfolio                Growth + Value Portfolio
Partners Portfolio                             High Yield Bond Portfolio
                                               Emerging Growth Portfolio
                                               International Value Portfolio
                                               Multi-Sector Bond Portfolio


OCC Accumulation Trust            Putnam Variable Trust
-------------------------------   ----------------------------------
Equity Portfolio                  Putnam VT Diversified Income Fund
Global Equity Portfolio           Putnam VT Growth and Income Fund
Managed Portfolio                 Putnam VT Voyager Fund
Small Capitalization Portfolio

Fred Alger Management, Inc. is the investment adviser for the three portfolios of The Alger American Fund and is paid fees for its services by The Alger American Fund's Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity's Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Janus Capital Corporation is the investment adviser of for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger&Berman Management is the investment adviser for the two portfolios of the Advisers Management Trust and is paid fees for its services by the Neuberger&Berman Advisers Management Trust Funds. Northstar Investment Management Corporation, an affiliate of ReliaStar Life Insurance Company of New York, is the investment adviser for the five Northstar Galaxy Trust Portfolios and is paid fees for its services by the Galaxy Trust portfolios. OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                       VARIABLE LIFE SEPARATE ACCOUNT I
                    NOTES TO FINANCIAL STATEMENTS, Continued

1. ORGANIZATION: -- CONTINUED:

Putnam Investment Management, Inc. is the investment adviser for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. See the related Funds' prospectuses for further information. On August 8, 1997, Sub-Accounts investing in The Alger American Fund, Fidelity VIP and VIP II, Janus Aspen Series, Neuberger&Berman Advisers Management Trust, Northstar Galaxy Trust and OCC Accumulation Trust were made available to ReliaStar Life of New York policies.

On July 29, 1998, Northstar Variable Trust Portfolio's changed its name to Northstar Galaxy Trust Portfolios (GT). Also on July 29, 1998, the Northstar Variable Trust Growth Portfolio changed its name to Northstar Galaxy Trust Growth + Value Portfolio.

On November 9, 1998, Northstar Galaxy Trust Income and Growth Portfolio changed its name to Northstar Galaxy Trust Emerging Growth Portfolio.


2. SIGNIFICANT ACCOUNTING POLICIES:

SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:
The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the exdividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.


3. FEDERAL INCOME TAXES:

ReliaStar Life of New York is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Separate Account is not a separate entity from ReliaStar Life of New York, and its operations form a part of ReliaStar Life of New York, it is not taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the Separate Account, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded through reinvestment without additional tax to ReliaStar Life of New York.


4. POLICY CHARGES:

Certain charges are made by ReliaStar Life of New York to policy owners' Variable Accumulation Values in the Account in accordance with the terms of the policies. These charges may include: cost of insurance; a monthly expense charge: death benefit guarantee charge; optional insurance benefit charges based upon the policy terms for optional benefits; and surrender charges and sales charge refunds, as set forth in the policies.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                       VARIABLE LIFE SEPARATE ACCOUNT I
                    NOTES TO FINANCIAL STATEMENTS, Continued

5. INVESTMENTS:
For the year ended December 31, 1998, investment activity in the funds was as follows (in thousands):



                                                           Cost of     Proceeds
                                                          Purchases   From Sales
                                                         ----------- -----------
Investing Fund
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio .......................    $   48       $  2
 Alger American MidCap Growth Portfolio ................        21          1
 Alger American Small Capitalization Portfolio .........        27          1
FIDELITY'S VIP AND VIP II:
 VIP Equity-Income Portfolio ...........................       236          4
 VIP Growth Portfolio ..................................       100          7
 VIP High Income Portfolio .............................       218        215
 VIP Money Market Portfolio ............................       204        139
 VIP II Contrafund Portfolio ...........................       178          4
 VIP II Index 500 Portfolio ............................       257          9
 VIP II Investment Grade Bond Portfolio ................        20          2
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ...........................        52          4
 Growth Portfolio ......................................        64          3
 International Growth Portfolio ........................        12          1
 Worldwide Growth Portfolio ............................       166          8
NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio .......................        20          2
 Partners Portfolio ....................................       253          6
NORTHSTAR GALAXY TRUST:
 Northstar Growth + Value Portfolio ....................        34          4
 Northstar High Yield Bond Portfolio ...................        14          4
 Northstar Emerging Growth Portfolio ...................        13         --
 Northstar International Value Portfolio ...............        45          3
 Northstar Multi-Sector Bond Portfolio .................         7         --
OCC ACCUMULATION TRUST:
 Equity Portfolio ......................................        --         --
 Global Equity Portfolio ...............................        30          1
 Managed Portfolio .....................................        35          3
 Small Cap Portfolio ...................................        39          2
PUTNAM VARIABLE TRUST:
 Putnam VT Diversified Income Fund .....................        25          1
 Putnam VT Growth and Income Fund ......................       154          8
 Putnam VT Voyager Fund ................................       362         47
                                                            ------       ----
 Total .................................................    $2,634       $481
                                                            ======       ====

INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholder
ReliaStar Life Insurance Company of New York
(A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company) Woodbury, New York



We have audited the accompanying balance sheets of ReliaStar Life Insurance Company of New York (the Company) as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity, and cash flows for each of the two years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York as of December 31, 1998 and 1997 and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.


As discussed in Note 2 to the financial statements, effective January 1, 1998, Lincoln Security Life Insurance Company, an affiliate, merged with and into the Company.





DELOITTE & TOUCHE LLP


Minneapolis, Minnesota
February 4, 1999

BALANCE SHEETS
ReliaStar Life Insurance Company of New York
(A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company)



                                                                                         December 31
                                                                               -------------------------------
(In Millions)                                                                       1998             1997
----------------------------------------------------------------------------   --------------   --------------
ASSETS
Fixed Maturity Securities (Amortized Cost: 1998, $1,503.9; 1997, $1,559.5)      $   1,585.6      $   1,644.5
Equity Securities (Cost: 1998, $5.5; 1997, $2.5)                                        5.7              2.8
Mortgage Loans on Real Estate                                                         288.9            290.4
Real Estate                                                                             2.8              1.6
Policy Loans                                                                           81.6             80.7
Other Invested Assets                                                                   8.0              7.6
Short-Term Investments                                                                 35.9              5.2
----------------------------------------------------------------------------    -----------      -----------
   Total Investments                                                                2,008.5          2,032.8
Cash                                                                                     --              2.5
Accounts and Notes Receivable                                                           7.8             12.2
Reinsurance Receivable                                                                 43.2             47.0
Deferred Policy Acquisition Costs                                                     134.4            124.4
Present Value of Future Profits                                                        68.2             79.1
Property and Equipment, Net                                                             1.7              1.4
Accrued Investment Income                                                              26.4             29.8
Goodwill                                                                               34.6             35.1
Other Assets                                                                            5.3               --
Assets Held in Separate Accounts                                                      529.3            493.1
----------------------------------------------------------------------------    -----------      -----------
   Total Assets                                                                 $   2,859.4      $   2,857.4
============================================================================    ===========      ===========
LIABILITIES
Future Policy and Contract Benefits                                             $   1,736.3      $   1,814.8
Pending Policy Claims                                                                  27.7             34.1
Other Policyholder Funds                                                               17.6             14.5
Income Taxes                                                                           33.4             30.7
Other Liabilities                                                                      56.3             39.8
Liabilities Related to Separate Accounts                                              526.8            490.6
----------------------------------------------------------------------------    -----------      -----------
   Total Liabilities                                                                2,398.1          2,424.5
----------------------------------------------------------------------------    -----------      -----------
SHAREHOLDER'S EQUITY
Common Stock (Shares Issued: 1.4)                                                       2.8              2.8
Additional Paid-In Capital                                                            235.2            235.2
Retained Earnings                                                                     181.2            154.8
Accumulated Other Comprehensive Income                                                 42.1             40.1
----------------------------------------------------------------------------    -----------      -----------
   Total Shareholder's Equity                                                         461.3            432.9
============================================================================    ===========      ===========
   Total Liabilities and Shareholder's Equity                                   $   2,859.4      $   2,857.4
============================================================================    ===========      ===========

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF INCOME
ReliaStar Life Insurance Company of New York
(A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company)



                                                       Year Ended December 31
                                                      -------------------------
(In Millions)                                             1998          1997
---------------------------------------------------   -----------   -----------
REVENUES
Premiums                                               $   41.7      $   48.1
Net Investment Income                                     157.0         146.0
Realized Investment Gains, Net                              4.9           1.7
Policy and Contract Charges                                95.5          80.1
Other Income                                                3.5           3.6
---------------------------------------------------    --------      --------
   Total                                                  302.6         279.5
---------------------------------------------------    --------      --------
BENEFITS AND EXPENSES
Benefits to Policyholders                                 166.9         161.5
Sales and Operating Expenses                               54.5          49.3
Amortization of Deferred Policy Acquisition Costs
  and Present Value of Future Profits                      37.7          46.7
Dividends and Experience Refunds to Policyholders           2.4           1.0
---------------------------------------------------    --------      --------
   Total                                                  261.5         258.5
---------------------------------------------------    --------      --------
Income Before Income Taxes                                 41.1          21.0
Income Tax Expense                                         14.7           7.8
---------------------------------------------------    --------      --------
   Net Income                                          $   26.4      $   13.2
===================================================    ========      ========

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF SHAREHOLDER'S EQUITY
ReliaStar Life Insurance Company of New York
(A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company)



                                                        Year Ended December 31
                                          ---------------------------------------------------
                                                    1998                       1997
                                          ------------------------   ------------------------
                                                         Compre-                    Compre-
                                             Total       hensive        Total       hensive
(In Millions)                               Equity        Income       Equity        Income
---------------------------------------   ----------   -----------   ----------   -----------
COMMON STOCK
Beginning and End of Year                 $    2.8                   $    2.8
---------------------------------------   --------                   --------
ADDITIONAL PAID-IN CAPITAL
Beginning of Year                            235.2                      165.4
Acquisition                                     --                       69.8
---------------------------------------   --------                   --------
   End of Year                               235.2                      235.2
---------------------------------------   --------                   --------
RETAINED EARNINGS
Beginning of Year                            154.8                      141.6
Net Income                                    26.4      $   26.4         13.2      $   13.2
---------------------------------------   --------      --------     --------      --------
   End of Year                               181.2                      154.8
---------------------------------------   --------                   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of Year                             40.1                       28.0
Change for the Year                            2.0           2.0         12.1          12.1
---------------------------------------   --------      --------     --------      --------
   End of Year                                42.1                       40.1
---------------------------------------   --------                   --------
Comprehensive Income                                    $   28.4                   $   25.3
=======================================                 ========                   ========
Total Shareholder's Equity                $  461.3                   $  432.9
=======================================   ========                   ========

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CASH FLOWS
ReliaStar Life Insurance Company of New York
(A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company)



                                                                        Year Ended December 31
                                                                       -------------------------
(In Millions)                                                              1998          1997
--------------------------------------------------------------------   -----------   -----------
OPERATING ACTIVITIES
Net Income                                                              $   26.4      $   13.2
Adjustments to Reconcile Net Income to Net Cash Provided by
  Operating Activities
   Interest Credited to Insurance Contracts                                 74.1          77.6
   Future Policy Benefits                                                 (115.7)        (58.6)
   Capitalization of Policy Acquisition Costs                              (29.0)        (25.2)
   Amortization of Deferred Policy Acquisition Costs and Present
    Value of Future Profits                                                 37.7          46.7
   Deferred Income Taxes                                                    (2.3)         (6.4)
   Net Change in Receivables and Payables                                   25.6           7.0
   Other Assets                                                             (1.1)          2.8
   Realized Investment Gains, Net                                           (4.9)         (1.7)
   Other                                                                    (5.3)          7.4
--------------------------------------------------------------------    --------      --------
   Net Cash Provided by Operating Activities                                 5.5          62.8
--------------------------------------------------------------------    --------      --------
INVESTING ACTIVITIES
Proceeds from Sales of Fixed Maturity Securities                            71.9          75.1
Proceeds from Maturities or Repayment of Fixed Maturity Securities         173.0         119.8
Cost of Fixed Maturity Securities Acquired                                (182.5)       (161.8)
Sales (Purchases) of Equity Securities, Net                                 (3.0)          5.0
Proceeds of Mortgage Loans Sold, Matured or Repaid                          64.3          54.0
Cost of Mortgage Loans Acquired                                            (62.8)        (68.9)
Sales (Purchases) of Real Estate, Net                                       (1.4)           .8
Policy Loans Issued, Net                                                     (.9)         (3.4)
Sales of Other Invested Assets, Net                                          2.4            .1
Sales (Purchases) of Short-Term Investments, Net                           (30.7)          3.5
Cash Acquired with Acquisition                                                --           4.7
--------------------------------------------------------------------    --------      --------
   Net Cash Provided by Investing Activities                                30.3          28.9
--------------------------------------------------------------------    --------      --------
FINANCING ACTIVITIES
Deposits to Insurance Contracts                                            144.0         135.0
Maturities and Withdrawals from Insurance Contracts                       (182.3)       (219.5)
--------------------------------------------------------------------    --------      --------
  Net Cash Used by Financing Activities                                    (38.3)        (84.5)
--------------------------------------------------------------------    --------      --------
Increase (Decrease) in Cash                                                 (2.5)          7.2
Cash at Beginning of Year                                                    2.5          (4.7)
--------------------------------------------------------------------    --------      --------
Cash at End of Year                                                     $     --      $    2.5
====================================================================    ========      ========

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
ReliaStar Life Insurance Company of New York
(A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company)


NOTE 1. CHANGES IN ACCOUNTING PRINCIPLES


Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities
Effective for transactions occurring on or after January 1, 1998, ReliaStar Life Insurance Company of New York (the Company) adopted those provisions of Statement of Financial Accounting Standards (SFAS) No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, "which were deferred by SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125." Effective for transactions occurring on or after January 1, 1997, the Company adopted those provisions of SFAS No. 125 which were not deferred by SFAS No. 127. SFAS No. 125 requires a company to recognize the financial and servicing assets it controls and the liabilities it has incurred and to derecognize financial assets when control has been surrendered in accordance with the criteria provided in SFAS No. 125. The adoption of this standard had no effect on the financial results of the Company.


Reporting Comprehensive Income
Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in a company's full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity from transactions and other events and circumstances from nonowner sources. Adoption of this standard had no effect on the financial results of the Company.


Employers' Disclosures about Pensions and Other Postretirement Benefits Effective December 31, 1998, the Company adopted SFAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits." SFAS No. 132 requires new disclosures relating to a company's pension and other postretirement benefit plans. Adoption of this standard had no effect on the financial results of the Company.


Accounting for the Costs of Computer Software Developed or Obtained for Internal Use
Effective January 1, 1998, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP No. 98-1 provides guidance on accounting for costs associated with computer software developed or obtained for internal use. Adoption of this standard did not have a significant effect on the financial results of the Company.


NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES


Nature of Operations
The Company is principally engaged in the business of providing life insurance and related financial services products. The Company provides and distributes individual life insurance and annuities; employee benefit products and services; life and health reinsurance and retirement plans. The Company operates primarily in the United States and is authorized to conduct business in all 50 states.


Basis of Presentation
The Company is a wholly-owned subsidiary of Security-Connecticut Life Insurance Company which is a wholly-owned subsidiary of ReliaStar Life Insurance Company (ReliaStar Life) whose parent is ReliaStar Financial Corp. (ReliaStar). Effective January 1, 1998, Lincoln Security Life Insurance Company (Lincoln Security), an affiliate, merged with and into the Company pursuant to a statutory merger. This transaction was accounted for in a manner similar to a pooling of interests. The financial statements as of and for the year ended December 31, 1997 have been restated to reflect this merger. Lincoln Security was acquired by ReliaStar effective July 1, 1997. The acquisition was accounted for using the purchase method of accounting, therefore, the financial statements include the accounts of Lincoln Security only since the date of acquisition. Goodwill of approximately $19 million was recorded.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


During 1998 and 1997, the Company updated certain assumptions affecting deferred policy acquisition costs and present value of future profits for interest sensitive products. The change in assumptions reduced the deferred policy acquisition costs and present value of future profit balances by approximately $3 million and $22 million in 1998 and 1997, respectively.


During December 1998, ReliaStar approved a plan to consolidate its five individual life insurance and annuity service center operations into one new center. This consolidation is expected to be substantially complete by the end of the year 2000 and anticipates the termination of approximately 60 positions at the Company's current service center operation. The transitioning of operations to the new center is scheduled to begin during 1999. Estimated costs recorded by the Company related to this plan of approximately $4.3 million (pre-tax) are primarily related to employee-related termination costs and non-cancellable lease contracts costs associated with vacated facilities.


During 1997, ReliaStar approved a plan to eliminate redundancies and create operational efficiencies through consolidation of certain functions, some of which impacted the Company. The plan was substantially completed by December 31, 1998. The remaining costs accrued by the Company as of December 31, 1998 ($.6 million) are primarily related to remaining unpaid severance benefits and non-cancellable lease contracts costs associated with vacated facilities and are considered adequate for all remaining obligations.


Investments
Fixed maturity securities (bonds and redeemable preferred stocks) are classified as available-for-sale and are carried at fair value.


Equity securities (common stocks and nonredeemable preferred stocks) are carried at fair value.


Mortgage loans on real estate are carried at amortized cost less an impairment allowance for estimated uncollectible amounts.


Real estate acquired through foreclosure is carried at the lower of fair value less estimated costs to sell or cost.


Short-term investments are carried at amortized cost, which approximates fair value.


Unrealized investment gains and losses of equity securities and fixed maturity securities, net of related deferred policy acquisition costs (DAC), present value of future profits (PVFP) and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of shareholder's equity.


Realized investment gains and losses enter into the determination of net income. Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowance for mortgage loans and wholly owned real estate are included with realized investment gains and losses in the Statements of Income.


The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company periodically reviews all invested assets (including marketable bonds, private placements, mortgage loans and real estate investments) to identify investments where the Company has credit concerns. Investments with credit concerns include those the Company has identified as problem investments, which are issues delinquent in a required payment of principal or interest, issues in bankruptcy or foreclosure and restructured or foreclosed assets. The Company also identifies investments as potential problem investments, which are investments where the Company has serious doubts as to the ability of the borrowers to comply with the present loan repayment terms.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $2.9 million and $1.8 million at December 31, 1998 and 1997, respectively. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Depreciation expense for the years ending December 31, 1998 and 1997 totaled $.8 million and $.5 million, respectively.


Separate Accounts
The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity, variable life and 401(k) contracts and represent policyholder directed funds that are separately administered. The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are carried at fair value. Revenues from these separate account contracts consist primarily of charges for mortality risk and expenses, cost of insurance, contract administration and surrender charges. Revenue for these products is recognized when due.


Premium Revenue and Benefits to Policyholders
Recognition of Traditional Life, Group and Annuity Premium Revenue and Benefits to Policyholders -- Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of term and whole life insurance policies and certain annuities with life contingencies (immediate annuities). Life insurance premiums and immediate annuity premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and PVFP.


Recognition of Universal Life-Type Contract Revenue and Benefits to Policyholders -- Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. Amounts received as deposits to such contracts are not reported as premium revenues.


Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.


Recognition of Investment Contract Revenue and Benefits to Policyholders -- Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as deposits for such contracts are not reported as premium revenues.


Revenues for investment products consist of investment income and charges assessed against contract account values for policy administration. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.


Policy Acquisition Costs
Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting and certain variable agency expenses.



Costs deferred related to traditional life insurance products are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to universal life-type policies and investment contracts are amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment, surrender and expense margins.


Present Value of Future Profits
The present value of future profits reflects the estimated fair value of acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. An analysis of the PVFP asset account is presented below:



                                                         Year Ended December 31
                                                         -----------------------
(In Millions)                                               1998         1997
------------------------------------------------------   ----------   ----------
Balance, Beginning of Year                                $  79.1      $  53.3
Acquisition                                                    .8         48.4
Imputed Interest                                              5.9          5.0
Amortization                                                (21.3)       (19.3)
Impact of Net Unrealized Investment Gains and Losses          3.7         (8.3)
------------------------------------------------------    -------      -------
Balance, End of Year                                      $  68.2      $  79.1
======================================================    =======      =======

Based on current conditions and assumptions as to future events on acquired policies in force, the Company expects that the net amortization of the December 31, 1998 PVFP balance will be between 6% and 11% in each of the years 1999 through 2003. The interest rates used to determine the amount of imputed interest on the unamortized PVFP balance ranged from 5% to 8%.


Goodwill
Goodwill is the excess of the amount paid to acquire a company over the fair value of the net assets acquired and is amortized on a straight-line basis over 40 years. The carrying value of goodwill is monitored for indicators of impairment of value. No events or circumstances were identified which warrant consideration of impairment or a revised estimate of useful lives.


Future Policy and Contract Benefits
Liabilities for future policy benefits for traditional life insurance contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued or, for purchased contracts, at the date of acquisition.


Liabilities for future policy and contract benefits on universal life-type and investment contracts are based on the policy account balance.


The liabilities for future policy and contract benefits for group disabled life reserves and long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.


Income Taxes
The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative temporary differences in the assets and liabilities determined on a tax return and financial statement basis.


The Company files a consolidated tax return with certain of its affiliates. The method by which the total consolidated federal income tax for each entity is allocated to each of the companies is subject to a written agreement approved by the Company's Board of Directors. Allocation is based upon a separate return calculation such that each company in the consolidated return pays the same tax or receives the same refunds it would have paid or received had it consistently filed separate federal income tax returns. Intercompany tax balances are settled within a reasonable time after filing of the consolidated federal income tax returns with the Internal Revenue Service.

Interest Rate Swap Agreements
Interest rate swap agreements are used as hedges for asset/liability management of adjustable rate and short-term invested assets. The Company does not enter into any interest rate swap agreements for trading purposes. The interest rate swap transactions involve the exchange of fixed and floating rate interest payments without the exchange of underlying principal amounts and do not contain other optional provisions. The Company utilizes the settlement method of accounting for its interest rate swap agreements whereby the difference between amounts paid and amounts received or accrued on interest rate swap agreements is reflected in net investment income.


The characteristics (notional amount, maturity and payment dates) of the interest rate swap agreements are similar to the characteristics of the designated hedged assets. Interest rate swaps are carried at fair value, and changes in fair value are recorded as a direct increase or decrease in the accumulated other comprehensive income component of shareholder's equity. In the event an interest rate swap agreement would cease to qualify for hedge accounting, changes in fair value of the affected swap would be recorded as income or expense. There were no terminations of interest rate swap agreements during 1998 or 1997.


NOTE 3. INVESTMENTS


Investment income summarized by type of investment was as follows:



                                    Year Ended December 31
                                  ---------------------------
(In Millions)                         1998           1997
-------------------------------   ------------   ------------
Fixed Maturity Securities          $   126.7      $   116.8
Equity Securities                         .1             .2
Mortgage Loans on Real Estate           23.7           24.8
Real Estate                               .3             .4
Policy Loans                             6.1            5.3
Other Invested Assets                     .9             .4
Short-Term Investments                   2.1            1.7
-------------------------------    ---------      ---------
 Gross Investment Income               159.9          149.6
Investment Expenses                     (2.9)          (3.6)
-------------------------------    ---------      ---------
Net Investment Income              $   157.0      $   146.0
===============================    =========      =========

Net pretax realized investment gains (losses) were as follows:



                                      Year Ended December 31
                                      -----------------------
(In Millions)                            1998         1997
-----------------------------------   ----------   ----------
Net Gains (Losses) on Sales
 Fixed Maturity Securities
   Gross Gains                         $   3.9      $   1.3
   Gross Losses                           (1.1)        (1.2)
 Equity Securities                          --          1.0
 Other                                     2.7           .7
-----------------------------------    -------      -------
                                           5.5          1.8
-----------------------------------    -------      -------
Provisions for Losses
 Fixed Maturity Securities                 (.4)         (.1)
 Foreclosed Real Estate                    (.2)          --
-----------------------------------    -------      -------
                                           (.6)         (.1)
-----------------------------------    -------      -------
 Pretax Realized Investment Gains      $   4.9      $   1.7
===================================    =======      =======

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:



                                                                         December 31, 1998
                                                      -------------------------------------------------------
                                                                         Gross Unrealized
                                                        Amortized     -----------------------        Fair
(In Millions)                                              Cost          Gains      (Losses)        Value
---------------------------------------------------   -------------   ----------   ----------   -------------
United States Government and Government
  Agencies and Authorities                             $     24.4      $   2.2           --      $     26.6
States, Municipalities and Political Subdivisions             7.4           .3           --             7.7
Foreign Governments                                          17.1          1.9           --            19.0
Public Utilities                                            105.7         11.0           --           116.7
Corporate Securities                                      1,016.4         59.7     $   (7.0)        1,069.1
Mortgage-Backed/Structured Finance                          331.7         14.5          (.7)          345.5
Redeemable Preferred Stock                                    1.2           --          (.2)            1.0
---------------------------------------------------    ----------      -------     --------      ----------
  Total                                                $  1,503.9      $  89.6     $   (7.9)     $  1,585.6
===================================================    ==========      =======     ========      ==========


                                                                         December 31, 1997
                                                      -------------------------------------------------------
                                                                         Gross Unrealized
                                                        Amortized     -----------------------        Fair
(In Millions)                                              Cost          Gains      (Losses)        Value
---------------------------------------------------   -------------   ----------   ----------   -------------
United States Government and Government
  Agencies and Authorities                             $     27.9      $   2.0           --      $     29.9
States, Municipalities and Political Subdivisions            10.9           .7           --            11.6
Foreign Governments                                          17.1          1.5           --            18.6
Public Utilities                                            159.4         12.3     $    (.2)          171.5
Corporate Securities                                        996.2         54.8         (1.1)        1,049.9
Mortgage-Backed/Structured Finance                          347.8         15.9          (.9)          362.8
Redeemable Preferred Stock                                     .2           --           --              .2
---------------------------------------------------    ----------      -------     --------      ----------
  Total                                                $  1,559.5      $  87.2     $   (2.2)     $  1,644.5
===================================================    ==========      =======     ========      ==========

The amortized cost and fair value of fixed maturity securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                             December 31, 1998               December 31, 1997
                                       -----------------------------   -----------------------------
                                         Amortized          Fair         Amortized          Fair
(In Millions)                               Cost           Value            Cost           Value
------------------------------------   -------------   -------------   -------------   -------------
Maturing in:
  One Year or Less                      $     75.6      $     76.2      $     32.6      $     32.8
  One to Five Years                          576.4           604.3           595.9           622.3
  Five to Ten Years                          370.9           399.5           420.5           452.5
  Ten Years or Later                         149.3           160.1           162.7           174.1
Mortgage-Backed/Structured Finance           331.7           345.5           347.8           362.8
------------------------------------    ----------      ----------      ----------      ----------
  Total                                 $  1,503.9      $  1,585.6      $  1,559.5      $  1,644.5
====================================    ==========      ==========      ==========      ==========

The fair values for actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds which are not considered problems are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds which are considered problems are determined through consideration of factors such as the net worth of borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

At December 31, 1998, the largest industry concentration in the private placement portfolio was financial services, where 17.8% of the portfolio was invested, and the largest industry concentration in the marketable bond portfolio was mortgage-backed/structured finance where 23.7% of the portfolio was invested. At December 31, 1998, the largest geographic concentration of commercial mortgage loans was in the Midwest region of the United States, where approximately 37.1% of the commercial mortgage loan portfolio was invested.


At December 31, 1998 and 1997, gross unrealized appreciation of equity securities was $.4 million and $.4 million, respectively, and gross unrealized depreciation was $.2 million and $.1 million, respectively.


Invested assets which were nonincome producing (no income received for the 12 months preceding the balance sheet date) were as follows:



                                       December 31
                                  ---------------------
(In Millions)                        1998        1997
-------------------------------   ---------   ---------
Fixed Maturity Securities          $   .1          --
Mortgage Loans on Real Estate          .1      $   .1
Real Estate                            .7         3.2
-------------------------------    ------      ------
  Total                            $   .9      $  3.3
===============================    ======      ======

Allowances for losses on investments are reflected on the Balance Sheets as a reduction of the related assets and were as follows:



                                December 31
                           ---------------------
(In Millions)                 1998        1997
------------------------   ---------   ---------
Mortgage Loans              $  1.2      $  1.2
Foreclosed Real Estate         1.1          .9
========================    ======      ======

At December 31, 1998 and 1997, the total investment in impaired mortgage loans (before allowances for credit losses), the related allowance for credit losses and the average investment related to impaired mortgage loans were as follows:



                                       December 31
                                  ---------------------
(In Millions)                        1998        1997
-------------------------------   ---------   ---------
Impaired Mortgage Loans
  Total Investment                 $  2.0      $  2.1
  Allowance for Credit Losses         1.2         1.2
  Average Investment                  1.0         1.0
===============================    ======      ======

There were no increases or decreases in the allowance for credit losses during 1998 and 1997. Interest income recognized on impaired mortgage loans during 1998 and 1997 was $.2 million and $.2 million, respectively. The Company does not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. Cash receipts for interest payments are recognized as income in the period received.


Noncash investing activities consisted of $.8 million of real estate assets acquired through foreclosure during the year ended December 31, 1997.


The components of net unrealized investment gains included in the accumulated other comprehensive income of shareholder's equity are shown below:



                                       December 31
                                -------------------------
(In Millions)                       1998          1997
-----------------------------   -----------   -----------
Unrealized Investment Gains      $   84.5      $   88.4
DAC/PVFP Adjustment                 (19.7)        (26.7)
Deferred Income Taxes               (22.7)        (21.6)
-----------------------------    --------      --------
  Total                          $   42.1      $   40.1
=============================    ========      ========

The change in net unrealized investment gains and losses included in the change in accumulated other comprehensive income consisted of the following:



                                                                            December 31
                                                                       ----------------------
(In Millions)                                                             1998        1997
--------------------------------------------------------------------   ---------   ----------
Unrealized Investment Gains (Losses) Arising During The Period (1)      $  (.6)     $  18.1
Reclassification Adjustments (2)                                          (1.9)         (.7)
Change in DAC/PVFP Adjustment (3)                                          4.5         (5.3)
--------------------------------------------------------------------    ------      -------
 Total                                                                  $  2.0      $  12.1
====================================================================    ======      =======

(1) Net of income tax expense (benefit) totaling $.4 million and $(9.8) million for 1998 and 1997, respectively.
(2) Net of income tax expense (benefit) totaling $1.0 million and $.4 million for 1998 and 1997, respectively.
(3) Net of income tax expense (benefit) totaling $(2.5) million and $2.8 million for 1998 and 1997, respectively.


NOTE 4. INCOME TAXES


The income tax liability as reflected on the Balance Sheets consisted of the following:



                               December 31
                          ---------------------
(In Millions)                1998        1997
-----------------------   ---------   ---------
Current Income Taxes      $   3.9     $   (.3)
Deferred Income Taxes        29.5        31.0
-----------------------   -------     -------
 Total                    $  33.4     $  30.7
=======================   =======     =======

The provision for income taxes reflected on the Statements of Income consisted of the following:



                      Year Ended December 31
                      -----------------------
(In Millions)            1998         1997
-------------------   ----------   ----------
Currently Payable      $  17.0      $  14.2
Deferred                  (2.3)        (6.4)
-------------------    -------      -------
 Total                 $  14.7      $   7.8
===================    =======      =======

The Internal Revenue Service has completed its review of the Company's tax return for all years through 1995.


Deferred income taxes reflect the impact for financial statement reporting purposes of "temporary differences" between the financial statement carrying amounts and tax bases of assets and liabilities. The "temporary differences" that give rise to the net deferred tax liability relate to the following:



                                                December 31
                                         -------------------------
(In Millions)                                1998          1997
--------------------------------------   -----------   -----------
Future Policy and Contract Benefits        $ (43.8)     $  (46.7)
Investment Write-Offs and Allowances           (.9)         (2.5)
Other                                         (6.0)          (.8)
--------------------------------------     -------      --------
Gross Deferred Tax Asset                     (50.7)        (50.0)
--------------------------------------     -------      --------
Deferred Policy Acquisition Costs             24.0          27.4
Present Value of Future Profits               30.2          31.0
Net Unrealized Investment Gains               16.2          13.8
Other                                          9.8           8.8
--------------------------------------     -------      --------
Gross Deferred Tax Liability                  80.2          81.0
--------------------------------------     -------      --------
  Net Deferred Tax Liability               $  29.5      $   31.0
======================================     =======      ========

Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 1998, the Company had accumulated approximately $11.3 million in its separate policyholders' surplus accounts. Deferred taxes have not been provided on this temporary difference.

The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:



                        Year Ended December 31
                        -----------------------
                           1998         1997
                        ----------   ----------
Statutory Tax Rate          35.0%        35.0%
Other                         .8          2.1
---------------------       ----         ----
 Effective Tax Rate         35.8%        37.1%
=====================       ====         ====

Cash paid for federal income taxes was $12.8 million and $14.9 million for the years ended December 31, 1998 and 1997, respectively.


NOTE 5. EMPLOYEE BENEFIT PLANS


Pension and Other Postretirement Benefits
The Company participates in funded and unfunded noncontributory defined benefit retirement plans sponsored by ReliaStar Life covering substantially all employees which provide benefits to employees upon retirement (Pension Plans). Effective December 31, 1998, the qualified defined benefit retirement plan was amended to suspend the accrual of additional benefits for future services. Employees will retain all of their accrued benefits as of December 31, 1998, which will be paid monthly at retirement according to the provisions of the plan. Employees meeting certain age and service requirements will receive certain transition benefits until retirement. A curtailment gain was recorded in 1998 to reflect the impact of this plan amendment and employee reductions resulting from the transfer of certain accident and health administrative operations of ReliaStar Life to a third party.


The Company provides certain health care and life insurance benefits to retired employees and their eligible dependents through a plan sponsored by ReliaStar Life (Other Plans). The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.


Net periodic expense or benefit for ReliaStar and its subsidiaries for the pension and other plans included the following components:



                                       Year Ended December 31
                                       -----------------------
(In Millions)                             1998         1997
------------------------------------   ----------   ----------
Pension Plans
Service Cost                            $   3.2      $   4.9
Interest Cost                              16.7         15.2
Expected Return on Plan Assets            (20.9)       (17.0)
Amortization of Prior Service Cost           .8          1.1
Amortization of Transition Asset            (.1)         (.3)
Curtailment Gain                           (3.7)          --
Actuarial Loss                              1.6          1.8
------------------------------------    -------      -------
 Net Expense (Benefit)                 $   (2.4)     $   5.7
====================================   ========      =======


                                       Year Ended December 31
                                       -----------------------
(In Millions)                              1998         1997
------------------------------------   -----------   ---------
Other Plans
Service Cost                             $    .5      $   .4
Interest Cost                                 .7          .7
Amortization of Prior Service Cost          (1.5)       (1.6)
Curtailment Gain                            (1.7)         --
Actuarial Gain                               (.1)        (.1)
------------------------------------     -------      ------
 Net Expense (Benefit)                  $   (2.1)    $   (.6)
====================================    ========     =======

The funded status of the plans and net amounts recognized in ReliaStar's Consolidated Balance Sheets were as follows:



                                                         Pension Plans               Other Plans
                                                   -------------------------   ------------------------
December 31 (In Millions)                              1998          1997         1998          1997
------------------------------------------------   -----------   -----------   ----------   -----------
Benefit Obligation at Beginning of Year             $  237.1      $  195.8      $  10.9       $   9.8
Service Cost                                             3.2           4.9           .5            .4
Interest Cost                                           16.7          15.2           .7            .7
Actuarial (Gain) Loss                                   14.9          25.6          (.2)           .3
SCC Acquisition                                           --           8.6           --            .6
Benefits Paid                                          (15.4)        (13.0)         (.4)          (.9)
Plan Amendments                                          2.0            --           --            --
Termination Cost                                         1.0            --           --            --
Curtailment                                            (20.8)           --          (.7)           --
------------------------------------------------    --------      --------      -------       -------
Benefit Obligation at End of Year                      238.7         237.1         10.8          10.9
------------------------------------------------    --------      --------      -------       -------
Fair Value of Plan Assets at Beginning of Year         229.1         184.9           --            --
Actual Return on Plan Assets                            36.6          45.2           --            --
SCC Acquisition                                           --           9.2           --            --
Employer Contributions                                   1.4           2.8           .4            .4
Participant Contributions                                 --            --           .5            .5
Benefits Paid                                          (15.4)        (13.0)         (.9)          (.9)
------------------------------------------------    --------      --------      -------       -------
Fair Value of Plan Assets at End of Year               251.7         229.1           --            --
------------------------------------------------    --------      --------      -------       -------
Funded Status                                           13.0          (8.0)       (10.8)        (10.9)
Unrecognized Net (Gain) Loss                            (2.2)         10.3         (1.8)         (1.7)
Unrecognized Prior Service Cost                          3.6           8.5         (4.7)         (7.2)
Unrecognized Transition Asset                             --           (.1)          --            --
------------------------------------------------    --------      --------      -------       -------
Net Asset (Liability) Recognized                    $   14.4      $   10.7      $ (17.3)      $ (19.8)
================================================    ========      ========      =======       =======

Amounts recognized in ReliaStar's Consolidated Balance Sheets were as follows:



                                           Pension Plans                Other Plans
                                     -------------------------   -------------------------
December 31 (In Millions)                1998          1997          1998          1997
----------------------------------   -----------   -----------   -----------   -----------
Prepaid Benefit Cost                  $   28.2      $   22.5            --            --
Accrued Benefit Liability                (19.1)        (15.7)      $ (17.3)      $ (19.8)
Intangible Asset                           5.3           3.9            --            --
----------------------------------    --------      --------       -------       -------
Net Asset (Liability) Recognized      $   14.4      $   10.7       $ (17.3)      $ (19.8)
==================================    ========      ========       =======       =======

The aggregate projected benefit obligation and aggregate accumulated benefit obligation for the unfunded pension plans were $19.4 million and $19.1 million, respectively, as of December 31, 1998; and $17.2 million and $15.7 million, respectively, as of December 31, 1997. As of December 31, 1998 and 1997, pension plan assets included 1,232,982 shares of ReliaStar common stock with a fair value of $56.9 million and $50.8 million, respectively. The benefit obligations for the pension and other postretirement plans were determined using assumed discount rates of 7.0% and 7.25% as of January 1, 1999 and 1998, respectively. A weighted-average long-term rate of compensation increase of 4.5% was used for the pension benefit obligation. The assumed long-term rate of return on pension plan assets was 10.5% in 1998 and 10.0% in 1997. The assumed health care cost trend rate for 1999 and thereafter used in measuring the postretirement health care benefit obligation was 5.0%. The assumed health care cost trend rate has an effect on the amounts reported. For example, a one-percentage-point increase in the rate would increase the 1998 total service and interest cost by $.1 million and the postretirement health care benefit obligation by $.4 million. A one-percentage-point decrease in the rate would decrease the 1998 total service and interest cost by $.1 million and the postretirement health care benefit obligation by $.4 million.

The above amounts are for ReliaStar and its subsidiaries as the Company's portion is not determinable. The net periodic pension benefit allocated to the Company for all plans was $.3 million for the year ended December 31, 1998. The amount allocated to the Company for the year ended December 31, 1997 was immaterial.


Success Sharing Plan and ESOP
The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain Company performance objectives are met. Essentially all employees are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award which is contributed to the ESOP portion of the Success Sharing Plan. Costs charged to expense for the Success Sharing Plan were $.5 million, and $.5 million in 1998 and 1997 respectively.


Stock Based Compensation
Officers and key employees of the Company participate in stock-based compensation plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees,"and related interpretations in accounting for its stock-based compensation plans. Accordingly, the Company has recorded no compensation expense for their stock-based compensation plans other than for restricted stock and performance-based awards.


NOTE 6. RELATED PARTY TRANSACTIONS


The Company and its affiliates have entered into agreements whereby affiliates and the Company provide certain management, administrative, legal, and other services for each other. The net amounts billed to the Company were $20.5 million and $26.3 million in 1998 and 1997, respectively. The net costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by the Company's affiliates.


ReliaStar Life and Security-Connecticut reinsure certain life policies written by the Company. Premiums ceded under these agreements were $15.6 million and $8.9 million for the years ended December 31, 1998 and 1997, respectively, and the net amount recoverable by the Company under these agreements were $10.5 million and $14.9 million as of December 31, 1998 and 1997, respectively.


NOTE 7. SHAREHOLDER'S EQUITY


Dividend Restrictions
The ability of the Company to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of the state of New York. These authorities recognize only statutory accounting practices for the ability of an insurer to pay dividends to its shareholders.


Under New York insurance law regulating the payment of dividends by the Company, any such payment must be paid solely from the earned surplus of the Company and advance notice thereof must be provided to the Superintendent of the New York Department of Insurance (the Superintendent). Earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds), less the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Superintendent, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the lesser of (i) 10% of the Company's statutory surplus at the prior year end or (ii) 100% of the Company's statutory net investment income for the prior calendar year.


Statutory Surplus and Net Income
Net income of the Company as determined in accordance with statutory accounting practices, was $19.6 million and $20.4 million for 1998 and 1997, respectively. The Company's statutory capital and surplus was $202.4 million and $186.8 million at December 31, 1998 and 1997, respectively.

NOTE 8. REINSURANCE


The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 1998 and 1997. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1998, approximately 63% of the Company's reinsurance ceded, based on in force, was ceded with one reinsurer. The Company's retention limit is $300,000 per life for individual coverage. For group coverage and reinsurance assumed, the retention is $300,000 per life with per occurrence limitations, subject to certain maximums. As of December 31, 1998, $3.6 billion of life insurance in force was ceded to other companies. The Company has assumed $2.8 billion of life insurance in force as of December 31, 1998.


The effect of reinsurance on premiums and recoveries is as follows:



                             Year Ended December 31
                            -------------------------
(In Millions)                   1998          1997
-------------------------   -----------   -----------
Direct Premiums              $   76.7      $   70.9
Reinsurance Assumed               2.5            --
Reinsurance Ceded               (37.5)        (22.8)
-------------------------    --------      --------
 Net Premiums                $   41.7      $   48.1
-------------------------    --------      --------
 Reinsurance Recoveries      $   18.6      $    5.5
=========================    ========      ========

NOTE 9. LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT EXPENSES


The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:



(In Millions)                        1998         1997
-------------------------------   ----------   ----------
Balance at January 1               $   9.3      $   9.5
Less Reinsurance Recoverables          3.1          2.1
-------------------------------    -------      -------
Net Balance at January 1               6.2          7.4
Incurred Related to:
 Current Year                           .9          1.7
 Prior Year                             .8          (.9)
-------------------------------    -------      -------
Total Incurred                         1.7           .8
Paid Related to:
 Current Year                           .4           .8
 Prior Year                            3.0          1.2
-------------------------------    -------      -------
Total Paid                             3.4          2.0
Net Balance at December 31             4.5          6.2
Plus Reinsurance Recoverables          9.1          3.1
-------------------------------    -------      -------
 Balance at December 31            $  13.6      $   9.3
===============================    =======      =======

The liability for unpaid accident and health claims and claim adjustment expenses is included in Future Policy and Contract Benefits on the Balance Sheets.

NOTE 10. COMMITMENTS AND CONTINGENCIES


Litigation
The Company is a defendant in a number of lawsuits arising out of the normal course of the business of the Company, some of which include claims for punitive damages. In the opinion of management, the ultimate resolution of such litigation will not result in any material adverse impact to the financial position of the Company.


Financial Instruments
The Company is a party to financial instruments with on and off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit and interest rate swaps. Those instruments involve, to varying degrees, elements of credit, interest rate or liquidity risk in excess of the amount recognized in the Balance Sheets.


The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For interest rate swap transactions, the contract or notional amounts do not represent exposure to credit loss. For swaps, the Company's exposure to credit loss is limited to those swaps where the Company has an unrealized gain.


Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.



                                                                         December 31
                                                                   -----------------------
(In Millions)                                                          1998         1997
----------------------------------------------------------------   -----------   ---------
CONTRACT OR NOTIONAL AMOUNT
Financial Instruments Whose Contract Amounts Represent
  Credit Risk
  Commitments to Extend Credit                                      $   16.2      $   .5
Financial Instruments Whose Notional or Contract Amounts Exceed
  the Amount of Credit Risk
  Interest Rate Swap Agreements                                         62.0       112.0
================================================================    ========      ======

Commitments to Extend Credit -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.


Interest Rate Swap Agreements -- The Company enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. The risks under interest rate swap agreements are generally similar to those of futures contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was $1.1 million as of December 31, 1998.


Leases
The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $1.8 million and $1.7 million for 1998 and 1997, respectively.

Future minimum aggregate rental commitments at December 31, 1998 for operating leases were as follows:



(In Millions)
---------------
1999 -- $1.9                     2002 -- $1.2
2000 -- $1.9                      2003 -- $.7
2001 -- $1.8      2004 and thereafter -- $1.3
===============   ============================

NOTE 11. FAIR VALUE OF FINANCIAL INSTRUMENTS


The following disclosures are made in accordance with the requirements of SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." SFAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.


SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.


The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1998 and 1997. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.


The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:


Fixed Maturity Securities -- The estimated fair value disclosures for debt securities satisfy the fair value disclosure requirements of SFAS No. 107 (see
Note 3).


Equity Securities -- Fair value equals carrying value as these securities are carried at quoted market value.


Mortgage Loans on Real Estate -- The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.


Cash, Short-Term Investments and Policy Loans -- The carrying amounts for these assets approximate the assets' fair values.


Other Financial Instruments Reported as Assets -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.


Investment Contract Liabilities -- The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.


The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.


The carrying amounts reported for other investment contracts, which includes retirement plan deposits, approximate those liabilities' fair value.

Claim and Other Deposit Funds -- The carrying amounts for claim and other deposit funds approximate the liabilities' fair value.


Other Financial Instruments Reported as Liabilities -- The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.


The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 1998 and 1997 are as follows:



                                                                     1998                            1997
                                                         -----------------------------   -----------------------------
                                                            Carrying          Fair          Carrying          Fair
(In Millions)                                                Amount          Value           Amount          Value
------------------------------------------------------   -------------   -------------   -------------   -------------
FINANCIAL INSTRUMENTS RECORDED AS ASSETS
 Fixed Maturity Securities                                $  1,585.6      $  1,585.6      $  1,644.5      $  1,644.5
 Equity Securities                                               5.7             5.7             2.8             2.8
 Mortgage Loans on Real Estate
   Commercial                                                  247.1           262.8           226.8           238.3
   Residential and Other                                        41.8            42.8            63.6            64.9
 Policy Loans                                                   81.6            81.6            80.7            80.7
 Cash and Short-Term Investments                                35.9            35.9             7.7             7.7
 Other Financial Instruments Recorded as Assets                 39.1            39.1            43.7            43.7
FINANCIAL INSTRUMENTS RECORDED AS LIABILITIES
 Investment Contracts
   Deferred Annuities                                         (747.2)         (729.1)         (846.7)         (822.8)
   Supplementary Contracts and Immediate Annuities             (31.9)          (33.1)          (35.5)          (33.0)
   Other Investment Contracts                                  (11.8)          (11.8)          (10.9)          (10.9)
 Claim and Other Deposit Funds                                  (7.1)           (7.1)           (6.5)           (6.5)
 Other Financial Instruments Recorded as Liabilities           (51.0)          (51.0)          (18.3)          (18.3)
======================================================    ==========      ==========      ==========      ==========

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.


Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                                  APPENDIX A
                               The Fixed Account

     The Fixed Account consists of all of our assets other than those in our separate accounts. We have complete ownership and control of all of the assets of the Fixed Account.


     Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts and as a result the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     We guarantee both principal and interest on amounts credited to the Fixed Account. We credit interest at an effective annual rate of at least 4%, independent of the investment experience of the Fixed Account. From time to time, we may guarantee interest at a rate higher than 4%.


     Any interest credited to amounts allocated to the Fixed Account in excess of 4% per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 4% for a given year.


     We do not use a specific formula for determining excess interest credits. However, we consider the following:


   o General economic trends,
   o Rates of return currently available on our investments,
   o Rates of return anticipated in our investments, regulatory and tax factors, and
   o Competitive factors.


     We are not aware of any statutory limitations to the maximum amount of interest we may credit and our Board of Directors has not set any limitations.


     The Fixed Accumulation Value of the Policy is the sum of the Net Premiums credited to it in the Fixed Account. It is increased by transfers and Loan Amounts from the Variable Account, and interest credits. It is decreased by Monthly Deductions and partial withdrawals taken from it in the Fixed Account and transfers to the Variable Account. The Fixed Accumulation Value will be calculated at least monthly on the monthly anniversary date.


     You may transfer all or part of your Fixed Accumulation Value to the Sub-Accounts of the Variable Account, subject to the following transfer limitations:


   o The request to transfer must be postmarked no more than 30 days before the Policy Anniversary and no later than 30 days after the Policy Anniversary. Only one transfer is allowed during this period.
   o The Fixed Accumulation Value after the transfer must be at least equal to the Loan Amount.
   o No more than 50% of the Fixed Accumulation Value (minus any Loan Amount) may be transferred unless the balance, after the transfer, would be less than $1,000. If the balance would be less than $1,000, the full Fixed Accumulation Value (minus any Loan Amount) may be transferred.
   o You must transfer at least:
     -- $500, or
     -- the total Fixed Accumulation Value (minus any Loan Amount) if less than $500.


     We make the Monthly Deduction from your Fixed Accumulation Value in proportion to the total Accumulation Value of the Policy.


     The Surrender Charge described in the Prospectus applies to the total Accumulation Value, which includes the Fixed Accumulation Value. If the Owner surrenders the Policy for its Cash Surrender Value, the Fixed Accumulation Value will be reduced by any applicable Surrender Charge, any Loan Amount and unpaid Monthly Deductions applicable to the Fixed Account.

                      (This Page Left Blank Intentionally)

                                  APPENDIX B
                       Calculation of Accumulation Value

     The Accumulation Value of the Policy is equal to the sum of the Variable Accumulation Value plus the Fixed Accumulation Value.


Variable Accumulation Value

     The Variable Accumulation Value is the total of your values in each Sub-Account. The value for each Sub-Account is equal to:

1 multiplied by 2, where:


1

Is your current number of Accumulation Units (described below).


2

Is the current Unit Value (described below).
     The Variable Accumulation Value will vary from Valuation Date to Valuation Date (described below) reflecting changes in 1 and 2 above.



     Accumulation Units. When transactions are made which affect the Variable Accumulation Value, dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is found by dividing the dollar amount of the transaction by the current Unit Value.

   The number of Accumulation Units for a Sub-Account increases when:
   o Net Premiums are credited to that Sub-Account; or
   o Transfers from the Fixed Account or other Sub-Accounts are credited to that Sub-Account.
   The number of Accumulation Units for a Sub-Account decreases when:
   o You take out a Policy loan from that Sub-Account;
   o You take a partial withdrawal from that Sub-Account;
   o We take a portion of the Monthly Deduction from that Sub-Account; or
   o Transfers are made from that Sub-Account to the Fixed Account or other Sub-Accounts.


     Unit Value. The Unit Value for a Sub-Account on any Valuation Date is equal to the previous Unit Value times the Net Investment Factor for that Sub-Account (described below) for the Valuation Period (described below) ending on that Valuation Date. The Unit Value was initially set at $10 when the Sub-Account first purchased Fund shares.


     Net Investment Factor. The Net Investment Factor is a number that reflects charges to the Policy and the investment performance during a Valuation Period of the Fund in which a Sub-Account is invested. If the Net Investment Factor is greater than one, the Unit Value is increased. If the Net investment Factor is less than one, the Unit Value is decreased. The Net Investment Factor for a Sub-Account is determined by dividing 1 by 2.

(1/2), where:


1
Is the result of:
   o The net asset value per share of the Fund shares in which the Sub-Account invests, determined at the end of the current Valuation Period;
   o Plus the per share amount of any dividend or capital gain distributions made on the Fund shares in which the Sub-Account invests during the current Valuation Period;
   o Plus or minus a per share charge or credit for any taxes reserved which we determine has resulted from the investment operations of the Sub-Account and to be applicable to the Policy.

2
Is the result of:
   o The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;
   o Plus or minus a per share charge or credit for any taxes reserved for during the last prior Valuation Period which we determine resulted from the investment operations of the Sub-Account and was applicable to the Policy.

     Valuation Date; Valuation Period. A Valuation Date is each day the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business on the next Valuation Date.


Fixed Accumulation Value

     The Fixed Accumulation Value on the Policy Date is your Net Premium credited to the Fixed Account on that date minus the Monthly Deduction applicable to the Fixed Accumulation Value for the first Policy Month.


     After the Policy Date, the Fixed Accumulation Value is calculated as:

1 + 2 + 3 + 4 - 5 - 6, where:


1
Is the Fixed Accumulation Value on the preceding Monthly Anniversary, plus interest from the Monthly Anniversary to the date of the calculation.


2
Is the total of your Net Premiums credited to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date premiums are credited to the date of the calculation.


3
Is the total of your transfers from the Variable Account to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.


4
Is the total of your Loan Amount transferred from the Variable Account since the preceding Monthly Anniversary.


5
Is the total of your transfers to the Variable Account from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.


6
Is the total of your partial withdrawals from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of withdrawal to the date of the calculation.

     If the date of the calculation is a Monthly Anniversary, we also reduce the Fixed Accumulation Value by the applicable Monthly Deduction for the Policy Month following the Monthly Anniversary.


     The minimum interest rate applied in the calculation of the Fixed Accumulation Value is an effective annual rate of 4%. Interest in excess of the minimum rate may be applied in the calculation of your Fixed Accumulation Value in a manner which our Board of Directors determines.

                                  APPENDIX C
            Illustration of Accumulation Values, Surrender Charges,
                   Cash Surrender Values, and Death Benefits

     The following tables illustrate how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy may change with the investment experience of the Variable Account. The tables show how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy issued to an Insured of a given Age (who pays the given Planned Periodic Premiums annually) would vary over time if the investment return of the assets held in the Funds were a uniform, gross, after-tax, annual rate of 0 percent, 6 percent or 12 percent.


     The tables on pages C-3 through C-8 illustrate a Policy issued to a male Age 40, in a standard Rate Class and qualifying for non-smoker rates. The Accumulation Values, Cash Surrender Values, and Death Benefits would be lower if the Insured were in a substandard Rate Class or did not qualify for the nonsmoker rates because the cost of insurance would be increased. The Accumulation Values, Cash Surrender Values and Death Benefits would be different from those shown if the gross annual investment returns averaged 0 percent, 6 percent, and 12 percent over a period of years, but fluctuated above and below those averages for individual Policy Years.


     Within the tables, the second and fifth columns illustrate the Accumulation Value of the Policy over the designated period. The Accumulation Value is the total amount that a Policy provides for investment at any time. The third and sixth columns illustrate the Cash Surrender Value of a Policy over the designated period. The Cash Surrender Value is equal to the Accumulation Value less any Surrender Charges, Loan Amount (assumed to be zero in these illustrations) and unpaid Monthly Deductions (also assumed to be zero). The fourth and seventh columns illustrate the Death Benefit of a Policy over the designated period. The second, third, and fourth columns assume that throughout the life of the Policy, the monthly charge for the cost of insurance, the Monthly Mortality and Expense Charge and the Monthly Administrative Charge are based upon the maximums (i.e. guaranteed) permitted in the policy. The maximum allowable cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables for Nonsmokers and Smokers. The fifth, sixth, and seventh columns assume that the monthly charge for cost of insurance, the Monthly Mortality and Expense Charge, and the Monthly Administrative Charge are based on the current amounts expected to be charged. The Death Benefits also vary between tables depending upon whether the Level Amount Death Benefit Option (Tables at pages C-3 through C-5) or the Variable Amount Death Benefit Option (Tables at pages C-6 through C-8) is illustrated.



     The amounts shown for the Accumulation Values, Cash Surrender Values, and Death Benefits reflect the fact that the net investment return of the Sub-Accounts of the Variable Account is lower than the gross, after-tax return on the assets held in the Funds as a result of the Funds' operating expenses. The values shown take into account the daily total operating expenses paid by the three portfolios of The Alger American Fund, the four portfolios available through Fidelity Variable Insurance Products Fund, the three portfolios available through Fidelity Variable Insurance Products Fund II, the four portfolios of Janus Aspen Series, the three funds of NeubergerBerman Advisers Management Trust, the five portfolios available through Northstar Galaxy Trust, the four portfolios available through the OCC Accumulatioon Trust, and the three funds available through Putnam Variable Trust which together are assumed to be at an average annual rate of 0.75% for all years. This figure is derived based on a simple average of the Funds' 1998 operating expenses net of any limitations on such expenses paid by the Funds. Thus, the illustrated gross annual investment rates of return of 0 percent, 6 percent, and 12 percent correspond to approximate net annual rates of return of -0.75%, 5.25%, and 11.25%, respectively. Without any expense reimbursement arrangements, total operating expenses would be an average annual rate of 0.88%. Hypothetical Cash Surrender Values, Accumulation Values, and the Death Benefit may be lower without the expense reimbursement. Expense reimbursements are voluntary. While it is currently anticipated that expense reimbursements will continue past the current year, there is no assurance of ongoing reimbursements.



     The hypothetical values shown in the tables do not reflect any charges for Federal income taxes attributable to the Variable Account because we do not currently make any such charges. However, such charges may be made in the future and, in that event, the gross annual investment return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the Accumulation Values, Cash Surrender Values, and Death Benefits illustrated. (See section entitled "Federal Tax Matters" in the Prospectus).

     The tables illustrate the Policy values that would result based upon the hypothetical rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Variable Account, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy owner has not requested an increase or decrease in the Face Amount, that no partial withdrawals have been made, that no transfers have been made, and total operating expenses of the Funds continue as anticipated. Actual results will depend on the expenses and performance of the investment choice made by the owner.


     Upon request, we will provide a comparable illustration based upon the proposed Insured's Age, sex, underwriting classification, the Face Amount and Planned Periodic Premium schedule requested, and any available riders requested.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                   FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                             $1,200 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                          LEVEL DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 0%




                           Guaranteed Costs                                  Current Costs
            ----------------------------------------------   ---------------------------------------------
             Accumulation     Cash Surrender       Death      Accumulation     Cash Surrender      Death
  Policy         Value             Value          Benefit         Value             Value         Benefit
   Year         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
---------   --------------   ----------------   ----------   --------------   ----------------   ---------
     1             769                 0         100,000*           821                 0         100,000*
     2           1,510                 0         100,000*         1,617                 0         100,000*
     3           2,222               392         100,000          2,387               557         100,000
     4           2,904             1,074         100,000          3,130             1,300         100,000
     5           3,555             1,725         100,000          3,843             2,013         100,000
     6           4,172             2,525         100,000          4,527             2,880         100,000
     7           4,755             3,291         100,000          5,180             3,716         100,000
     8           5,302             4,021         100,000          5,800             4,519         100,000
     9           5,812             4,714         100,000          6,385             5,287         100,000
    10           6,282             5,367         100,000          6,934             6,019         100,000
    11           6,709             5,977         100,000          7,442             6,710         100,000
    12           7,087             6,538         100,000          7,913             7,364         100,000
    13           7,412             7,046         100,000          8,341             7,975         100,000
    14           7,676             7,493         100,000          8,724             8,541         100,000
    15           7,876             7,876         100,000          9,058             9,058         100,000
    16           8,003             8,003         100,000          9,336             9,336         100,000
    17           8,052             8,052         100,000          9,558             9,558         100,000
    18           8,020             8,020         100,000          9,719             9,719         100,000
    19           7,897             7,897         100,000          9,815             9,815         100,000
    20           7,673             7,673         100,000          9,840             9,840         100,000
   AGE
    70               0                 0         100,000          4,926             4,926         100,000
     **


(1) Assumes a $1,200 premium (which exceeds the annualized minimum monthly premium) is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient cash surrender value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the policy remains in force even though the cash surrender value is zero.

 ** Policy terminates prior to age 75.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                   FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                             $1,200 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                          LEVEL DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 6%




                           Guaranteed Costs                                  Current Costs
            ----------------------------------------------   ---------------------------------------------
             Accumulation     Cash Surrender       Death      Accumulation     Cash Surrender      Death
  Policy         Value             Value          Benefit         Value             Value         Benefit
   Year         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
---------   --------------   ----------------   ----------   --------------   ----------------   ---------
     1             826                 0         100,000*           879                 0         100,000*
     2           1,671                 0         100,000*         1,784                 0         100,000*
     3           2,536               706         100,000          2,717               887         100,000
     4           3,419             1,589         100,000          3,675             1,845         100,000
     5           4,321             2,491         100,000          4,658             2,828         100,000
     6           5,239             3,592         100,000          5,667             4,020         100,000
     7           6,173             4,709         100,000          6,702             5,238         100,000
     8           7,122             5,841         100,000          7,761             6,480         100,000
     9           8,085             6,987         100,000          8,845             7,747         100,000
    10           9,060             8,145         100,000          9,952             9,037         100,000
    11          10,044             9,312         100,000         11,080            10,348         100,000
    12          11,033            10,484         100,000         12,232            11,683         100,000
    13          12,020            11,654         100,000         13,407            13,041         100,000
    14          13,002            12,819         100,000         14,601            14,418         100,000
    15          13,971            13,971         100,000         15,813            15,813         100,000
    16          14,922            14,922         100,000         17,039            17,039         100,000
    17          15,850            15,850         100,000         18,281            18,281         100,000
    18          16,749            16,749         100,000         19,533            19,533         100,000
    19          17,613            17,613         100,000         20,795            20,795         100,000
    20          18,430            18,430         100,000         22,065            22,065         100,000
   AGE
    70          20,169            20,169         100,000         34,690            34,690         100,000
    75           9,312             9,312         100,000         39,929            39,929         100,000
    80               0                 0         100,000         42,411            42,411         100,000
    85               0                 0         100,000         37,649            37,649         100,000
    90               0                 0         100,000         13,144            13,144         100,000
     **


(1) Assumes a $1,200 premium (which exceeds the annualized minimum monthly premium) is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient cash surrender value.

 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the policy remains in force even though the cash surrender value is zero.

**  Policy terminates prior to age 95.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                   FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                             $1,200 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                          LEVEL DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                        INVESTMENT RATE OF RETURN: 12%




                          Guaranteed Costs                                Current Costs
            --------------------------------------------   --------------------------------------------
                                 Cash                                           Cash
             Accumulation     Surrender        Death        Accumulation     Surrender        Death
  Policy         Value          Value         Benefit           Value          Value         Benefit
   Year         (1) (2)        (1) (2)        (1) (2)          (1) (2)        (1) (2)        (1) (2)
---------   --------------   -----------   -------------   --------------   -----------   -------------
     1               882              0        100,000*             937              0        100,000*
     2             1,839              9        100,000            1,960            130        100,000
     3             2,876          1,046        100,000            3,075          1,245        100,000
     4             4,002          2,172        100,000            4,291          2,461        100,000
     5             5,224          3,394        100,000            5,618          3,788        100,000
     6             6,549          4,902        100,000            7,065          5,418        100,000
     7             7,987          6,523        100,000            8,647          7,183        100,000
     8             9,550          8,269        100,000           10,374          9,093        100,000
     9            11,249         10,151        100,000           12,263         11,165        100,000
    10            13,097         12,182        100,000           14,329         13,414        100,000
    11            15,107         14,375        100,000           16,589         15,857        100,000
    12            17,292         16,743        100,000           19,069         18,520        100,000
    13            19,668         19,302        100,000           21,789         21,423        100,000
    14            22,252         22,069        100,000           24,775         24,592        100,000
    15            25,064         25,064        100,000           28,058         28,058        100,000
    16            28,128         28,128        100,000           31,667         31,667        100,000
    17            31,471         31,471        100,000           35,644         35,644        100,000
    18            35,127         35,127        100,000           40,031         40,031        100,000
    19            39,132         39,132        100,000           44,879         44,879        100,000
    20            43,527         43,527        100,000           50,244         50,244        100,000
   AGE
    70           123,143        123,143        142,846          149,460        149,460        173,374
    75           202,599        202,599        216,782          250,591        250,591        268,133
    80           330,769        330,769        347,308          417,176        417,176        438,035
    85           529,860        529,860        556,353          686,019        686,019        720,321
    90           830,345        830,345        871,862        1,114,667      1,114,667      1,170,401
    95         1,309,783      1,309,783      1,322,882        1,816,060      1,816,060      1,834,221


(1) Assumes a $1,200 premium (which exceeds the annualized minimum monthly premium) is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient cash surrender value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the policy remains in force even though the cash surrender value is zero.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                   FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                             $1,200 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 0%



                           Guaranteed Costs                                  Current Costs
            ----------------------------------------------   ---------------------------------------------
             Accumulation     Cash Surrender       Death      Accumulation     Cash Surrender      Death
  Policy         Value             Value          Benefit         Value             Value         Benefit
   Year         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
---------   --------------   ----------------   ----------   --------------   ----------------   ---------
     1             767                 0          100,767*          819                 0         100,819*
     2           1,504                 0          101,504*        1,610                 0         101,610*
     3           2,209               379          102,209         2,374               544         102,374
     4           2,882             1,052          102,882         3,108             1,278         103,108
     5           3,521             1,691          103,521         3,810             1,980         103,810
     6           4,124             2,477          104,124         4,479             2,832         104,479
     7           4,689             3,225          104,689         5,114             3,650         105,114
     8           5,215             3,934          105,215         5,713             4,432         105,713
     9           5,700             4,602          105,700         6,273             5,175         106,273
    10           6,140             5,225          106,140         6,792             5,877         106,792
    11           6,533             5,801          106,533         7,266             6,534         107,266
    12           6,873             6,324          106,873         7,697             7,148         107,697
    13           7,154             6,788          107,154         8,080             7,714         108,080
    14           7,368             7,185          107,368         8,412             8,229         108,412
    15           7,510             7,510          107,510         8,689             8,689         108,689
    16           7,574             7,574          107,574         8,903             8,903         108,903
    17           7,553             7,553          107,553         9,055             9,055         109,055
    18           7,443             7,443          107,443         9,138             9,138         109,138
    19           7,237             7,237          107,237         9,148             9,148         109,148
    20           6,924             6,924          106,924         9,080             9,080         109,080
   AGE
    70               0                 0           94,391         3,008             3,008         103,008
     **


(1) Assumes a $1,200 premium (which exceeds the annualized minimum monthly premium) is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient cash surrender value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the policy remains in force even though the cash surrender value is zero.

 ** Policy terminates prior to age 75.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                   FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                             $1,200 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 6%



                           Guaranteed Costs                                  Current Costs
            ----------------------------------------------   ---------------------------------------------
             Accumulation     Cash Surrender       Death      Accumulation     Cash Surrender      Death
  Policy         Value             Value          Benefit         Value             Value         Benefit
   Year         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
---------   --------------   ----------------   ----------   --------------   ----------------   ---------
     1             823                 0          100,823*          877                 0        100,877*
     2           1,664                 0          101,664*        1,777                 0        101,777*
     3           2,521               691          102,521         2,702               872         102,702
     4           3,393             1,563          103,393         3,649             1,819         103,649
     5           4,279             2,449          104,279         4,617             2,787         104,617
     6           5,176             3,529          105,176         5,605             3,958         105,605
     7           6,084             4,620          106,084         6,613             5,149         106,613
     8           6,999             5,718          106,999         7,639             6,358         107,639
     9           7,920             6,822          107,920         8,681             7,583         108,681
    10           8,844             7,929          108,844         9,736             8,821         109,736
    11           9,766             9,034          109,766        10,800            10,068         110,800
    12          10,679            10,130          110,679        11,876            11,327         111,876
    13          11,575            11,209          111,575        12,959            12,593         112,959
    14          12,447            12,264          112,447        14,043            13,860         114,043
    15          13,286            13,286          113,286        15,125            15,125         115,125
    16          14,081            14,081          114,081        16,196            16,196         116,196
    17          14,824            14,824          114,824        17,255            17,255         117,255
    18          15,508            15,508          115,508        18,293            18,293         118,293
    19          16,119            16,119          116,119        19,306            19,306         119,306
    20          16,642            16,642          116,642        20,285            20,285         120,285
   AGE
    70          11,776            11,776          111,776        26,285            26,285         126,285
    75               0                 0           94,621        23,513            23,513         123,513
    80               0                 0           45,036        11,868            11,868         111,868
     **


(1) Assumes a $1,200 premium (which exceeds the annualized minimum monthly premium) is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient cash surrender value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the policy remains in force even though the cash surrender value is zero.

 ** Policy terminates prior to age 85.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                   FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                             $1,200 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                        INVESTMENT RATE OF RETURN: 12%



                           Guaranteed Costs                                    Current Costs
            ----------------------------------------------   -------------------------------------------------
             Accumulation     Cash Surrender       Death      Accumulation     Cash Surrender        Death
  Policy         Value             Value          Benefit         Value             Value           Benefit
   Year         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)          (1) (2)
---------   --------------   ----------------   ----------   --------------   ----------------   -------------
     1              880                 0        100,880*             935                 0          100,935*
     2            1,831                 1        101,831            1,952               122          101,952
     3            2,859             1,029        102,859            3,058             1,228          103,058
     4            3,971             2,141        103,971            4,261             2,431          104,261
     5            5,171             3,341        105,171            5,567             3,737          105,567
     6            6,468             4,821        106,468            6,986             5,339          106,986
     7            7,868             6,404        107,868            8,529             7,065          108,529
     8            9,379             8,098        109,379           10,205             8,924          110,205
     9           11,010             9,912        111,010           12,025            10,927          112,025
    10           12,770            11,855        112,770           14,003            13,088          114,003
    11           14,667            13,935        114,667           16,149            15,417          116,149
    12           16,709            16,160        116,709           18,483            17,934          118,483
    13           18,903            18,537        118,903           21,020            20,654          121,020
    14           21,256            21,073        121,256           23,775            23,592          123,775
    15           23,776            23,776        123,776           26,768            26,768          126,768
    16           26,474            26,474        126,474           30,014            30,014          130,014
    17           29,358            29,358        129,358           33,540            33,540          133,540
    18           32,444            32,444        132,444           37,368            37,368          137,368
    19           35,741            35,741        135,741           41,524            41,524          141,524
    20           39,258            39,258        139,258           46,036            46,036          146,036
   AGE
    70           87,720            87,720        187,720          119,593           119,593          219,593
    75          120,482           120,482        220,482          187,128           187,128          287,128
    80          153,936           153,936        253,936          289,488           289,488          389,488
    85          178,346           178,346        278,346          443,751           443,751          543,751
    90          170,665           170,665        270,665          677,273           677,273          777,273
    95           93,333            93,333        193,333        1,035,401         1,035,401        1,135,401


(1) Assumes a $1,200 premium (which exceeds the annualized minimum monthly premium) is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient cash surrender value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the policy remains in force even though the cash surrender value is zero.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                  APPENDIX D
              Maximum Surrender Charge Per $1,000 of Face Amount



  Insured's Age at    Charge Per $1,000 of Face    Insured's Age at  Charge Per $1,000 of Face
   Policy Date or              Amount               Policy Date or             Amount
 Effective Date of     (Initial Face Amount or      Effective Date    (Initial Face Amount or
    Increase, as              Amount of            of Increase, as           Amount of
    Appropriate          Requested Increase)         Appropriate        Requested Increase)
------------------- ----------------------------- ----------------- ----------------------------
                         Male          Female                            Male          Female
                       Nonsmoker      Nonsmoker                        Nonsmoker     Nonsmoker
                     and Standard   and Standard                     and Standard   and Standard
                    -------------- --------------                   -------------- -------------
         0           6.00           6.00                 38         17.40          16.10
         1           6.10           6.00                 39         17.80          16.50
         2           6.20           6.00                 40         18.30          16.80
         3           6.30           6.00                 41         18.80          17.20
         4           6.40           6.00                 42         19.30          17.60
         5           6.50           6.00                 43         19.80          18.10
         6           6.60           6.00                 44         20.40          18.50
         7           6.80           6.00                 45         20.90          19.00
         8           7.00           6.00                 46         21.60          19.50
         9           7.20           6.20                 47         22.20          20.00
         10          7.50           6.40                 48         22.90          20.60
         11          7.80           6.60                 49         23.70          21.20
         12          8.00           6.80                 50         24.50          21.80
         13          8.20           7.00                 51         25.30          22.40
         14          8.50           7.20                 52         26.20          23.10
         15          8.80           7.40                 53         27.20          23.90
         16          9.00           7.60                 54         28.20          24.60
         17          9.20           7.80                 55         29.30          25.50
         18          9.50           8.00                 56         30.40          26.30
         19          9.80           8.20                 57         31.60          27.20
         20         10.00           8.50                 58         32.90          28.20
         21         10.30           8.90                 59         34.30          29.30
         22         10.90           9.20                 60         35.70          30.40
         23         11.30           9.50                 61         37.30          31.60
         24         11.90          10.00                 62         39.00          32.90
         25         12.50          10.50                 63         40.70          34.30
         26         12.80          11.10                 64         42.60          35.80
         27         13.40          11.70                 65         44.60          37.30
         28         13.80          12.30                 66         46.70          38.90
         29         14.40          12.70                 67         48.90          40.60
         30         14.70          13.00                 68         48.60          42.40
         31         15.00          13.60                 69         48.30          44.40
         32         15.30          14.20                 70         48.10          46.60
         33         15.60          14.60                 71         47.80          47.90
         34         15.90          14.80                 72         47.60          47.50
         35         16.20          15.10                 73         47.40          47.10
         36         16.60          15.40                 74         47.20          46.70
         37         17.00          15.80                 75         46.90          46.20
       ----         -----          -----                 --         -----          -----

                      (This Page Intentionally Left Blank)

                                  APPENDIX E
         Surrender Charge Whole Life Premium Per $1,000 of Face Amount

The following table provides the Surrender Charge Whole Life Premium factors that are used in determining the Premium Related Surrender Charge Reduction. See section entitled "Surrender Charge" in the Prospectus.



                   Surrender Charge Whole Life                      Surrender Charge Whole Life
  Insured's Age       Premium Per $1,000 of        Insured's Age      Premium Per $1,000 of
 at Policy Date        Initial Face Amount        at Policy Date       Initial Face Amount
----------------   ---------------------------   ----------------   --------------------------
                       Male          Female                             Male          Female
                     Nonsmoker      Nonsmoker                         Nonsmoker     Nonsmoker
                    and Smoker     and Smoker                        and Smoker     and Smoker
                   ------------   ------------                      ------------   -----------
        0          $3.31         $ 2.81                38           $13.31        $ 11.43
        1           3.34           2.85                39            13.93          11.94
        2           3.45           2.94                40            14.58          12.47
        3           3.55           3.04                41            15.27          13.02
        4           3.67           3.13                42            16.00          13.61
        5           3.79           3.24                43            16.77          14.22
        6           3.92           3.35                44            17.58          14.87
        7           4.06           3.46                45            18.44          15.55
        8           4.21           3.58                46            19.36          16.27
        9           4.36           3.71                47            20.32          17.03
       10           4.53           3.85                48            21.35          17.83
       11           4.70           3.99                49            22.44          18.67
       12           4.87           4.13                50            23.60          19.57
       13           5.05           4.29                51            24.84          20.52
       14           5.24           4.45                52            26.15          21.52
       15           5.42           4.61                53            27.55          22.59
       16           5.61           4.78                54            29.04          23.71
       17           5.80           4.96                55            30.63          24.91
       18           6.00           5.14                56            32.31          26.18
       19           6.21           5.33                57            34.11          27.54
       20           6.42           5.53                58            36.03          28.99
       21           6.65           5.74                59            38.08          30.55
       22           6.89           5.96                60            40.28          32.23
       23           7.14           6.19                61            42.63          34.03
       24           7.41           6.44                62            45.15          35.98
       25           7.69           6.69                63            47.84          38.06
       26           8.00           6.96                64            50.72          40.29
       27           8.32           7.24                65            53.79          42.67
       28           8.66           7.53                66            57.09          45.23
       29           9.02           7.84                67            60.62          47.98
       30           9.40           8.16                68            64.41          50.96
       31           9.80           8.50                69            68.50          54.21
       32          10.22           8.86                70            72.90          57.75
       33          10.67           9.24                71            77.65          61.62
       34          11.14           9.63                72            82.75          65.84
       35          11.64          10.05                73            88.20          70.41
       36          12.17          10.49                74            94.00          75.36
       37          12.73          10.95                75           100.17          80.71
    ------         ------         ------               --           -------        -------

                      (This Page Intentionally Left Blank)

                     (This Page Intentionally Left Blank)

                         UNDERTAKINGS TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                             RULE 484 UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


            "REASONABLENESS" REPRESENTATION PURSUANT TO 26(e)(2)(A)
                     OF THE INVESTMENT COMPANY ACT OF 1940


     Depositor represents that the fees and charges deducted under the flexible premium variable life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York.

                                    PART II
                       Contents of Registration Statement

     This Registration Statement comprises the following papers and documents:

     The Facing Sheet
      The general form of Prospectus, consisting of 93 pages.
      Undertaking to file reports.
      Rule 484 Undertaking.
      "Reasonableness" representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940.
      The signatures.

     Written consents of the following persons:


   1. Jeffrey A. Proulx -- Filed as part of Ex-99.2
   2. Steve P. West, FSA, MAAA -- Filed as Ex-99.C.6
   3. Independent Auditor's Consent of Deloitte & Touche -- Filed as Ex-99.C.1


     The following exhibits:

   1. The following exhibits correspond to those required by Paragraph A of the instructions as to exhibits in Form N-8B-2:


        (1)(a)    Resolution of Board of Directors of ReliaStar Life Insurance Company of New York ("RLICNY")
                  establishing the RLICNY Variable Life Separate Account I.1
           (b)    Resolution of Board of Directors of RLICNY changing the name of RLICNY changing the name of
                  RLICNY Separate Account I.4
        (2)       Not applicable.
        (3)(a)    Form of General Distributor Agreement between Washington Square Securities Inc. and RLICNY.2
           (b)    Specimens of WSSI Selling Agreements.2
           (4)    Not applicable.
           (5)    Form of Policy available (together with available Policy riders).4
        (6)(a)    Amended Charter of RLICNY.4
           (b)    Amended Bylaws of RLICNY.4
        (7)       Not applicable.
        (8)(a)    Form of Participation Agreement by and between RLICNY and Fred Alger Management, Inc.3
           (b)    Form of Amendment No. 1 to Participation Agreement by and between Depositor and Fred Alger
                  Management, Inc.
           (c)    Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors
                  Corporation and Form of Amendment No. 1.1
           (d)    Form of Amendment Nos. 2 and 3 to Participation Agreement with Fidelity's Variable Insurance
                  Products Fund and Fidelity Distributors Corporation.4
           (e)    Form of Amendment No. 4 to Participation Agreement among Depositor and Fidelity's Variable
                  Insurance Products Fund and Fidelity Distributors Corporation.
           (f)    Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors
                  Corporation and Form of Amendment No. 1.1
           (g)    Form of Amendment Nos. 2 and 3 to Participation Agreement with Fidelity's Variable Insurance
                  Products Fund II and Fidelity Distributors Corporation.4
           (h)    Form of Amendment No. 4 to Participation Agreement among Depositor and Fidelity's Variable
                  Insurance Products Fund II and Fidelity Distributors Corporation.
           (i)    Form of Participation Agreement by and between RLICNY and Janus Aspen Series.3
           (j)    Form of Amendment No. 1 to Participation by and between Depositor and Janus Aspen Series.
           (k)    Form of Participation Agreement by and between RLICNY, Neuberger Berman Advisers Management
                  Trust, Advisers Managers Trust and Neuberger Berman Management Inc.3
           (l)    Amendment No. 1 to Participation Agreement by and among Depositor, Neuberger Berman Advisers
                  Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.
           (m)    Form of Participation Agreement by and between RLICNY and OpCap Advisors.3
           (n)    Amendment No. 1 to Participation Agreement by and between Depositor and OpCap Advisors.
           (o)    Form of Participation Agreement with Putnam Variable Trust (formerly known as Putnam Capital
                  Manager Trust) and Putnam Mutual Funds Corp.2
           (p)    Form of Service Agreement by and between RLICNY and Janus Capital Corporation.3

          (q)     Form of Amendment No. 1 to Participation Agreement with Putnam Variable Trust and Putnam Mutual
                  Funds Corp.4
          (r)     Form of Amendment No. 2 to Participation Agreement among Depositor and Putnam Variable Trust and Putnam Mutual Funds Corp.
          (s)     Form of Service Agreement by and RLICNY and Fred Alger Management, Inc.3
          (t)     Form of Service Contract with Fidelity Distributors Corporation.2
          (u)     Form of Service Agreement with Fidelity Investments Institutional Operations Company, Inc.2
          (v)     Form of Service Agreement by and between RLICNY and Neuberger Berman Management Inc. .3
          (w)     Form of Service Agreement by and between RLICNY and OpCap Advisors.3
          (x)     Form of Management Services Agreement with ReliaStar Life Insurance Company.1
       (9)        Not applicable.
      (10)        Policy application.4


   2. Opinion and consent of Jeffrey A. Proulx, Esquire, as to the legality of the Securities being registered. Filed as part of EX-99.2.
   3. Not applicable.
   4. Not applicable.


  EX-99.C1.    Auditors' Consent.
  EX-99.C2.    Not applicable.
  EX-99.C3.    Not applicable.
  EX-99.C4.    See EX-99.2.
  EX-99.C5.    Not applicable.
  EX-99.C6.    Actuarial Opinion and Consent.
  EX-99.D1.    Memorandum describing RLICNY's issuance, transfer and redemption procedures for the Policies and RLICNY's procedure for conversion to a fixed benefit policy.4
  EX-24.       Powers of Attorney.
               Stephen A. Carb4
               R. Michael Conley4
               Richard R. Crowl4
               John H. Flittie4
               Ambassador Ulric Haynes, Jr.
               Wayne R. Huneke4
               Mark S. Jordahl
               Kenneth U. Kuk4
               James R. Miller
               Fioravante G. Perrotta4
               Robert C. Salipante4
               John G. Turner4
               Charles B. Updike4
               Ross M. Weale4


  ---------
  1 Incorporated by reference to Registrant's Form S-6 Registration Statement,
    File No. 333-19123, filed December 31, 1996.

  2 Incorporated by reference to Registrant's Form S-6 Registration Statement,
    File No. 333-19123, filed May 9, 1997.

  3 Incorporated by reference to Registrant's Form S-6 Registration Statement,
    File No. 333-19123, filed August 1, 1997.

  4 Incorporated by reference to Registrant's Form S-6 Registration Statement,
    File No. 333-47527, filed March 6, 1998.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of Post-Effective Amendment No. 4 to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to this Registration Statement to be signed on its behalf, in the City of Minneapolis, and State of Minnesota, on this 9th day of April, 1999.

                              RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
                              (Registrant)

                              By: RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Depositor)

                              By:     /s/Robert C. Salipante
                                      Robert C. Salipante
                                      Chief Executive Officer and President

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused Post-Effective Amendment No. 4 to this Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 9th day of April, 1999.

                              RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                              (Depositor)

                              By:     /s/ Robert C. Salipante
                                      Robert C. Salipante
                                      Chief Executive Officer and President

As required by the Securities Act of 1933, Post-Effective Amendment No. 4 to this Registration Statement has been signed on this 9th day of April, 1999 by the following directors and officers of Depositor in the capacities indicated:

/s/ Robert C. Salipante       Chief Executive Officer and President
--------------------------
    Robert C. Salipante

/s/ Chris D. Schreier         Treasurer and Controller
--------------------------
        Chris D. Schreier

Stephen A. Carb                  Wayne R. Huneke             Robert C. Salipante
R. Michael Conley                Mark S. Jordahl             John G. Turner
Richard R. Crowl                 Kenneth U. Kuk              Charles B. Updike
John H. Flittie                  James R. Milller            Ross M. Weale
Ambassador Ulric Haynes, Jr.     Fioravante G. Perrotta

* A majority of the Board of Directors

*Jeffrey A. Proulx, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Life Insurance Company of New York pursuant to powers of attorney duly executed by such persons.

                                    /s/ Jeffrey A. Proulx
                              -------------------------------------
                              Jeffrey A. Proulx, Attorney-In-Fact

                                INDEX TO EXHIBITS



EX-99.A.8b            Form of Amendment No. 1 to Participation Agreement by and
                      between Depositor and Fred Alger Management, Inc.

EX-99.A.8e            Form of Amendment No. 4 to Participation Agreement among
                      Depositor and Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation.

EX-99.A.8h            Form of Amendment No. 4 to Participation Agreement among
                      Depositor and Fidelity's Variable Insurance Products Fund
                      II and Fidelity Distributors Corporation.

EX-99.A.8j            Form of Amendment No. 1 to Participation Agreement by and
                      between Depositor and Janus Aspen Series.

EX-99.A.8l            Amendment No. 1 to Participation Agreement by and among
                      Depositor, Neuberger Berman Advisers Management Trust,
                      Advisers Managers Trust and NBMI.

EX-99.A.8n            Amendment No. 1 to Participation Agreement by and between
                      Depositor and OpCap Advisors.

EX-99.A.8r            Form of Amendment No. 2 to Participation Agreement among
                      Depositor and Putnam Variable Trust and Putnam Mutual
                      Funds Corp.

EX-99.2. Opinion and consent of Jeffrey A. Proulx, Esquire, as to the legality of the Securities being registered.

EX-99.C1.             Independent Auditors' Consent


EX.99-C6.             Actuarial Opinion and Consent


EX-24.                Powers of Attorney